As filed with the Securities and Exchange Commission on April 30, 2001

Securities Act File No. 333-88693
Investment Company Act File No. 811-09611

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 3	☒

(Check appropriate box or boxes)

MERCURY QA EQUITY SERIES, INC.
(Exact name of Registrant as specified in charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (609) 282-2800

TERRY K. GLENN
P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:    As soon as practicable after the effective date of the Registration Statement.

Copies to:

Counsel for the Fund: and JOEL H. GOLDBERG, Esq. Swidler Berlin Shereff Friedman, LLP The Chrysler Building 405 Lexington Avenue New York, New York 10174	MICHAEL J. HENNEWINKEL, Esq. P.O. Box 9011 Princeton, New Jersey 08543-9011

It is proposed that this filing will become effective

☒ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a) (1)
☐ on (date) pursuant to paragraph (a) (1)
☐ 75 days after filing pursuant to paragraph (a) (2)
☐ on (date) pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus ·  April 30, 2001

Mercury QA Equity Series, Inc.

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

MERCURY FUNDS

Table of Contents

PAGE

[GRAPHIC]
FUND FACTS

About the Mercury QA Equity Funds	2

Risk/Return Bar Chart	6

Fees and Expenses	7

[GRAPHIC]
ABOUT THE DETAILS

How the Funds Invest	18

Investment Risks	21

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ACCOUNT CHOICES

Pricing of Shares	28

How to Buy, Sell, Transfer and Exchange Shares	33

How Shares are Priced	37

Fee-Based Programs	38

Dividends and Taxes	38

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THE PORTFOLIO MANAGEMENT

Management of the Funds	40

Financial Highlights	42

[GRAPHIC]
TO LEARN MORE

Shareholder Reports	back cover
Statement of Additional Information	back cover

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In an effort to help you better understand the many concepts involved in making an investment decision, we have defined highlighted terms in this Prospectus in the sidebar.

Large-capitalization Companies —companies that have market capitalizations in the range of companies included in the Standard & Poor’s 500 Composite Stock Price Index (generally at least $4 billion).

Standard & Poor’s 500 Composite Stock Price Index — a market-weighted index composed of common stocks issued by 500 U.S. large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the U.S.

Common Stock — shares of ownership of a corporation.

Mid-capitalization Companies —companies that have market capitalizations in the range of companies included in the Standard & Poor’s MidCap 400 Index (generally between $1 billion and $5 billion).

Standard & Poor’s MidCap 400 Index — a market-weighted index composed of common stocks issued by 400 U.S. mid-capitalization companies in a wide range of businesses.

Small-capitalization Companies  — companies that have market capitalizations in the range of companies included in the Standard & Poor’s SmallCap 600 Index (generally below $1 billion).

Standard & Poor’s SmallCap 600 Index — a market-weighted index composed of common stocks issued by 600 U.S. smaller-capitalization companies in a wide range of businesses.

ABOUT THE MERCURY QA EQUITY FUNDS

What is each Fund’s investment objective?

Mercury QA Large Cap Core Fund

The investment objective of the Mercury QA Large Cap Core Fund (the “Large Cap Core Fund”) is to provide long term growth of capital.

Mercury QA Large Cap Value Fund

The investment objective of the Mercury QA Large Cap Value Fund (the “Large Cap Value Fund”) is primarily to provide long term growth of capital and secondarily to provide dividend income.

Mercury QA Large Cap Growth Fund

The investment objective of the Mercury QA Large Cap Growth Fund (the “Large Cap Growth Fund”) is to provide long term growth of capital.

Mercury QA Mid Cap Fund

The investment objective of the Mercury QA Mid Cap Fund (the “Mid Cap Fund”) is to provide long term growth of capital.

Mercury QA Small Cap Fund

The investment objective of the Mercury QA Small Cap Fund (the “Small Cap Fund”) is to provide long term growth of capital.

Mercury QA International Fund

The investment objective of the Mercury QA International Fund (the “International Fund”) is to provide long term growth of capital.

We cannot guarantee that a Fund will achieve its objectives.

What are the Funds’ main investment strategies?

Each Fund (other than the International Fund) normally invests at least 65% of its total assets in equity securities of U.S. issuers. Each of the Large Cap Core Fund, Large Cap Value Fund and Large Cap Growth Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies. Each of the Mid Cap Fund and Small Cap Fund normally invests at least 65% of its total assets in equity securities of mid-capitalization companies and small-capitalization companies, respectively. The International Fund normally invests at least 65% of its total assets in equity securities of companies whose primary trading markets are located in foreign countries included in the Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index in U.S. Dollars with net dividends (the “EAFE Index”). Country weightings are in similar proportions to their weightings in the EAFE Index.

The Investment Adviser uses three principal strategies to select investments for each Fund. First the Investment Adviser uses a “top-down” analysis to identify sectors with investment results that are aligned with the particular Fund’s investment objective. Second, the Investment Adviser uses a “bottom-up” stock selection approach to identify those securities within a sector that seem to be the most attractive. Depending on the Fund, this analysis involves selection of stocks through a “value” strategy, a “growth” strategy, or a blend of the two. Third, the Investment Adviser uses quantitative risk management techniques to produce an overall portfolio with risk and style characteristics similar to each Fund’s respective market segment.

The market segment and style investment analysis for each of the Funds is as follows:

Fund	Market Segment

Large Cap Core Fund	stocks of large-capitalization companies selected through a blend of “value” and “growth” strategies

Large Cap Value Fund	stocks of large-capitalization companies selected through a “value” strategy

Large Cap Growth Fund	stocks of large-capitalization companies selected through a “growth” strategy

Mid Cap Fund	stocks of mid-capitalization companies selected through a blend of “value” and “growth” strategies

Small Cap Fund	stocks of small-capitalization companies selected through a blend of “value” and “growth” strategies

International Fund	stocks of companies whose primary trading
markets are located outside of the
United States with an emphasis on larger
capitalization companies in these markets
selected through a blend of “value” and
“growth” strategies

While certain sectors will be overweighted or underweighted, each Fund seeks to invest in a broad range of stocks from its market segment, and to include stocks from most major sectors of the U.S. economy, or, in the case of the International Fund, markets located outside the United States.

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and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

“Growth” Strategy — a strategy in which the focus is to invest in “growth” stocks.

“Growth” Stocks — stocks of companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy.

Volatility — the amount and frequency of changes in a security’s value.

What are the main risks of investing in the Funds?

As with any mutual fund, the value of each Fund’s investments—and therefore the value of a Fund’s shares—may fluctuate. These changes may occur because a particular stock market is rising or falling. At other times, there are specific factors that may affect the value of a particular investment. Each Fund is also subject to the risk that the stocks the Investment Adviser selects will underperform relative to other securities in its market segment overall or other funds with similar investment objectives and investment strategies. If the value of a Fund’s investments goes down, you may lose money.

The Small Cap Fund and, to a lesser extent, the Mid Cap Fund are subject to the risks associated with investment in securities of smaller capitalization companies. Small companies’ securities generally trade in lower volumes and are subject to greater, less predictable price changes than the securities of larger, more established companies.

The International Fund invests in foreign securities, including securities denominated in foreign currencies. Investments in foreign securities involve special risks, including the possibility of substantial volatility due to adverse political, economic or other developments. Foreign securities may also be less liquid and harder to value than U.S. securities. In addition, the foreign securities in which the International Fund invests may be subject to changes in value due to movements in exchange rates. Generally, when a foreign currency appreciates (or depreciates) in value against the U.S. dollar, securities denominated in that currency appreciate (or depreciate) in U.S. dollar terms.

Each Fund will attempt to be fully invested at all times, and will not hold a significant portion of its assets in cash. The Funds will generally not attempt to hedge against adverse market movements. Therefore, a Fund might go down in value more than other mutual funds in the event of a general market decline.

The Funds anticipate that the Mercury QA Strategy Series Funds, a group of funds managed by the Investment Adviser, will be significant investors in each Fund. The Mercury QA Strategy Series Funds are asset allocation funds, which means that they will pursue their investment objectives by changing the allocations of their assets among the Funds based on the Investment Adviser’s evaluation of market conditions. As a result, at times the Mercury QA Strategy Series Funds may make large purchases or redemptions of a Fund’s shares. This may increase transaction costs and tax liability for shareholders of that Fund. The Investment Adviser, as common adviser to the Funds and the Mercury QA Strategy Series Funds, will seek to balance the interests of shareholders of all funds.

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Who should invest?

The Mercury QA Large Cap Core Fund may be an appropriate investment for you if you:

•	Want to invest in large U.S. companies

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

The Mercury QA Large Cap Value Fund may be an appropriate investment for you if you:

•	Want to invest in large U.S. companies selected through a value strategy

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital and dividend income

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

The Mercury QA Large Cap Growth Fund may be an appropriate investment for you if you:

•	Want to invest in large U.S. companies selected through a growth strategy

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

The Mercury QA Mid Cap Fund may be an appropriate investment for you if you:

•	Want to invest in medium sized companies and can accept the additional risk and volatility associated with stocks of these companies

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•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

The Mercury QA Small Cap Fund may be an appropriate investment for you if you:

•	Want to invest in smaller capitalization U.S. companies and can accept the additional risk and volatility associated with stocks of these companies

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

The Mercury QA International Fund may be an appropriate investment for you if you:

•	Are looking for exposure to a variety of foreign markets and can accept the additional risk and volatility associated with foreign investing

•	Are investing with long term goals, such as retirement or funding a child’s education

•	Are willing to accept the risk that the value of your investment may decline in order to seek long term growth of capital

•	Are not looking for a significant amount of current income

•	Want a professionally managed and diversified portfolio

RISK/RETURN BAR CHART

The Funds do not show any performance because they have not completed a full calendar year of operations.

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UNDERSTANDING EXPENSES

Fund investors pay various expenses, either directly or indirectly. Listed below are some of the main types of expenses, which the Funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges which you may pay when you buy or sell shares of the Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Management Fee — a fee paid to the Investment Adviser for managing the Fund.

Distribution Fees — fees used to support the Fund’s marketing and distribution efforts, such as compensating financial advisers, securities dealers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

FEES AND EXPENSES

Each Fund offers four different classes of shares. Although your money will be invested the same way no matter which class of shares you buy, there are differences among the fees and expenses associated with each class. Not everyone is eligible to buy every class. After determining which classes you are eligible to buy, decide which class best suits your needs. Your financial adviser or other financial intermediary can help you with this decision.

The tables show the different fees and expenses that you may pay if you buy and hold the different classes of shares of a Fund. Future expenses may be greater or less than those indicated below.

Mercury QA Large Cap Core Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I		Class A		Class B(b)		Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%	(c)	5.25%	(c)	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)		None(d)		4.00%	(c)	1.00%	(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None		None		None		None

Redemption Fee	None		None		None		None

Exchange Fee	None		None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.40%		.40%		.40%		.40%

Distribution and/or Service (12b-1) Fees(e)	None		.25%		1.00%		1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses(f)(g)	.61%		.61%		.64%		.64%
Administrative Fees	.35%		.35%		.35%		.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	.96%		.96%		.99%		.99%

Total Net Operating Expenses(h)	1.36%		1.61%		2.39%		2.39%

(footnotes appear on page 13)

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Mercury QA Large Cap Value Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I	Class A	Class B(b)	Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%(c)	5.25%(c)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)	None(d)	4.00%(c)	1.00%(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.40%	.40%	.40%	.40%

Distribution and/or Service (12b-1) Fees(e)	None	.25%	1.00%	1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses(f)(g)	.75%	.75%	.78%	.77%
Administrative Fees	.35%	.35%	.35%	.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	1.10%	1.10%	1.13%	1.12%

Total Net Operating Expenses (h)	1.50%	1.75%	2.53%	2.52%

(footnotes appear on page 13)

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Mercury QA Large Cap Growth Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I	Class A	Class B(b)	Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%(c)	5.25%(c)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)	None(d)	4.00%(c)	1.00%(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.40%	.40%	.40%	.40%

Distribution and/or Service (12b-1) Fees(e)	None	.25%	1.00%	1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses (f)(g)	.75%	.75%	.77%	.76%
Administrative Fees	.35%	.35%	.35%	.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	1.10%	1.10%	1.12%	1.11%

Total Net Operating Expenses(h)	1.50%	1.75%	2.52%	2.51%

(footnotes appear on page 13)

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Mercury QA Mid Cap Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I	Class A	Class B(b)	Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%(c)	5.25%(c)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)	None(d)	4.00%(c)	1.00%(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None	None	None	None

Redemption Fee	None	None	None	None

Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.55%	.55%	.55%	.55%

Distribution and/or Service (12b-1) Fees(e)	None	.25%	1.00%	1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses(f)(g)	.74%	.74%	.75%	.75%
Administrative Fees	.35%	.35%	.35%	.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	1.09%	1.09%	1.10%	1.10%

Total Net Operating Expenses(h)	1.64%	1.89%	2.65%	2.65%

(footnotes appear on page 13)

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Mercury QA Small Cap Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I		Class A	Class B(b)		Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25	%(c)	5.25% (c)	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None	(d)	None (d)	4.00	%(c)	1.00	%(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None		None	None		None

Redemption Fee	None		None	None		None

Exchange Fee	None		None	None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.55%		.55%	.55%		.55%

Distribution and/or Service (12b-1) Fees(e)	None		.25%	1.00%		1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses(f)(g)	.75%		.75%	.76%		.77%
Administrative Fees	.35%		.35%	.35%		.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	1.10%		1.10%	1.11%		1.12%

Total Net Operating Expenses(h)	1.65%		1.90%	2.66%		2.67%

(footnotes appear on page 13)

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Mercury QA International Fund

Shareholder Fees (fees paid directly from your investment)(a):	Class I		Class A		Class B(b)		Class C

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.25%	(c)	5.25%	(c)	None		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None(d)		None(d)		4.00%	(c)	1.00%	(c)

Maximum Sales Charge (Load) imposed on dividend reinvestments	None		None		None		None

Redemption Fee	None		None		None		None

Exchange Fee	None		None		None		None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

Management Fee	.65%		.65%		.65%		.65%

Distribution and/or Service (12b-1) Fees(e)	None		.25%		1.00%		1.00%

Other Expenses (including transfer agency fees) after waiver of fees and/or reimbursement of expenses (f)(g)	.75%		.75%		.76%		.77%
Administrative Fees	.35%		.35%		.35%		.35%

Total Other Expenses after waiver of fees and/or reimbursement of expenses	1.10%		1.10%		1.11%		1.12%

Total Net Operating Expenses(h)	1.75%		2.00%		2.76%		2.77%

(footnotes appear on next page)

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(a)
In addition, certain securities dealers may charge a fee to process a purchase or sale of shares. See “How To Buy, Sell, Transfer and Exchange Shares—If you want to—Buy shares” and “—Sell your shares.”

(b)	Class B shares automatically convert to Class A shares approximately eight years after you buy them and will no longer be subject to distribution fees.
(c)	Some investors may qualify for reductions in the sales charge (load).
(d)	You may pay a deferred sales charge if you purchase $1 million or more and you redeem within one year.
(e)
The Fund calls the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used elsewhere in this Prospectus and in all other materials. Class B and Class C shares pay a Distribution Fee of 0.75% and a Service (Account Maintenance) Fee of 0.25%. Class A shares pay only a Service (Account Maintenance) Fee of 0.25%.

(f)
The transfer agent is an affiliate of the Investment Adviser. Each Fund pays the transfer agent a fee for each shareholder account and reimburses it for out-of-pocket expenses. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required). Each Fund pays a 0.10% fee for certain accounts that participate in certain fee-based programs. For the period June 2, 2000 (commencement of operations) to December 31, 2000, the Large Cap Core Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Fund paid the transfer agent fees totaling $953, $933, $663, $827 $712, and $799, respectively. Effective January 1, 2001, the Funds have entered into an agreement with State Street Bank and Trust Company pursuant to which State Street provides accounting services to each Fund. Each Fund will pay the costs of these services. In addition each Fund will reimburse the Investment Adviser for the cost of certain additional accounting services. For the period June 2, 2000 (commencement of operations) to December 31, 2000, the Large Cap Core Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund, Small Cap Fund and International Fund reimbursed the Investment Adviser $33,612, $28,931, $23,170, $24,334, $19,661 and $23,624, respectively, for accounting services.

(g)
With respect to each Fund, the Investment Adviser has entered into a contractual arrangement with the Funds as necessary to ensure that expenses incurred (excluding Distribution and/or Service Fees) by each class of each Fund will not exceed 1.50% for Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund and Mercury QA Large Cap Growth Fund, 1.65% for Mercury QA Mid Cap Fund and Mercury QA Small Cap Fund, and 1.75% for Mercury QA International Fund. This arrangement has a one-year term and is renewable. Absent such contractual arrangement, the Total Operating Expenses for the Funds would be as follows: 1.45% for Class I shares, 1.70% for Class A shares, 2.48% for Class B shares and 2.48% for Class C shares of Mercury QA Large Cap Core Fund; 3.60% for Class I shares, 3.86% for Class A shares, 4.65% for Class B shares and 4.62% for Class C shares of Mercury QA Large Cap Value Fund; 3.24% for Class I shares, 3.48% for Class A shares, 4.25% for Class B shares, and 4.25% for Class C shares of Mercury QA Large Cap Growth Fund; 3.65% for Class I shares, 3.90% for Class A shares, 4.66% for Class B shares and 4.66% for Class C shares of Mercury QA Mid Cap Fund; 4.23% for Class I shares, 4.48% for Class A shares, 5.24% for Class B shares and 5.25% for Class C shares of Mercury QA Small Cap Fund; 5.28% for Class I shares, 5.53% for Class A shares, 6.30% for Class B shares and 6.30% for Class C shares of Mercury QA International Fund.

(h)
The Total Net Operating Expenses reflect the expenses that each Fund incurred during each Fund’s first fiscal period, restated to reflect the contractual fee waiver and/or expense reimbursement currently in effect and described in note (g) above.

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Examples:

These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that a Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Mercury QA Large Cap Core Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 656	$ 680	$ 642		$ 342

Three Years†	$ 951	$1,024	$1,064		$ 764

Five Years†	$1,267	$1,392	$1,512		$1,312

Ten Years†	$2,162	$2,421	$2,625	*	$2,809

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 656	$ 680	$ 242		$ 242

Three Years†	$ 951	$1,024	$ 764		$ 764

Five Years†	$1,267	$1,392	$1,312		$1,312

Ten Years†	$2,162	$2,421	$2,625	*	$2,809

(footnotes appear on page 17)

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Mercury QA Large Cap Value Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 670	$ 694	$ 656		$ 355

Three Years†	$1,386	$1,457	$1,512		$1,206

Five Years†	$2,122	$2,239	$2,375		$2,163

Ten Years†	$4,054	$4,272	$4,461	*	$4,590

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 670	$ 694	$ 256		$ 255

Three Years†	$1,386	$1,457	$1,212		$1,206

Five Years†	$2,122	$2,239	$2,175		$2,163

Ten Years†	$4,054	$4,272	$4,461	*	$4,590

Mercury QA Large Cap Growth Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 670	$ 694	$ 655		$ 353

Three Years†	$1,316	$1,385	$1,433		$1,131

Five Years†	$1,986	$2,097	$2,224		$2,022

Ten Years†	$3,766	$3,975	$4,152	*	$4,309

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 670	$ 694	$ 255		$ 253

Three Years†	$1,316	$1,385	$1,133		$1,131

Five Years†	$1,986	$2,097	$2,024		$2,022

Ten Years†	$3,766	$3,975	$4,152	*	$4,309

(footnotes appear on page 17)

MERCURY QA EQUITY SERIES, INC.

Mercury QA Mid Cap Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 683	$ 707	$ 668		$ 368

Three Years†	$1,408	$1,477	$1,525		$1,225

Five Years†	$2,152	$2,265	$2,389		$2,189

Ten Years†	$4,102	$4,311	$4,475	*	$4,627

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 683	$ 707	$ 268		$ 268

Three Years†	$1,408	$1,477	$1,225		$1,225

Five Years†	$2,152	$2,265	$2,189		$2,189

Ten Years†	$4,102	$4,311	$4,475	*	$4,627

Mercury QA Small Cap Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 684	$ 708	$ 669		$ 370

Three Years†	$1,519	$1,588	$1,639		$1,342

Five Years†	$2,367	$2,477	$2,604		$2,408

Ten Years†	$4,544	$4,740	$4,900	*	$5,051

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 684	$ 708	$ 269		$ 270

Three Years†	$1,519	$1,588	$1,339		$1,342

Five Years†	$2,367	$2,477	$2,404		$2,408

Ten Years†	$4,544	$4,740	$4,900	*	$5,051

(footnotes appear on next page)

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Fund Facts

Mercury QA International Fund

Expenses if you did redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 694	$ 717	$ 679		$ 380

Three Years†	$1,724	$1,791	$1,851		$1,551

Five Years†	$2,748	$2,853	$2,989		$2,790

Ten Years†	$5,284	$5,460	$5,617	*	$5,748

Expenses if you did not redeem your shares:

	Class I	Class A	Class B		Class C

One Year	$ 694	$ 717	$ 279		$ 280

Three Years†	$1,724	$1,791	$1,551		$1,551

Five Years†	$2,748	$2,853	$2,789		$2,790

Ten Years†	$5,284	$5,460	$5,617	*	$5,748

†
These expenses do not reflect the continuation of the contractual arrangement described in note (g) to the Fees and Expenses table above. As stated above, the arrangement has a one-year term and is renewable.

*	Assumes conversion to Class A shares approximately eight years after purchase. See note (b) to the Fees and Expenses table above.

MERCURY QA EQUITY SERIES, INC.
[LOGO] About the Details

About the Portfolio Managers —The Large Cap Core Fund, Large Cap Value Fund, Large Cap Growth Fund, Mid Cap Fund and International Fund are managed by Philip Green. Mr. Green has been primarily responsible for the day-to-day management of the Funds mentioned above since June 2, 2000.

The Small Cap Fund is co-managed by Philip Green and Chong-Kai Chuah. Mr. Green and Mr. Chuah have been responsible for the day-to-day management of the Small Cap Fund since April, 2001.

About the Investment Adviser —Mercury Advisors is the Investment Adviser.

HOW THE FUNDS INVEST

Each Fund (other than the International Fund) normally invests at least 65% of its total assets in equity securities of U.S. issuers. Each of the Large Cap Core Fund, Large Cap Value Fund and Large Cap Growth Fund normally invests at least 65% of its total assets in equity securities of large-capitalization companies. Each of the Mid Cap Fund and Small Cap Fund normally invests at least 65% of its total assets in equity securities of mid-capitalization companies and small-capitalization companies, respectively. The International Fund normally invests at least 65% of its total assets in equity securities of companies whose primary trading markets are located in foreign countries included in the EAFE Index. Country weightings are in similar proportions to their weightings in the EAFE Index.

The Investment Adviser seeks to maximize each Fund’s growth of capital by investing in securities to create a portfolio that has risk and style characteristics similar to those of a particular market segment. The Investment Adviser uses three principal strategies to select investments for each Fund. First, the Investment Adviser uses objective quantitative criteria to construct an “optimal” portfolio of investments that has similar risk and style characteristics as a particular market segment, but which will overweight sectors the Investment Adviser believes to be attractive and underweight sectors the Investment Adviser believes to be less attractive. Next, the Investment Adviser analyzes the stocks among such sectors using technical and in-depth quantitative research to identify those stocks that may perform well relative to the overall market segment. This analysis is designed to identify a portfolio of investments that the adviser believes will outperform the market segment. Depending on the Fund, this analysis involves selection of stocks through a “value” strategy, a “growth” strategy or a blend of the two. Third, the Investment Adviser uses quantitative risk management techniques to ensure that each Fund’s portfolio remains consistent with, and within appropriate risk levels relative to, its respective market segment.

MERCURY QA EQUITY SERIES, INC.

[GRAPHIC] About the Details

Quantitative Analysis — focuses on quantifiable measures such as the value of assets and profitability as opposed to qualitative considerations such as the character of management.
The market segment and style of investment analysis for each of the Funds is as follows:

Fund	Market Segment

Large Cap Core Fund	stocks of large-capitalization companies selected through a blend of “value” and “growth” strategies

Large Cap Value Fund	stocks of large-capitalization companies selected through a “value” strategy

Large Cap Growth Fund	stocks of large-capitalization companies selected through a “growth” strategy

Mid Cap Fund	stocks of mid-capitalization companies selected through a blend of “value” and “growth” strategies

Small Cap Fund	stocks of small-capitalization companies selected through a blend of “value” and “growth” strategies

International Fund	stocks of companies whose primary trading
markets are located outside of the United
States with an emphasis on larger
capitalization companies in these markets
selected through a blend of “value” and
“growth” strategies

The Investment Adviser uses portfolio construction techniques to structure the “optimal” portfolio. These portfolio construction techniques rely on objective formulas, and are designed to maintain a disciplined and style controlled strategy for each Fund. The adviser then uses technical and in-depth quantitative analysis to select individual investments from the universe of the “optimal” portfolio. This technical and in-depth quantitative analysis is the most significant part of the investment process, and is designed to identify those investments that the adviser believes will outperform the relevant market segment.

The technical and in-depth quantitative analysis focuses on a variety of measures, such as:

•	earnings (surprises and analysts’ revisions)

•	momentum (price and earnings)

• valuation (enterprise value, price versus cash flows, and dividend discount models)

For each Fund, the Investment Adviser emphasizes identifying and purchasing those stocks that it believes are priced most attractively and which appear to present good opportunities for gain, based on the Investment Adviser’s technical and in-depth quantitative analysis. The Large Cap Value Fund focuses on stocks of companies that appear to be undervalued by the market or which appear to be temporarily out of favor, but which the Investment Adviser believes offer promising long term prospects. The Large Cap Growth Fund focuses on stocks of companies that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. The Investment Adviser uses a blend of value and growth strategies in selecting investments for the other four Funds.

To achieve further efficiencies, and/or add value, each Fund may also invest in futures contracts. The Investment Adviser selects futures that it believes may serve as substitutes for individual securities in an attempt to broadly represent a particular market or market segment. Each Fund regularly invests a small portion of its assets in futures contracts correlated with an index representing the Fund’s particular market segment. Futures allow the Funds to increase or decrease exposure to the market segment quickly and at less cost than buying or selling individual stocks. Each Fund invests in futures in order to gain market exposure quickly in the event of subscriptions, to maintain liquidity in the event of redemptions and to keep trading costs low. Each Fund also invests in futures whenever the Investment Adviser believes a futures contract presents price or return characteristics superior to those of stocks represented in the market segment. Furthermore, the International Fund uses futures as an efficient and less costly way of increasing or decreasing its exposure to stocks of companies in particular countries represented in its market segment. The Funds consider futures that provide exposure to equity indices to be equity securities for purposes of the percentages described above.

Each of the market segments targeted by a Fund is reflected in a broad-based market index. Therefore, while none of the Funds is an index fund that seeks to replicate an index, the portfolio construction techniques discussed above are designed with the goal of ensuring that each Fund will have risk and style characteristics similar to the index listed below:

Fund	Index

Large Cap Core Fund	Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”)

Large Cap Value Fund	Standard & Poor’s 500/Barra Value Index

Large Cap Growth Fund	Standard & Poor’s 500/Barra Growth Index

Mid Cap Fund	Standard & Poor’s Mid Cap 400 Index

Small Cap Fund	Standard & Poor’s Small Cap 600 Index

International Fund	EAFE Index

MERCURY QA EQUITY SERIES, INC.
[Graphic] About the Details

In addition to the Funds’ principal strategies described above, the Funds may also employ the following investment strategies:

Each Fund may invest in short term, fixed-income securities that are considered to be cash equivalents. These instruments may include obligations of the U.S. Government, its agencies or instrumentalities, highly rated bonds or comparable unrated bonds, commercial paper, bank obligations and repurchase agreements. The Funds will not invest in short term money market instruments in order to lessen the Funds’ exposure to common stocks as a defensive strategy, but will instead attempt to remain fully invested at all times.

Each Fund’s investment objective is fundamental and may not be changed without shareholder approval. Each Fund’s policies not specifically designated as fundamental in this Prospectus or the Statement of Additional Information are non-fundamental and may be changed without shareholder approval.

INVESTMENT RISKS

This section discusses the principal risks of investing in a Fund, which are summarized under “About the Mercury QA Equity Funds — What are the main risks of investing in the Funds” above. This section also discusses additional risks of investing in a Fund. As with any mutual fund, there can be no guarantee that a Fund will meet its goals or that a Fund’s performance will be positive for any period of time.

All Funds

Market and Selection Risk

Market risk is the risk that the stock market in one or more countries in which a Fund invests will go down in value, including the possibility that the market will go down sharply and unpredictably. Selection risk is the risk that the securities that Fund management selects will underperform relative to other securities in the stock or bond market or other funds with similar investment objectives and investment strategies.

Derivatives

A Fund may use derivative instruments such as futures. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments.

Derivatives are volatile and involve significant risks, including:

•
Leverage risk — the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] About the Details

Net Asset Value — the market value in U.S. dollars of a Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

•	Credit risk — the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.

•	Currency risk — the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.

•
Liquidity risk — the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

A Fund may use derivatives for anticipatory hedging and for non-hedging purposes. Anticipatory hedging is a strategy in which a Fund uses a derivative to offset the risk that securities in which such Fund intends to invest will increase in value before such Fund has an opportunity to purchase the securities. A Fund will use derivatives for anticipatory hedging in order to gain exposure efficiently to its underlying market segment in the event such Fund receives cash inflows. Derivatives may not always be available or cost efficient. If a Fund invests in derivatives, the investments may not be effective as a hedge against price movements.

Correlation Risk

Each Fund may purchase an asset and concurrently sell that asset in a different market, or sell a related asset, in order to capture small price discrepancies between markets or related assets. This strategy involving related assets carries the risk that the value of the related assets will not track or affect each other in the manner anticipated by the Investment Adviser. This strategy generally assumes that the price of related assets will move closer to some historical level, and that price differences from this level will disappear. However, in the event the price differences do not disappear or widen, a Fund could lose money on a transaction.

Borrowing and Leverage Risk

The Funds may borrow for temporary emergency purposes, including to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the return on a Fund’s portfolio. Borrowing will cost a Fund interest expense and other fees. The costs of borrowing may reduce a Fund’s return. Certain securities that a Fund buys may create leverage.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] About the Details

Illiquid Securities

Each Fund may invest up to 15% of its net assets in illiquid securities that it cannot easily resell within seven days at current value or that have contractual or legal restrictions on resale. If a Fund buys illiquid securities it may be unable to quickly resell them or may be able to sell them only at a price below current value.

Restricted Securities

Restricted securities have contractual or legal restrictions on their resale. They include private placement securities that a Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market.

Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. A Fund may get only limited information about the issuer, and so may be less able to predict a loss. In addition, if Fund management receives material adverse nonpublic information about the issuer, a Fund will not be able to sell the security.

Rule 144A Securities

Rule 144A securities are restricted securities that can be resold to qualified institutional buyers but not to the general public. Rule 144A securities may have an active trading market, but carry the risk that the active trading market may not continue.

Securities Lending

Each Fund may lend securities with a value not exceeding 33 1 /3% of its assets to financial institutions that provide cash or government securities issued by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, a Fund may lose money and there may be a delay in recovering the loaned securities. A Fund could also lose money if it does not recover the securities and/or the value of the collateral falls. These events could trigger adverse tax consequences to a Fund.

Risk from Large Investors

The Funds anticipate that the Mercury QA Strategy Series Funds, a group of funds managed by the Investment Adviser, will be significant investors in each Fund. The Mercury QA Strategy Series Funds are asset allocation funds, which means that they will pursue their investment objectives by changing the allocations of their assets among the Funds based on their evaluation of market conditions. As a result, at times the Mercury QA Strategy Series Funds may make large purchases or redemptions of a Fund’s shares. This may increase transaction costs and tax liability for shareholders of that Fund. The Investment Adviser, as common adviser to the Funds and the Mercury QA Strategy Series Funds, will seek to balance the interests of shareholders of all funds.

Mercury QA Mid Cap Fund and Mercury QA Small Cap Fund

Small Cap Securities

Small cap companies and, to a lesser extent, mid cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a small number of key personnel. If a product fails, or if management changes, or there are other adverse developments, the Fund’s investment in a small cap, or mid cap company may lose substantial value.

Small cap securities and, to a lesser extent, mid cap securities generally trade in lower volumes and are subject to greater and more unpredictable price changes than larger cap securities or the stock market as a whole. Investing in small cap securities and, to a lesser extent, mid cap securities requires a long term view.

Volatility

Stocks of small and medium companies tend to be more volatile than stocks of larger companies and can be particularly sensitive to expected changes in interest rates, borrowing costs and earnings.

Mercury QA International Fund

Foreign Market Risk

Since the International Fund invests in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may fluctuate more than prices of securities traded in the United States.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] About the Details

Foreign Economy Risk

The economies of certain foreign markets often do not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations.

Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in some foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

Currency Risk

Securities in which the International Fund invests may be denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Governmental Supervision and Regulation/Accounting Standards

Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Some countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

Certain Risks of Holding Fund Assets Outside the United States

The International Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of its agents, goes bankrupt. In addition, it is often more expensive for the Fund to buy, sell, and hold securities in certain foreign markets than in the United States. The increased expense for investing in foreign markets reduces the amount the Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than for investment companies invested only in the United States.

European Economic and Monetary Union (EMU)

Certain European countries have entered into EMU in an effort to, among other things, reduce barriers between countries, increase competition among countries, reduce government subsidies in certain industries and reduce or eliminate currency fluctuations among these countries. EMU established a single European currency (the “euro”), that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, trade and make dividend and other payments only in euros. Although EMU is generally expected to have a beneficial effect, it could negatively affect the Fund in a number of situations, including as follows:

•
If the transition to euro, or EMU as a whole, does not proceed as planned, the Funds’ investments could be adversely affected. For example, sharp currency fluctuations, exchange rate volatility, and other disruptions of the markets could occur.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] About the Details

•
Withdrawal from EMU by a participating country could also have a negative effect on the Funds’ investments, for example if securities redenominated in euros are transferred back into that country’s national currency.

STATEMENT OF ADDITIONAL INFORMATION

If you would like further information about the Funds, including how they invest, please see the Statement of Additional Information.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

PRICING OF SHARES

Each Fund offers four classes of shares, each with its own sales charge and expense structure, allowing you to invest in the way that best suits your needs. Each share class of a Fund represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares. Your financial adviser or other financial intermediary can help you determine which share class is best suited to your personal financial goals.

For example, if you select Class I or Class A shares of a Fund, you generally pay a sales charge at the time of purchase. If you buy Class A shares of a Fund, you also pay an ongoing account maintenance fee of 0.25%. You may be eligible for a sales charge reduction or waiver.

If you select Class B or Class C shares of a Fund, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. In addition, you may be subject to a deferred sales charge when you sell Class B or Class C shares.

Certain financial intermediaries may charge additional fees in connection with transactions in Fund shares. The Investment Adviser, the Distributor or their affiliates may make payments out of their own resources to selected securities dealers and other financial intermediaries for providing services intended to result in the sale of Fund shares or for shareholder servicing activities.

Each Fund’s shares are distributed by FAM Distributors, Inc., an affiliate of the Investment Adviser.

MERCURY QA EQUITY SERIES, INC.

[GRAPHIC] Account Choices

To better understand the pricing of each Fund’s shares, we have summarized the information below:

	Class I	Class A	Class B	Class C

Availability?	Limited to certain investors including:	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.	Generally available through selected securities dealers and other financial intermediaries.
• Current Class I shareholders
• Certain Retirement Plans
• Participants of certain sponsored programs
• Certain affiliates of selected securities dealers and other financial intermediaries

Initial Sales Charge?	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	Yes. Payable at time of purchase. Lower sales charges available for certain larger investments.	No. Entire purchase price is invested in shares of the Fund.	No. Entire purchase price is invested in shares of the Fund.

Deferred Sales Charge?	No. (May be charged for purchases over $1 million that are redeemed within one year).	No. (May be charged for purchases over $1 million that are redeemed within one year).	Yes. Payable if you redeem within six years of purchase.	Yes. Payable if you redeem within one year of purchase.

Account Maintenance and Distribution Fees?	No.	0.25% Account Maintenance Fee. No Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.	0.25% Account Maintenance Fee. 0.75% Distribution Fee.

Conversion to Class A shares?	No.	No.	Yes, automatically after approximately 8 years.	No.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

Right of Accumulation —  permits you to pay the sales charge that would apply to the cost or value (whichever is higher) of all shares you own in the Mercury mutual funds.

Letter of Intent — permits you to pay the sales charge that would be applicable if you add up all shares of Mercury mutual funds that you agree to buy within a 13 month period. Certain restrictions apply.

Class I and Class A Shares — Initial Sales Charge Options

If you select Class I or Class A shares, you will pay a sales charge at the time of purchase as shown in the following table. Securities dealers’ compensation will be as shown in the last column.

Your Investment	As a % of Offering Price	As a % of Your Investment*	Dealer Compensation as a % of Offering Price

Less than $25,000	5.25%	5.54%	5.00%

$25,000 but less than $50,000	4.75%	4.99%	4.50%

$50,000 but less than $100,000	4.00%	4.17%	3.75%

$100,000 but less than $250,000	3.00%	3.09%	2.75%

$250,000 but less than $1,000,000	2.00%	2.04%	1.80%

$1,000,000 and over**	0.00%	0.00%	0.00%

*	Rounded to the nearest one-hundredth percent.
**
If you invest $1,000,000 or more in Class I or Class A shares, you may not pay an initial sales charge. In that case, the Investment Adviser compensates the selling dealer or other financial intermediary from its own funds. If you redeem your shares within one year after purchase, you may be charged a deferred sales charge. This charge is 1.00% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. A sales charge of 0.75% will be charged on purchases of $1,000,000 or more of Class I and Class A shares by certain employer-sponsored retirement or savings plans.

No initial sales charge applies to Class I or Class A shares that you buy through reinvestment of dividends.

A reduced or waived sales charge on a purchase of Class I or Class A shares may apply for:

•	Purchases under a Right of Accumulation or Letter of Intent

•	Certain trusts managed by banks, thrifts or trust companies including those affiliated with Mercury or its affiliates

•	Certain employer-sponsored retirement or savings plans

•
Certain investors, including mutual funds sponsored by Mercury or its affiliates, directors or trustees of mutual funds sponsored by Mercury or its affiliates, employees of Mercury and its affiliates, and employees of selected dealers

•	Certain fee-based programs managed by Mercury or its affiliates and other financial intermediaries that have agreements with the Distributor or its affiliates

•	Certain fee-based programs managed by selected dealers and other financial intermediaries that have an agreement with Mercury or other affiliates

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

•	Purchases through certain financial advisers, selected dealers, brokers, investment advisers, service providers and other financial intermediaries that have an agreement with Mercury

•	Purchases through certain accounts over which Mercury or an affiliate exercises investment discretion

Only certain investors are eligible to buy Class I shares, including existing Class I shareholders of the Fund, certain retirement plans and participants in certain programs sponsored by Mercury or its affiliates. Your financial adviser or other financial intermediary can help you determine whether you are eligible to buy Class I shares or to participate in any of these programs.

If you decide to buy shares under the initial sales charge alternative and you are eligible to buy both Class I and Class A shares, you should buy Class I shares since Class A shares are subject to a 0.25% account maintenance fee, while Class I shares are not.

If you redeem Class I or Class A shares and within 30 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this “Reinstatement Privilege” may not exceed the amount of your redemption proceeds. To exercise the privilege, contact your financial adviser, other financial intermediary or the Funds’ transfer agent at 1-888-763-2260.

Class B and Class C Shares — Deferred Sales Charge Options

If you select Class B or Class C shares, you do not pay an initial sales charge at the time of purchase. However, if you redeem your Class B shares within six years after purchase or Class C shares within one year after purchase, you may be required to pay a deferred sales charge. You will also pay distribution fees of 0.75% and account maintenance fees of 0.25% each year under distribution plans that each Fund has adopted under Rule 12b-1 under the Investment Company Act of 1940. Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges. Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual finds.

Investors should understand that the purpose and function of the initial sales charges with respect to the Class I and Class A shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Funds. The distributor uses the money that it receives from the deferred sales charge and the distribution fees to cover the costs of marketing, advertising and compensating the financial adviser, selected securities dealer or other financial intermediary who assists you in purchasing Fund shares. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

Class B Shares

If you redeem Class B shares of a Fund within six years after purchase, you may be charged a deferred sales charge. The amount of the charge gradually decreases as you hold your shares over time, according to the following schedule:

Year Since Purchase	Sales Charge*

0 – 1	4.00%

1 – 2	4.00%

2 – 3	3.00%

3 – 4	3.00%

4 – 5	2.00%

5 – 6	1.00%

6 and after	0.00%

*
The percentage charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends are not subject to a deferred sales charge. Mercury funds may not all have identical deferred sales charge schedules. In the event of an exchange for the shares of another Mercury fund, the higher charge, if any, would apply.

The deferred sales charge relating to Class B shares may be reduced or waived in certain circumstances, such as:

•	Certain post-retirement withdrawals from an IRA or other retirement plan if you are over 59 1 /2 years old
•	Redemption by certain eligible 401(a) and 401(k) plans, certain related accounts, and certain retirement plan rollovers
•	Redemption in connection with participation in certain fee-based programs managed by Mercury or its affiliates
•	Redemption in connection with participation in certain fee-based programs managed by selected dealers and other financial intermediaries that have agreements with Mercury
•
Withdrawals resulting from shareholder death or disability as long as the waiver request is made within one year after death or disability or, if later, reasonably promptly following completion of probate, or in connection with involuntary termination of an account in which shares of a Fund are held

•	Withdrawal through the Systematic Withdrawal Plan of up to 10% per year of your Class B account value at the time the plan is established

Your Class B shares convert automatically into Class A shares approximately eight years after purchase. Any Class B shares received through reinvestment of dividends paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for Federal income tax purposes.

Different conversion schedules may apply to Class B shares of different Mercury mutual funds. For example, Class B shares of a fixed income fund typically convert approximately ten years after purchase compared to approximately eight years for equity funds. If you acquire your Class B shares in an exchange from another Mercury fund with a shorter conversion schedule, the Fund’s eight year conversion schedule will apply. If you exchange your Class B shares in a Fund for Class B shares of another Mercury fund with a longer conversion schedule, the other fund’s conversion schedule will apply. The length of time that you hold both the original and exchanged Class B shares in both funds will count toward the conversion schedule. The conversion schedule may be modified in certain other cases as well.

Class C Shares

If you redeem Class C shares within one year after purchase, you may be charged a deferred sales charge of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales charge when you redeem shares that you acquire through reinvestment of Fund dividends. The deferred sales charge relative to Class C shares may be reduced or waived in connection with certain involuntary termination of an account in which Fund shares are held and withdrawals through the Systematic Withdrawal Plan.

Class C shares do not offer a conversion privilege.

HOW TO BUY, SELL, TRANSFER AND EXCHANGE SHARES

The chart below summarizes how to buy, sell, transfer and exchange shares through your financial adviser, a selected securities dealer, broker, investment adviser, service provider or other financial intermediary. You may also buy shares through the transfer agent. To learn more about buying shares through the transfer agent, call 1-888-763-2260. Because the selection of a mutual fund involves many considerations, your financial adviser or other financial intermediary may help you with this decision. The Funds do not issue Share Certificates.

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[GRAPHIC] Account Choices

Because of the high costs of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before a Fund makes an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Fund takes any action. The involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts.

If you want to	Your choices	Information important for you to know

Buy Shares	First, select the share class appropriate for you	Please refer to the pricing of shares table on page 29. Be sure to read this Prospectus carefully.

	Next, determine the amount of your investment	The minimum initial investment for each Fund is $1,000 for all accounts except:
• $500 for certain fee-based programs
• $100 for retirement plans

(The minimums for initial investments may be waived or reduced under certain circumstances.)

Have your financial adviser, selected securities dealer, or other financial intermediary submit your purchase order	The price of your shares is based on the next calculation of net asset value after your order is placed. Any purchase orders placed prior to the close of business on the New York Stock Exchange (generally 4:00 p.m.
Eastern time) will be priced at the net asset value determined that day.
Certain Financial intermediaries, however, may require submission of orders prior to that time.

Purchase orders received after that time will be priced at the net asset value determined on the next business day. A Fund may reject any order to buy shares and may suspend the sale of shares at any time.
Selected securities dealers or other financial intermediaries may charge a processing fee to confirm a purchase. Merrill Lynch, Pierce, Fenner &
Smith Incorporated currently charges a fee of $5.35.

Or contact the transfer agent	To purchase shares directly, call the transfer agent at 1-888-763-2260 and request a purchase application. Mail the completed purchase application to the transfer agent at the address on the inside back cover of this Prospectus.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $100 for all accounts except:
• $50 for certain fee-based programs
• $1 for retirement plans

(The minimums for additional purchases may be waived under certain circumstances).

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge.

	Participate in the automatic investment plan	You may automatically invest a specific amount on a periodic basis through your securities dealer or other financial intermediary:
• The current minimum for such automatic investments is $100. The minimum may be waived or revised under certain circumstances.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

If you want to	Your choices	Information important for you to know

Transfer Shares to Another Securities Dealer or Other FInancial Intermediary	Transfer to a participating securities dealer or other financial intermediary	You may transfer your Fund shares only to another securities dealer or other financial intermediary that has entered into an agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. You may only purchase additional shares of funds previously owned before the transfer. All future trading of these shares must be coordinated by the receiving firm.

	Transfer to a non-participating securities dealer or other financial intermediary	You must either: • Transfer your shares to an account with the transfer agent; or • Sell your shares, paying any applicable deferred sales charges.

Sell your Shares	Have your financial adviser, selected securities dealer, or other financial intermediary submit your sales order	The price of your shares is based on the next calculation of net asset value after your order is placed. For your redemption request to be priced at the net asset value on the day of your request, you must submit your request to your financial intermediary prior to that day’s close of business on the New York Stock Exchange (generally 4:00 p.m.
Eastern time). Certain financial intermediaries, however, may require submission of orders prior to that time. Any redemption request placed after that time will be priced at the net asset value at the close of business on the next business day. Dealers must submit redemption requests to the Fund not more than thirty minutes after the close of business on the New York Stock Exchange on the day the request was received.

Securities dealers or other financial intermediaries may charge a fee to process a redemption of shares. Merrill Lynch, Pierce, Fenner & Smith
Incorporated currently charges a fee of $5.35. No processing fee is charged if you redeem shares directly through the transfer agent.

A Fund may reject an order to sell shares under certain circumstances.

Sell through the transfer agent	You may sell shares held at the transfer agent by writing to the transfer agent at the address on the inside back cover of this prospectus. All shareholders on the account must sign the letter. A signature guarantee will generally be required but may be waived in certain limited circumstances. You can obtain a signature guarantee from a bank, securities dealer, securities broker, credit union, savings association, national securities exchange and registered securities association. A notary public seal will not be acceptable. If you hold stock certificates, return the certificates with the letter. The transfer agent will normally mail redemption proceeds within seven days following receipt of a properly completed request. If you make a redemption request before a
Fund has collected payment for the purchase of shares, the Fund or the transfer agent may delay mailing your proceeds. This delay usually will not exceed ten days. You may also sell shares held at the transfer agent by telephone request if the amount being sold is less than $50,000 and if certain other conditions are met. Contact the transfer agent at
1-888-763-2260.

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[GRAPHIC] Account Choices

If you want to	Your choices	Information important for you to know

Sell Shares Systematically	Participate in a Fund’s Systematic Withdrawal Plan	You can generally arrange through your selected dealer or other financial intermediary for systematic redemptions of a fixed dollar amount on a monthly, bi-monthly, quarterly, semi-annual or annual basis, subject to certain conditions. You must have dividends automatically reinvested. For Class B and Class C shares, your total annual withdrawals cannot be more than 10% per year of the value of your shares at the time the Plan is established. The deferred sales charge is waived for systematic redemptions. Ask your financial adviser or other financial intermediary for details.

Exchange Your Shares	Select the fund into which you want to exchange. Be sure to read that fund’s prospectus.	You can exchange your shares of a Fund for shares of other Mercury mutual funds or for shares of the Summit Cash Reserves Fund. You must have held the shares used in the exchange for at least 15 calendar days before you can exchange to another fund.

Each class of shares of a Fund is generally exchangeable for shares of the same class of another Mercury fund. If you own Class I shares and wish to exchange into a fund in which you have no Class I shares (and you are not eligible to buy Class I shares), you will exchange into Class
A shares. If you own Class I or Class A shares and wish to exchange into Summit, you will exchange into Class A shares of Summit. Class B or Class C shares can be exchanged for Class B shares of Summit.

Some of the Mercury mutual funds impose a different initial or deferred sales charge schedule. If you exchange Class I or Class A shares for shares of a fund with a higher initial sales charge than you originally paid, you will be charged the difference at the time of exchange. If you exchange Class B or Class C shares for shares of a fund with a different deferred sales charge schedule, the higher schedule will apply. The time you hold Class B or Class C shares in both funds will count when determining your holding period for calculating a deferred sales charge at redemption. Your time in both funds will also count when
determining the holding period for a conversion from Class B to Class A shares.

To exercise the exchange privilege contact your financial adviser, securities dealer or other financial intermediary or call the transfer agent at 1-888-763-2260.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

Each Fund also reserves the right to terminate any account engaging in market-timing mutual funds. For purposes of this policy, “market timing” involves three or more purchases and sales of shares of mutual funds within a 90 day period to capture short term profits resulting from market volatility.

Short-term or excessive trading into and out of a Fund may harm performance by disrupting portfolio management strategies and by increasing expenses. Accordingly, a Fund may reject any purchase orders, including exchanges, particularly from market timers or investors who, in Fund management’s opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. For purposes of this policy, a pattern of short-term or excessive trading involves three or more purchases and sales of shares of mutual funds within a 90 day period to capture short-term profits resulting from market volatility. For these purposes, Fund management may consider an investor’s trading history in the Fund or other Mercury funds, and accounts under common ownership or control.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

HOW SHARES ARE PRICED

When you buy shares, you pay the net asset value, plus any applicable sales charge. This is the offering price. Shares are also redeemed at their net asset value, minus any applicable deferred sales charge. Each Fund calculates its net asset value (generally by using market quotations) each day the New York Stock Exchange is open as of the close of business on the Exchange, based on prices at the time of closing. The Exchange generally closes at 4:00 p.m. Eastern time. The net asset value used in determining your share price is the next one calculated after your purchase or redemption order is placed. Foreign securities owned by a Fund may trade on weekends or other days when the Fund does not price its shares. As a result, the International Fund’s net asset value may change on days when you will not be able to purchase or redeem the Fund’s shares. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Funds.

The Funds may accept orders from certain authorized financial intermediaries or their designees. Each Fund will be deemed to receive an order when accepted by the intermediary or designee and the order will receive the net asset value next computed by the Fund after such acceptance. If the payment for a purchase order is not made by a designated later time, the order will be canceled and the financial intermediary could be held liable for any losses.

Generally, Class I shares will have the highest net asset value because that class has the lowest expenses, and Class A shares will have a higher net asset value than Class B or Class C shares because Class B and Class C shares have distribution fees and higher transfer agency fees. Also, dividends paid on Class I and Class A shares will generally be higher than dividends paid on Class B and Class C shares because Class I and Class A shares have lower expenses.

FEE-BASED PROGRAMS

If you participate in certain fee-based programs offered by Mercury or an affiliate of Mercury, or by selected dealers or other financial intermediaries, that have an agreement with Mercury, you may be able to buy Class I shares at net asset value, including by exchanges from other share classes. Sales charges on the shares being exchanged may be reduced or waived under certain circumstances.

You generally cannot transfer shares held through a fee-based program into another account. Instead, you will have to redeem your shares held through the program and purchase shares of another class, which may be subject to distribution and account maintenance fees. This may be a taxable event and you will pay any applicable sales charges.

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[GRAPHIC] Account Choices

Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

“Buying a dividend”

Unless your investment is in a tax-deferred account, you may want to avoid buying shares shortly before a Fund pays a dividend. The reason? If you buy shares when a Fund has realized but not yet distributed ordinary income or capital gains, you will pay the full price for the shares and then receive a portion of the price back in the form of a taxable dividend. Before investing you may want to consult your tax advisor.

If you leave one of these programs, your shares may be redeemed or automatically exchanged into another class of Fund shares or into Summit. The class you receive may be the class you originally owned when you entered the program, or in certain cases, a different class. If the exchange is into Class B shares, the period before conversion to Class A shares may be modified. Any redemption or exchange will be at net asset value. However, if you participate in the program for less than a specified period, you may be charged a fee in accordance with the terms of the program.

Details about these features and the relevant charges are included in the client agreement for each fee-based program and are available from your financial adviser, selected securities dealer or other financial intermediary.

DIVIDENDS AND TAXES

Each Fund will distribute at least annually any net investment income and any net realized long or short term capital gains. Each Fund may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. Dividends may be reinvested automatically in shares of a Fund at net asset value without a sales charge or may be taken in cash. If your account is with a securities dealer or other financial intermediary that has an agreement with a Fund, contact your financial adviser or other financial intermediary about which option you would like. If your account is with the transfer agent, and you would like to receive dividends in cash, contact the transfer agent. Although this cannot be predicted with any certainty, the Funds anticipate that the majority of their dividends, if any, will consist of capital gains. Capital gains may be taxable to you at different rates, depending, in part, on how long a Fund held the assets sold.

You will pay tax on dividends from a Fund whether you receive them in cash or additional shares. If you redeem shares of a Fund or exchange them for shares of another fund, you generally will be treated as having sold your shares and any gain on the transaction may be subject to tax. Each Fund intends to pay dividends that will either be taxed as ordinary income or capital gains. Capital gains are generally taxed at different rates than ordinary income dividends.

If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, a Fund’s ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] Account Choices

Dividends and interest received by the International Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

By law, a Fund must withhold 31% of your dividends and redemption proceeds if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

This section summarizes some of the consequences under current Federal tax law of an investment in a Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in a Fund under all applicable tax laws.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] The Portfolio Management

MANAGEMENT OF THE FUNDS

The Investment Adviser manages the Funds’ investments under the overall supervision of the Board of Directors of the Funds. The Investment Adviser has the responsibility for making all investment decisions for the Funds. The Investment Adviser’s principal business address is 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Philip Green is a Senior Vice President of the Funds. Mr. Green is the Co-Portfolio Manager of the Small Cap Fund and the Portfolio Manager of each other Fund and has been primarily responsible for the day-to-day management of the Funds’ respective portfolios since June 2, 2000. Mr. Green has been a Senior Vice President of the Investment Adviser and certain of its affiliates since 1999, a Managing Director and Portfolio Manager of Global Institutional Services at Bankers Trust from 1997 to 1999, a Vice President of Quantitative Equities at Bankers Trust in 1996, a Vice President of Asset Allocations Strategies at Bankers Trust from 1994 to 1996, a Vice President of Foreign Exchange and Currency Overlay Strategies at Bankers Trust from 1988 to 1999 and an Assistant Treasurer of Asset Management Group at Bankers Trust from 1985 to 1988.

Chong-Khai Chuah is a Vice President and Co-Portfolio Manager of the Small Cap Fund and, along with Mr. Green, has been responsible for the day-to-day management of the Fund’s Portfolio since April, 2001. Mr. Chuah has been a Vice President of the Investment Adviser and certain of its affiliates since July 1999, a Vice President of Asset Allocation Strategies at Bankers Trust from 1997 to 1999 and an Associate of Global Investment Management Technology Group at Bankers Trust from 1994 to 1996.

Mercury Advisors was organized as an Investment Adviser in 1976 and offers investment advisory services to more than 50 registered investment companies. The Investment Adviser and its affiliates manage portfolios with approximately $551 billion in assets (as of February 2001) for individuals and institutions seeking investments worldwide. This amount includes assets managed for affiliates.

The Investment Adviser is paid a fee by each Fund as a percentage of the respective Fund’s average daily net assets as follows:

Fund	Annual Fee Rate
Large Cap Core Fund	0.40%
Large Cap Value Fund	0.40%
Large Cap Growth Fund	0.40%
Mid Cap Fund	0.55%
Small Cap Fund	0.55%
International Fund	0.65%

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[GRAPHIC] The Portfolio Management

The Investment Adviser also provides administrative services to the Funds. As compensation for these administrative services, the Investment Adviser receives an administrative fee equal to 0.35% of each Fund’s average daily net assets.

The Funds have entered into a contractual arrangement with the Investment Adviser as necessary to assure that expenses incurred (excluding Distribution and/or Service Fees) by each class of each Fund will not exceed 1.50% for Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund and Mercury QA Large Cap Growth Fund, 1.65% for Mercury QA Mid Cap Fund and Mercury QA Small Cap Fund and 1.75% for Mercury QA International Fund. This arrangement has a one-year term and is renewable.

Each Fund may in the future invest all of its assets in another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying fund and each Fund’s investment results would correspond directly to the respective fund’s investment results. This type of mutual fund structure is sometimes referred to as a “master/feeder” structure. If other entities also invest in the underlying fund, this could enable the Funds to realize economies of scale by investing through an entity with more assets (the underlying fund). However, there are additional costs involved in operating a “master/feeder” structure. If these additional costs are not offset as a result of economies of scale, it is possible that a Fund’s expenses would increase rather than decrease if it converts to this structure. The Board of Directors of the Funds has the authority, on behalf of each Fund, to make the change to a “master/feeder” structure without first holding a vote of the Fund’s shareholders if it believes it is in the best interests of the Fund to do so.

MERCURY QA EQUITY SERIES, INC.
{LOGO—THE MANAGEMENT TEAM]

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Funds’ performance for the period June 2, 2000 (commencement of operations) to December 31, 2000. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose reports, along with the Funds’ financial statements, are included in the Funds’ Annual Reports, which are available upon request.

	Class I
	For the Period June 2, 2000† to December 31, 2000
	Mercury QA Large Cap Core Fund	Mercury QA Large Cap Value Fund	Mercury QA Large Cap Growth Fund	Mercury QA Mid Cap Fund	Mercury QA Small Cap Fund	Mercury QA International Fund
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:

Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00

Investment loss — net	(.02)	— #	(.04)	(.03)	(.04)	(.01)

Realized and unrealized gain (loss) on foreign currency transactions and/or investments — net	(1.50)	(.17)	(2.38)	.29	.18	(1.07)

Total from investment operations	(1.52)	(.17)	(2.42)	.26	.14	(1.08)

Less distributions in excess of realized gain on investments — net	—	—	—	(.05)	—	—

Net asset value, end of period	$ 8.48		$ 9.83		$ 7.58		$ 10.21		$ 10.14		$ 8.92

Total Investment Return:**

Based on net asset value per share	(15.20	)%††	(1.70	)%††	(24.20	)%††	2.59	%††	1.40	%††	(10.80	)%††

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.36	%*	1.50	%*	1.50	%*	1.64	%*	1.65	%*	1.75	%*

Expenses	1.45	%*	3.60	%*	3.24	%*	3.65	%*	4.23	%*	5.28	%*

Investment loss — net	(.40	)%*	(.04	)%*	(.99	)%*	(.81	)%*	(1.05	)%*	(.42	)%*

Supplemental Data:

Net assets, end of period (in thousands)	$44,248		$14,806		$10,291		$10,415		$ 8,744		$11,498

Portfolio turnover	70.82%		32.96%		19.44%		77.20%		53.37%		29.83%

*	Annualized.
**	Total investment returns exclude the effects of sales charge.
†	Commencement of operations.
††	Aggregate total investment return.
#	Amount is less than $.01 per share.

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[GRAPHIC] The Portfolio Management

FINANCIAL HIGHLIGHTS (continued)

	Class A
	For the Period June 2, 2000† to December 31, 2000
	Mercury QA Large Cap Core Fund		Mercury QA Large Cap Value Fund		Mercury QA Large Cap Growth Fund		Mercury QA Mid Cap Fund		Mercury QA Small Cap Fund		Mercury QA International Fund
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Investment loss — net	(.03)		(.01)		(.06)		(.04)		(.06)		(.01)

Realized and unrealized gain (loss) on foreign currency transactions and/or investments — net	(1.50)		(.18)		(2.37)		.29		.19		(1.09)

Total from investment operations	(1.53)		(.19)		(2.43)		.25		.13		(1.10)

Less distributions In excess of realized gain on investments — net	—		—		—		(.0	4)	—		—

Net asset value, end of period	$ 8.47		$ 9.81		$ 7.57		$10.21		$10.13		$ 8.90

Total Investment Return:**

Based on net asset value per share	(15.30	)%††	(1.90	)%††	(24.30	)%††	2.49	%††	1.30	%††	(11.00	)%††

Ratios to Average Net Assets:

Expenses, net of reimbursement	1.61	%*	1.75	%*	1.75	%*	1.89	%*	1.90	%*	2.00	%*

Expenses	1.70	%*	3.86	%*	3.48	%*	3.90	%*	4.48	%*	5.53	%*

Investment loss — net	(.63	)%*	(.22	)%*	(1.23	)%*	(1.02	)%*	(1.28	)%*	(.66	)%*

Supplemental Data:

Net assets, end of period (in thousands)	$147		$35		$30		$187		$98		$276

Portfolio turnover	70.82%		32.96%		19.44%		77.20%		53.37%		29.83%

*	Annualized.
**	Total investment returns exclude the effects of sales charge.
†	Commencement of operations.
††	Aggregate total investment return.

MERCURY QA EQUITY SERIES, INC.
[GRAPHIC] The Management Team
FINANCIAL HIGHLIGHTS (continued)

	Class B
	For the Period June 2, 2000† to December 31, 2000
	Mercury QA Large Cap Core Fund		Mercury QA Large Cap Value Fund		Mercury QA Large Cap Growth Fund		Mercury QA Mid Cap Fund		Mercury QA Small Cap Fund		Mercury QA International Fund

Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:

Net asset value, beginning of period	$ 10.00		$10.00		$ 10.00		$10.00		$10.00		$ 10.00

Investment loss — net	(.03)		(.02)		(.05)		(.06)		(.06)		(.05)

Realized and unrealized gain (loss) on foreign currency transactions and/or investments — net	(1.54)		(.20)		(2.42)		.26		.15		(1.08)

Total from investment operations	(1.57)		(.22)		(2.47)		.20		.09		(1.13)

Less distributions in excess of realized gain on investments — net	—		—		—		(.01)		—		—

Net asset value, end of period	$ 8.43		$ 9.78		$ 7.53		$10.19		$10.09		$ 8.87

Total Investment Return: **

Based on net asset value per share	(15.70	)%††	(2.20	)%††	(24.70	)%††	2.00	%††	.90	%††	(11.30	)%††

Ratios to Average Net Assets:

Expenses, net of reimbursement	2.39	%*	2.53	%*	2.52	%*	2.65	%*	2.66	%*	2.76	%*

Expenses	2.48	%*	4.65	%*	4.25	%*	4.66	%*	5.24	%*	6.30	%*

Investment loss — net	(1.41	)%*	(1.02	)%*	(1.97	)%*	(1.80	)%*	(2.01	)%*	(1.47	)%*

Supplemental Data:

Net assets, end of period (in thousands)	$ 1,454		$1,100		$430		$1,078		$694		$608

Portfolio turnover	70.82%		32.96%		19.44%		77.20%		53.37%		29.83%

*	Annualized.
**	Total investment returns exclude the effects of sales charge.
†	Commencement of operations.
††	Aggregate total investment return.
MERCURY QA EQUITY SERIES, INC.
44

[GRAPHIC] The Management Team
FINANCIAL HIGHLIGHTS (concluded)

	Class C
	For the Period June 2, 2000† to December 31, 2000
	Mercury QA Large Cap Core Fund		Mercury QA Large Cap Value Fund		Mercury QA Large Cap Growth Fund		Mercury QA Mid Cap Fund		Mercury QA Small Cap Fund		Mercury QA International Fund
Increase (Decrease) in Net Asset Value:

Per Share Operating Performance:

Net asset value, beginning of period	$10.00		$10.00		$10.00		$10.00		$10.00		$10.00

Investment loss — net	(.03)		(.04)		(.06)		(.06)		(.03)		(.04)

Realized and unrealized gain (loss) on foreign currency transactions and/or investments — net	(1.54)		(.18)		(2.40)		.26		.12		(1.09)

Total from investment operations	(1.5	7)	(.22)		(2.46)		.20		.09		(1.13)

Less distributions in excess of realized gain on investments — net	—		—		—		—#		—		—

Net asset value, end of period	$ 8.43		$ 9.78		$ 7.54		$10.20		$10.09		$ 8.87

Total Investment Return:**

Based on net asset value per share	(15.70	)%††	(2.20	)%††	(24.60	)%††	2.04	%††	.90	%††	(11.30	)%††

Ratios to Average Net Assets:

Expenses, net of reimbursement	2.39	%*	2.52	%*	2.51	%*	2.65	%*	2.67	%*	2.77	%*

Expenses	2.48	%*	4.62	%*	4.25	%*	4.66	%*	5.25	%*	6.30	%*

Investment loss — net	(1.40	)%*	(1.02	)%*	(1.96	)%*	(1.82	)%*	(2.02	)%*	(1.42	)%*

Supplemental Data:

Net assets, end of period (in thousands)	$1,038		$ 974		$ 482		$1,174		$ 613		$ 358

Portfolio turnover	70.82%		32.96%		19.44%		77.20%		53.37%		29.83%

*	Annualized.
**	Total investment returns exclude the effects of sales charge.
†	Commencement of operations.
††	Aggregate total investment return.
#	Amount is less than $.01 per share.

MERCURY QA EQUITY SERIES, INC.
45

Funds

Mercury QA Large Cap Core Fund
Mercury QA Large Cap Value Fund
Mercury QA Large Cap Growth Fund
Mercury QA Mid Cap Fund
Mercury QA Small Cap Fund
Mercury QA International Fund
of Mercury QA Equity Series, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(1-888-763-2260)

Investment Adviser and Administrator

Mercury Advisors
800 Scudders Mill Road
Plainsboro, New Jersey 08536

Transfer Agent

Financial Data Services, Inc.
Administrative Offices:
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
Mailing Address:
P.O. Box 45289
Jacksonville, Florida 32232-5289
(1-888-763-2260)

Independent Auditors

Deloitte & Touche LLP
Princeton Forrestal Village
116-300 Village Boulevard
Princeton, New Jersey 08540-6400

Distributor

FAM Distributors, Inc.
P.O. Box 9081
Princeton, New Jersey 08543-9081

Custodian

The Chase Manhattan Bank
4 Chase MetroTech Center, 18th Floor
Brooklyn, New York 11245

Counsel

Swidler Berlin Shereff Friedman, LLP
The Chrysler Building
405 Lexington Avenue
New York, New York 10174

Accounting Services Provider

State Street Bank and Trust Company
500 College Road East
Princeton, New Jersey 08540

MERCURY QA EQUITY SERIES, INC.

To Learn More

SHAREHOLDER REPORTS

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In each Fund’s Annual Report you will find a discussion of the relevant market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. You may obtain these reports at no cost by calling 1-888-763-2260.

If you hold your Fund shares through a brokerage account or directly at the Transfer Agent, you may receive only one copy of each shareholder report and certain other mailings from each Fund regardless of the number of Fund accounts you have. If you prefer to receive separate shareholder reports for each account (or if you are receiving multiple copies and prefer to receive only one), call your financial adviser or other financial intermediary, or, if none, write to the Transfer Agent at its mailing address. Include your name, address, tax identification number and brokerage or mutual fund account number. If you have any questions, please call your financial adviser, other financial intermediary or the Transfer Agent at 1-888-763-2260.

STATEMENT OF ADDITIONAL INFORMATION

The Funds’ Statement of Additional Information contains further information about the Funds and is incorporated by reference (legally considered to be part of this prospectus). You may request a free copy by writing the Funds at Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062 or by calling 1-888-763-2260.

Contact your financial adviser, other financial intermediary or the Funds at the telephone number or address indicated on the inside back cover of this Prospectus if you have any questions.

Information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-202-942-8090 for information on the operation of the Public Reference Room. This information is also available on the SEC’s Internet Site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information in this Prospectus.

Investment Company Act File #811-09697.
Code #MF-19078-04-01
© Fund Asset Management, L.P.

MERCURY FUNDS

2 World Financial Center, 30th Floor
New York, NY 10281-6100
877.292.3341
FAM Distributors, Inc. Member NASD
www.mercuryfunds.com

STATEMENT OF ADDITIONAL INFORMATION

Mercury QA Large Cap Core Fund
Mercury QA Large Cap Value Fund
Mercury QA Large Cap Growth Fund
Mercury QA Mid Cap Fund
Mercury QA Small Cap Fund
Mercury QA International Fund
of Mercury QA Equity Series, Inc.

P.O. Box 9011, Princeton, New Jersey 08543-9011 No. (888) 763-2260

        Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund (each a “Fund,” and collectively the “Funds”) are each separate series of Mercury QA Equity Series, Inc. (the “Corporation”). Each Fund is a separate diversified series of an open-end investment company (commonly known as a mutual fund). The Mercury QA Large Cap Core Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund each seek to provide long term growth of capital. The Mercury QA Large Cap Value Fund seeks primarily to provide long term growth of capital and secondarily to provide dividend income. Each Fund seeks to maximize the expected return by constructing a portfolio of investments that has risk and style characteristics similar to that of a particular market segment. There can be no assurance that the Funds’ investment objectives will be achieved. For more information on the Funds’ investment objectives and policies, see “Investment Objectives and Policies.”

        Each Fund offers four classes of shares, each with a different combination of sales charges, ongoing fees and other features. This permits an investor to choose the method of purchasing shares that the investor believes is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares and other relevant circumstances. The Funds’ distributor is FAM Distributors, Inc. (“FAMD” or the “Distributor”). See “Purchase of Shares.”

        This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus of the Corporation, dated April 30, 2001 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling the Funds at 888-763-2260 or your financial adviser, or by writing the Funds at the above address. The Prospectus is incorporated by reference to this Statement of Additional Information, and this Statement of Additional Information has been incorporated by reference to the Prospectus. The Funds’ audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-888-763-2260 between 8:00 a.m. and 8:00 p.m. Eastern Time on any business day.

Mercury Advisors — Investment Adviser
FAM Distributors, Inc. — Distributor

The date of this Statement of Additional Information is April 30, 2001

INVESTMENT OBJECTIVES AND POLICIES

        Each Fund is a separately managed, diversified mutual fund with its own investment objective and policies.

        The table below lists the investment objective of each Fund:

Fund	Investment Objective
Mercury QA Large Cap Core Fund	to provide long term growth of capital
Mercury QA Large Cap Value Fund	primarily to provide long term growth of capital and secondarily to provide dividend income
Mercury QA Large Cap Growth Fund	to provide long term growth of capital
Mercury QA Mid Cap Fund	to provide long term growth of capital
Mercury QA Small Cap Fund	to provide long term growth of capital
Mercury QA International Fund	to provide long term growth of capital

        Each Fund seeks to achieve its objective by investing in securities that have risk and style characteristics similar to those of a particular market segment. Reference is made to the discussion under “About the Details—How the Funds Invest” in the Prospectus for information, with respect to each Fund’s investment objectives and policies. There can be no assurance that the investment objectives of the Funds will be realized.

        The investment objective of each Fund is a fundamental policy and may not be changed without the approval of the holders of a majority of each Fund’s outstanding voting securities.

        Each Fund may in the future invest all of its assets in the series of another mutual fund that has the same investment objective and fundamental policies as the Fund. All portfolio investments would then be made at the level of the underlying series and each Fund’s investment results would correspond directly to the respective series’ investment results. This type of mutual fund structure is sometimes referred to as a “master/feeder” structure. If other entities also invest in the underlying series, this could enable the Funds to realize economies of scale by investing through an entity with more assets (the underlying series). However, there are additional costs involved in operating a “master/feeder” structure. If these additional costs are not offset as a result of economies of scale, it is possible that a Fund’s expenses would increase rather than decrease if it converts to this structure. The Board of Directors of the Corporation (the “Board of Directors”) has the authority, on behalf of each Fund, to make the change to a “master/feeder” structure without first holding a vote of the Fund’s shareholders if it believes it is in the best interests of the Fund to do so.

Other Investment Policies, Practices and Risk Factors

        Cash Management.    Generally, Fund Asset Management, L.P., doing business as Mercury Advisors, the Investment Adviser (the “Investment Adviser,” “Mercury Advisors” or “FAM”), will employ futures and options on futures to provide liquidity necessary to meet anticipated redemptions or for day-to-day operating purposes. However, if considered appropriate in the opinion of the Investment Adviser, a portion of the Funds’ assets may be invested in certain types of instruments with remaining maturities of 397 days or less for liquidity purposes. Such instruments would consist of: (i) obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions (“U.S. Government Securities”); (ii) other fixed-income securities rated Aa or higher by Moody’s or AA or higher by Standard and Poor’s Rating Group (“S&P”) or, if unrated, of comparable quality in the opinion of the Investment Adviser; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers’ acceptances; and (v) repurchase agreements. At the time the Funds invest in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer’s parent must have outstanding debt rated Aa or higher by Moody’s or AA or higher by S&P or outstanding commercial paper, bank obligations or other short-term obligations rated Prime-1 by Moody’s or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of the Investment Adviser.

        Short Sales.    In connection with the use of certain instruments based upon or consisting of one or more baskets of securities or instruments, the Investment Adviser may sell a security a Fund does not own, or in an amount greater than the Fund owns (i.e., make short sales), including securities or instruments not represented in an index correlating with the Fund’s particular market segment. Such transactions will be used to seek to achieve efficiencies in a Fund and/or add value to the Fund. Generally, to complete a short sale transaction, a Fund will borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed. The price at the time of replacement may be more or less than the price at which the security was sold by a Fund. If the price of a security sold short goes up between the time of the short sale and the time a Fund must deliver the security to the lender, the Fund will incur a loss; conversely if the price declines the Fund will realize a gain. Any gain will be decreased, and any loss increased, by transaction costs. Although a Fund’s gain is limited to the price at which it sold the security short, its potential loss is theoretically unlimited. If a Fund makes short sales of securities that increase in value, it may underperform similar mutual funds that do not make short sales of securities they do not own. Until the security is replaced, the Fund is required to pay to the lender any interest which accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. Until the Fund replaces the borrowed security, it will (a) maintain in a segregated account with its custodian cash or liquid securities at such a level that the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current market value of the security sold short or (b) otherwise cover its short position.

Foreign Investment Risks

        The U.S. Government has from time to time imposed restrictions, through taxation and otherwise, on foreign instruments by U.S. investors such as the Funds. If such restrictions should be reinstituted, it might become necessary for a Fund to invest all or substantially all of its assets in U.S. securities. In such event, a Fund would review its investment objective and investment policies to determine whether changes are appropriate.

        A Fund’s ability and decisions to purchase or sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of a Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Risks of Investing in Foreign Securities

        Foreign Market Risk.    Since the Mercury QA International Fund invests in foreign securities, it offers the potential for more diversification than an investment only in the United States. This is because securities traded on foreign markets have often (though not always) performed differently than securities in the United States. However, such investments involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. In particular, the Mercury QA International Fund is subject to the risk that because there are generally fewer investors on foreign exchanges and a smaller number of shares traded each day, it may make it difficult for the Fund to buy and sell securities on those exchanges. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

        Foreign Economy Risk.    The economies of certain foreign markets often do not compare favorably with that of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position. Certain such economies may rely heavily on particular industries or foreign capital and are more vulnerable to diplomatic developments, the imposition of economic sanctions against a particular country or countries, changes in international trading patterns, trade barriers and other protectionist or retaliatory measures. Investments in foreign markets may also be adversely affected by governmental actions such as the imposition of capital controls, nationalization of companies or industries, expropriation of assets or the imposition of punitive taxes. In addition, the governments of certain countries may prohibit or impose substantial restrictions on foreign investing in their capital markets or in certain industries. Any of these actions could severely affect security prices, impair the Mercury QA International Fund’s ability to purchase or sell foreign securities or transfer the Fund’s assets or income back into the United States, or otherwise adversely affect the Fund’s operations. Other foreign market risks include foreign exchange controls, difficulties in pricing securities, defaults on foreign government securities, difficulties in enforcing favorable legal judgments in foreign courts and political and social instability. Legal remedies available to investors in certain foreign countries may be less extensive than those available to investors in the United States or other foreign countries.

        A number of countries have authorized the formation of closed-end investment companies to facilitate indirect foreign investment in their capital markets. In accordance with the Investment Company Act of 1940, as amended (the “Investment Company Act”), a Fund may invest up to 10% of its total assets in securities of closed-end investment companies, not more than 5% of which may be invested in any one such company. This restriction on investments in securities of closed-end investment companies may limit opportunities for a Fund to invest indirectly in certain smaller capital markets. Shares of certain closed-end investment companies may at times be acquired only at market prices representing premiums to their net asset values. If a Fund acquires shares in closed-end investment companies, shareholders would bear both their proportionate share of expenses in a Fund (including investment advisory fees) and, indirectly, the expenses of such closed-end investment companies. A Fund also may seek, at its own cost, to create its own investment entities under the laws of certain countries.

        In some countries, banks or other financial institutions may constitute a substantial number of the leading companies or companies with the most actively-traded securities. The Investment Company Act limits a Fund’s ability to invest in any equity security of an issuer that, in its most recent fiscal year, derived more than 15% of its revenues from “securities related activities” as defined by the rules thereunder. These provisions may restrict a Fund’s investments in certain foreign banks and other financial institutions.

        The Mercury QA International Fund will invest in a diverse array of countries. The securities markets of many countries have at times in the past moved relatively independently of one another due to different economic, financial, political and social factors. When such lack of correlation or negative correlation in movements of these securities markets occurs, it may reduce risk for the Fund’s portfolio as a whole. This negative correlation also may offset unrealized gains the Fund has derived from movements in a particular market. To the extent the various markets move independently, total portfolio volatility is reduced when the various markets are combined into a single portfolio. Of course, movements in the various securities markets may be offset by changes in foreign currency exchange rates, where the different markets are denominated in different currencies. Exchange rates frequently move independently of securities markets in a particular country. As a result, gains in a particular securities market may be affected by changes in exchange rates.

        Currency Risk.    Securities in which the Mercury QA International Fund invests are usually denominated or quoted in currencies other than the U.S. dollar. Changes in foreign currency exchange rates affect the value of the Mercury QA International Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

        Governmental Supervision and Regulation/Accounting Standards.    Many foreign governments supervise and regulate stock exchanges, brokers and the sale of securities less than the United States does. Other countries may not have laws to protect investors the way that the U.S. securities laws do. For example, some foreign countries may have no laws or rules against insider trading. Insider trading occurs when a person buys or sells a company’s securities based on non-public information about that company. Accounting standards in other countries are not necessarily the same as in the United States. If the accounting standards in another country do not require as much detail as U.S. accounting standards, it may be harder for Fund management to completely and accurately determine a company’s financial condition. Also, brokerage commissions and other costs of buying or selling securities often are higher in foreign countries than they are in the United States. This reduces the amount the Fund can earn on its investments.

        Certain Risks of Holding Fund Assets Outside the United States.    The Mercury QA International Fund generally holds its foreign securities and cash in foreign banks and securities depositories. Some foreign banks and securities depositories may be recently organized or new to the foreign custody business. In addition, there may be limited or no regulatory oversight over their operations. Also, the laws of certain countries may put limits on the Mercury QA International Fund’s ability to recover its assets if a foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. In addition, it is often more expensive for the Mercury QA International Fund to buy, sell and hold securities in certain foreign markets than in the U.S. The increased expense of investing in foreign markets reduces the amount the Mercury QA International Fund can earn on its investments and typically results in a higher operating expense ratio for the Fund than investment companies invested only in the U.S.

        Settlement Risk.    Settlement and clearance procedures in certain foreign markets differ significantly from those in the United States. Foreign settlement procedures and trade regulations also may involve certain risks (such as delays in payment for or delivery of securities) not typically generated by the settlement of U.S. investments. Communications between the United States and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Settlements in certain foreign countries at times have not kept pace with the number of securities transactions; these problems may make it difficult for the Mercury QA International Fund to carry out transactions. If the Mercury QA International Fund cannot settle or is delayed in settling a purchase of securities, it may miss attractive investment opportunities and certain of its assets may be uninvested with no return earned thereon for some period. If the Mercury QA International Fund cannot settle or is delayed in settling a sale of securities, it may lose money if the value of the security then declines or, if it has contracted to sell the security to another party, the Fund could be liable to that party for any losses incurred.

        European Economic and Monetary Union.    For a number of years, certain European countries have been seeking economic unification that would, among other things, reduce barriers between countries, increase competition among companies, reduce government subsidies in certain industries, and reduce or eliminate currency fluctuations among these European countries. The Treaty on European Union (the “Maastricht Treaty”) set out a framework for a European Economic and Monetary Union (“EMU”) among the countries that comprise the European Union (“EU”). EMU established a single common European currency (the “euro”) that was introduced on January 1, 1999 and is expected to replace the existing national currencies of all EMU participants by July 1, 2002. Certain securities issued in participating EU countries (beginning with government and corporate bonds) have been redenominated in the euro, and are listed, traded, and make dividend and other payments, only in euros.

        No assurance can be given that EMU will take full effect, that all the changes planned for the EU can be successfully implemented, or that these changes will result in the economic and monetary unity and stability intended. There is a possibility that EMU will not be completed, or will be completed but then partially or completely unwound. Because any participating country may opt out of EMU within the first three years, it is also possible that a significant participant could choose to abandon EMU, which would diminish its credibility and influence. Any of these occurrences could have adverse effects on the markets of both participating and non-participating countries, including sharp appreciation or depreciation of participants’ national currencies and a significant increase in exchange rate volatility, a resurgence in economic protectionism, an undermining of confidence in the European markets, an undermining of European economic stability, the collapse or slowdown of the drive toward European economic unity, and/or reversion of the attempts to lower government debt and inflation rates that were introduced in anticipation of EMU. Also, withdrawal from EMU by an initial participant could cause disruption of the financial markets as securities redenominated in the euro are transferred back into that country’s national currency, particularly if the withdrawing country is a major economic power. Such developments could have an adverse impact on a Fund’s investments in Europe generally or in specific countries participating in EMU. Gains or losses from euro conversions may be taxable to a Fund’s shareholders under foreign or, in certain limited circumstances, U.S. tax laws.

        Emerging Markets Risk.    The Mercury QA International Fund has the ability to invest in the securities of issuers domiciled in various countries with emerging capital markets. The risks of foreign investments are usually much greater for emerging markets. Investments in emerging markets may be considered speculative. Emerging markets include those in countries defined as emerging or developing by the World Bank, the International Finance Corporation, or the United Nations. Emerging markets develop unevenly and may never fully develop. They are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, the securities markets in many of these countries have far lower trading volumes and less liquidity than developed markets. Since these markets are so small, they may be more likely to suffer sharp and frequent price changes or long term price depression because of adverse publicity, investor perceptions, or the actions of a few large investors. In addition, traditional measures of investment value used in the United States, such as price to earnings ratios, may not apply to certain small markets.

        Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks not involved in investments in securities of issuers in more developed capital markets, such as (i) low or non-existent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities, as compared to securities of comparable issuers in more developed capital markets, (ii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments, (iii) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments, (iv) national policies that may limit the Fund’s investment opportunities such as restrictions on investment in issuers or industries deemed sensitive to national interests, and (v) the lack or relatively early development of legal structures governing private and foreign investments and private property. In addition to withholding taxes on investment income, some countries with emerging markets may impose differential capital gain taxes on foreign investors.

        Many countries with emerging markets have histories of political instability and abrupt changes in policies. As a result, their governments are more likely to take actions that are hostile or detrimental to private enterprise or foreign investment than those of more developed countries. Certain emerging markets may also face other significant internal or external risks, including the risk of war, and ethnic, religious, and racial conflicts. In addition, governments in many emerging market countries participate to a significant degree in their economies and securities markets, which may impair investment and economic growth.

        Such capital markets are emerging in a dynamic political and economic environment brought about by events over recent years that have reshaped political boundaries and traditional ideologies. In such a dynamic environment, there can be no assurance that these capital markets will continue to present viable investment opportunities for the Fund. In the past, governments of such nations have expropriated substantial amounts of private property, and most claims of the property owners have never been fully settled. There is no assurance that such expropriations will not reoccur. In such event, it is possible that the Fund could lose the entire value of its investments in the affected markets.

        Also, there may be less publicly available information about issuers in emerging markets than would be available about issuers in more developed capital markets, and such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. In certain countries with emerging capital markets, reporting standards vary widely. As a result, traditional investment measurements used in the U.S., such as price/earnings ratios, may not be applicable. Emerging market securities may be substantially less liquid and more volatile than those of mature markets and companies may be held by a limited number of persons. This may adversely affect the timing and pricing of the Fund’s acquisition or disposal of securities.

        Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unrealiable.

        In Russia, for example, registrars are not subject to effective government supervision nor are they always independent from issuers. The possibility of fraud, negligence, undue influence being exerted by the issuers or refusal to recognize ownership exists, which along with other factors could result in the registration being completely lost. Therefore, investors should be aware that the Fund would absorb any loss resulting from these registration problems and may have no successful claim for compensation. Some of these concerns may also exist in other emerging capital markets.

Risks Associated with Portfolio Securities

        When-Issued Securities and Forward Commitments.    The Funds may purchase or sell securities that they are entitled to receive on a when-issued basis. The Funds may also purchase or sell securities through a forward commitment. These transactions involve the purchase or sale of securities by a Fund at an established price with payment and delivery taking place in the future. The Funds enter into these transactions to obtain what is considered an advantageous price to the Funds at the time of entering into the transaction. The Funds have not established any limit on the percentage of its assets that may be committed in connection with these transactions. When a Fund purchases securities in these transactions, a Fund segregates liquid securities in an amount equal to the amount of its purchase commitments.

        There can be no assurance that a security purchased on a when-issued basis will be issued or that a security purchased or sold through a forward commitment will be delivered. The value of securities in these transactions on the delivery date may be more or less than the Funds’ purchase price. The Funds may bear the risk of a decline in the value of the security in these transactions and may not benefit from an appreciation in the value of the security during the commitment period.

        Illiquid or Restricted Securities.    Each Fund may invest up to 15% of its net assets in securities that lack an established secondary trading market or otherwise are considered illiquid. Liquidity of a security relates to the ability to dispose easily of the security and the price to be obtained upon disposition of the security, which may be less than would be obtained for a comparable more liquid security. Illiquid securities may trade at a discount from comparable, more liquid investments. Investment of a Fund’s assets in illiquid securities may restrict the ability of a Fund to dispose of its investments in a timely fashion and for a fair price as well as its ability to take advantage of market opportunities. The risks associated with illiquidity will be particularly acute where a Fund ’s operations require cash, such as when the Fund redeems shares or pays dividends, and could result in the Fund borrowing to meet short term cash requirements or incurring capital losses on the sale of illiquid investments.

        Each Fund may invest in securities that are not registered under the Securities Act of 1933, as amended (the “Securities Act”) or that are subject to trading restrictions under the laws of a foreign jurisdiction (“restricted securities”). Restricted securities may be sold in private placement transactions between the issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. In many cases, privately placed securities may not be freely transferable under the laws of the applicable jurisdiction or due to contractual restrictions on resale. As a result of the absence of a public trading market, privately placed securities may be less liquid and more difficult to value than publicly traded securities. To the extent that privately placed securities may be resold in privately negotiated transactions, the prices realized from the sales, due to illiquidity, could be less than those originally paid by a Fund or less than fair market value. In addition, issuers whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded. If any privately placed securities held by a Fund are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expenses of registration. Certain of a Fund’s investments in private placements may consist of direct investments and may include investments in smaller, less-seasoned issuers, which may involve greater risks. These issuers may have limited product lines, markets or financial resources or they may be dependent on a limited management group. In making investments in such securities, a Fund may obtain access to material nonpublic information which may restrict the Fund’s ability to conduct portfolio transactions in such securities.

        144A Securities.    Each Fund may purchase restricted securities that can be offered and sold to “qualified institutional buyers” under Rule 144A under the Securities Act. The Board of Directors has determined to treat as liquid Rule 144A securities that are either freely tradeable in their primary markets offshore or have been determined to be liquid in accordance with the policies and procedures adopted by the Board of Directors. The Board of Directors has adopted guidelines and delegated to the Investment Adviser the daily function of determining and monitoring liquidity of restricted securities. The Board of Directors, however, will retain sufficient oversight and be ultimately responsible for the determinations. Since it is not possible to predict with assurance exactly how this market for restricted securities sold and offered under Rule 144A will continue to develop, the Board of Directors will carefully monitor each Fund ’s investments in these securities. This investment practice could have the effect of increasing the level of illiquidity in each Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these securities.

        Standby Commitment Agreements.    The Funds may enter into standby commitment agreements. These agreements commit the Funds, for a stated period of time, to purchase a stated amount of securities which may be issued and sold to a Fund at the option of the issuer. The price of the security is fixed at the time of the commitment. At the time of entering into the agreement the Fund is paid a commitment fee, regardless of whether or not the security is ultimately issued. A Fund will enter into such agreements for the purpose of investing in the security underlying the commitment at a price that is considered advantageous to the Fund. A Fund will not enter into a standby commitment with a remaining term in excess of 90 days and will limit its investment in such commitments so that the aggregate purchase price of securities subject to such commitments, together with the value of portfolio securities subject to restrictions on resale that affect their marketability, will not exceed 15% of its net assets taken at the time of the commitment. The Fund segregates liquid assets in an aggregate amount equal to the purchase price of the securities underlying the commitment.

        There can be no assurance that the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund may bear the risk of a decline in the value of such security and may not benefit from an appreciation in the value of the security during the commitment period.

        The purchase of a security subject to a standby commitment agreement and the related commitment fee will be recorded on the date on which the security can reasonably be expected to be issued, and the value of the security thereafter will be reflected in the calculation of a Fund’s net asset value. The cost basis of the security will be adjusted by the amount of the commitment fee. In the event the security is not issued, the commitment fee will be recorded as income on the expiration date of the standby commitment.

        Repurchase Agreements.    Each Fund may invest in securities pursuant to repurchase agreements. Repurchase agreements may be entered into only with a member bank of the Federal Reserve System, primary dealers in U.S. Government Securities, or an affiliate thereof, or with other entities which the Investment Adviser otherwise deems to be creditworthy. Under a repurchase agreement, the seller agrees, upon entering into the contract with a Fund, to repurchase the security at a mutually agreed-upon time and price in a specified currency, thereby determining the yield during the term of the agreement. This results in a fixed rate of return insulated from market fluctuations during such period although, with respect to the Mercury QA International Fund, it may be affected by currency fluctuations. The price at which the trades are conducted do not reflect accrued interest or dividends on the underlying obligation. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. A Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of the repurchase agreement. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral. In the event of a default under such a repurchase agreement, instead of the contractual fixed rate, the rate of return to the Fund shall be dependent upon intervening fluctuations of the market value of such securities and the accrued interest on the securities. In such event, the Fund would have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform. A Fund may not invest more than 15% of its net assets in repurchase agreements maturing in more than seven days together with all other illiquid securities.

        Convertible Securities.    Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege.

        The characteristics of convertible securities include the potential for capital appreciation as the value of the underlying common stock increases, the relatively high yield received from dividend or interest payments as compared to common stock dividends and decreased risks of decline in value relative to the underlying common stock due to their fixed-income nature. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non convertible form.

        In analyzing convertible securities, the Investment Adviser will consider both the yield on the convertible security relative to its credit quality and the potential capital appreciation that is offered by the underlying common stock among other things.

        Convertible securities are issued and traded in a number of securities markets. Even in cases where a substantial portion of the convertible securities held by a Fund are denominated in U.S. dollars, the underlying equity securities may be quoted in the currency of the country where the issuer is domiciled. With respect to convertible securities denominated in a currency different from that of the underlying equity securities, the conversion price may be based on a fixed exchange rate established at the time the security is issued. As a result, fluctuations in the exchange rate between the currency in which the debt security is denominated and the currency in which the share price is quoted will affect the value of the convertible security. As described below, the Fund is authorized to enter into foreign currency hedging transactions in which it may seek to reduce the effect of such fluctuations.

        Apart from currency considerations, the value of convertible securities is influenced by both the yield of nonconvertible securities of comparable issuers and by the value of the underlying common stock. The value of a convertible security viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” To the extent interest rates change, the investment value of the convertible security typically will fluctuate. However, at the same time, the value of the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock. If, because of a low price of the underlying common stock the conversion value is substantially below the investment value of the convertible security, the price of the convertible security is governed principally by its investment value.

        To the extent the conversion value of a convertible security increases to a point that approximates or exceeds its investment value, the price of the convertible security will be influenced principally by its conversion value. A convertible security will sell at a premium over the conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. The yield and conversion premium of convertible securities issued in Japan and the Euromarket are frequently determined at levels that cause the conversion value to affect their market value more than the securities’ investment value.

        Holders of convertible securities generally have a claim on the assets of the issuer prior to the common stockholders but may be subordinated to other debt securities of the same issuer. A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision, indenture or other governing instrument pursuant to which the convertible security was issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to redeem the security, convert it into the underlying common stock or sell it to a third party. Certain convertible debt securities may provide a put option to the holder which entitles the holder to cause the security to be redeemed by the issuer at a premium over the stated principal amount of the debt security under certain circumstances.

        New Issues.    Each Fund may seek to purchase “hot issues”—that is newly issued securities, sometimes with the intent of quickly selling such securities in the secondary market for an amount higher than the issue price (“Hot IPOs”). Newly issued securities lack established trading histories and may be issued by companies with limited operating histories. The Fund also would bear the risk of the security trading at a discount to the issue price. A Fund may not be able to obtain an allocation of a Hot IPO, or in the amount that it would like.

        Securities Lending.    Each Fund may lend securities with a value not exceeding 33 1 /3% of its total assets to banks, brokers and other financial institutions. In return, a Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. During the period of such a loan, a Fund typically receives the income on both the loaned securities and the collateral, which increases its yield. In certain circumstances, a Fund may receive a flat fee for its loans. A Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, a Fund could experience delays and costs in gaining access to the collateral and could suffer a loss to the extent the value of the collateral falls below the market value of the borrowed securities.

        Borrowing and Leverage.    Each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1 /3% of its total assets (including the amount borrowed) and may borrow up to an additional 5% of its total assets for temporary purposes. Each Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities and may purchase securities on margin to the extent permitted by applicable law. A Fund will not purchase securities while its borrowings exceed 5% of its assets.

        The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of a Fund’s shares and in the yield on a Fund ’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for a Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, the Investment Adviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

        Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Investment Adviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

        The Funds at times may borrow from affiliates of the Investment Adviser, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

        Securities of Smaller Companies.    An investment in the Mercury QA Small Cap Fund and, to a lesser extent, the Mercury QA Mid Cap Fund, involves greater risk than is customarily associated with funds that invest in more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies or the market average in general. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Because of these factors, these Funds believe that their shares may be suitable for investment by persons who can invest without concern for current income and who are in a financial position to assume above-average investment risk in search of above-average long term reward. It is not intended as a complete investment program but is designed for those long term investors who are prepared to experience above-average fluctuations in net asset value.

        While the issuers in which these Funds will primarily invest may offer greater opportunities for capital appreciation than large cap issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. Full development of these companies and trends frequently takes time and, for this reason, each such Fund should be considered as a long term investment and not as a vehicle for seeking short term profits.

        The securities in which the Mercury QA Small Cap Fund and Mercury QA Mid Cap Fund invest will often be traded only in the over-the-counter (“OTC”) market or on a regional securities exchange and may not be traded every day or in the volume typical of trading on a national securities exchange. As a result, the disposition by such Funds of portfolio securities to meet redemptions or otherwise may require the Funds to sell these securities at a discount from market prices or during periods when in management’s judgment such disposition may not be desirable or to make many small sales over a lengthy period of time.

        While the process of selection and continuous supervision by management does not, of course, guarantee successful investment results, it does provide access to an asset class not available to the average individual due to the time and cost involved. Careful initial selection is particularly important in this area as many new enterprises have promise but lack certain of the fundamental factors necessary to prosper. Investing in small and emerging growth companies requires specialized research and analysis.

        Small companies are generally little known to most individual investors although some may be dominant in their respective industries. Management believes that relatively small companies will continue to have the opportunity to develop into significant business enterprises. The Mercury QA Small Cap Fund, and to a lesser extent, the Mercury QA Mid Cap Fund may invest in securities of small issuers in the relatively early stages of business development which have a new technology, a unique or proprietary product or service or a favorable market position. Such companies may not be counted upon to develop into major industrial companies, but management believes that eventual recognition of their special value characteristics by the investment community can provide above-average long term growth to the portfolio.

        Equity securities of specific small cap issuers may present different opportunities for long term capital appreciation during varying portions of economic or securities markets cycles, as well as during varying stages of their business development. The market valuation of small cap issuers tends to fluctuate during economic or market cycles, presenting attractive investment opportunities at various points during these cycles.

        Smaller companies, due to the size and kinds of markets that they serve, may be less susceptible than large companies to intervention from the Federal government by means of price controls, regulations or litigation.

Strategies Involving Options, Futures, Swaps, Indexed Instruments and Foreign Exchange Transactions

        Each Fund may also invest in derivative instruments that it believes may serve as substitutes for individual securities in an attempt to broadly represent a particular market or market segment. The derivative instruments in which each Fund may invest include the purchase and writing of options on securities indices and the writing of covered call options on stocks or derivative instruments correlated with an index or components of the index rather than securities represented in that index. Each Fund will normally invest a substantial portion of its assets in options and futures contracts correlated with an index representing a Fund’s particular market segment. Each Fund may also utilize options on futures, swaps and other indexed instruments and convertible bonds. Derivatives may be employed as a proxy for a direct investment in securities underlying the relevant index. Options, futures and other derivative instruments may also be employed to gain market exposure quickly in the event of subscriptions, provide liquidity, to invest uncommitted cash balances, for non-hedging purposes and in connection with short term trading opportunities. Each Fund may also use derivatives in connection with the investment strategy that seeks to profit from differences in price when the same (or similar) security, currency or commodity is traded in two or more markets.

        In addition, the Mercury QA International Fund may engage in futures contracts on foreign currencies in connection with certain foreign security transactions and as an efficient and less costly way of emphasizing or de-emphasizing investment in particular countries represented in its particular market segment.

        The Investment Adviser will choose among the foregoing instruments based on its judgment of how best to meet each Fund’s goals. In connection therewith, the Investment Adviser will assess such factors as current and anticipated securities prices, relative liquidity and price levels in the options, futures and swap markets compared to the securities markets, and a Fund’s cash flow and cash management needs.

Indexed Securities

        The Funds may invest in securities, the potential return of which is based on an index. As an illustration, a Fund may invest in a debt security that pays interest based on the current value of an interest rate index, such as the prime rate. Indexed securities involve credit risk, and certain indexed securities may involve leverage risk and liquidity risk. A Fund may invest in indexed securities for anticipatory hedging purposes only. When used for anticipatory hedging purposes, indexed securities involve correlation risk.

        A Fund may use Derivative instruments and trading strategies including as follows:

Options on Securities and Securities Indices

        Purchasing Put Options.    Each Fund may purchase put options on securities held in its portfolio or on securities indices the performance of which correlates with securities held in its portfolio. When a Fund purchases a put option, in consideration for an upfront payment (the “option premium”) the Fund acquires a right to sell to another party specified securities owned by the Fund at a specified price (the “exercise price”) on or before a specified date (the “expiration date”), in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index declines below a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a put option limits the Fund’s risk of loss in the event of a decline in the market value of the portfolio holdings underlying the put option prior to the option’s expiration date. If the market value of the portfolio holdings associated with the put option increases rather than decreases, however, a Fund will lose the option premium and will consequently realize a lower return on the portfolio holdings than would have been realized without the purchase of the put. Purchasing a put option may involve correlation risk, and may also involve liquidity and credit risk.

        Purchasing Call Options.    Each Fund may also purchase call options on securities it intends to purchase or securities or interest rate indices which are correlated with types of securities it intends to purchase. When a Fund purchases a call option, in consideration for the option premium the Fund acquires the right to purchase from another party specified securities at the exercise price on or before the expiration date, in the case of an option on securities, or to receive from another party a payment based on the amount a specified securities index increases beyond a specified level on or before the expiration date, in the case of an option on a securities index. The purchase of a call option may protect the Fund from having to pay more for a security as a consequence of increases in the market value for the security during a period when the Fund is contemplating its purchase, in the case of an option on a security, or attempting to identify specific securities in which to invest in a market the Fund believes to be attractive, in the case of an option on an index (an “anticipatory hedge”). In the event a Fund determines not to purchase a security underlying a call option, however, the Fund may lose the entire option premium. Purchasing a call option involves correlation risk and may also involve liquidity and credit risk.

        Each Fund is also authorized to purchase put or call options in connection with closing out put or call options it has previously sold.

        Writing Call Options.    Each Fund may write (i.e., sell) call options on securities held in its portfolio or securities indices the performance of which correlates with securities held in its portfolio. When a Fund writes a call option, in return for an option premium the Fund gives another party the right to buy specified securities owned by the Fund at the exercise price on or before the expiration date, in the case of an option on securities, or agrees to pay to another party an amount based on any gain in a specified securities index beyond a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is less than the exercise price, the Fund will partially offset any decline in the value of the underlying securities through the receipt of the option premium. By writing a call option, however, a Fund limits its ability to sell the underlying securities, and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price, while the option remains outstanding. Writing a call option may involve correlation risk.

        Writing Put Options.    Each Fund may also write put options on securities or securities indices. When a Fund writes a put option, in return for an option premium the Fund gives another party the right to sell to the Fund a specified security at the exercise price on or before the expiration date, in the case of an option on a security, or agrees to pay to another party an amount based on any decline in a specified securities index below a specified level on or before the expiration date, in the case of an option on a securities index. In the event the party to which a Fund has written an option fails to exercise its rights under the option because the value of the underlying securities is greater than the exercise price, the Fund will profit by the amount of the option premium. By writing a put option, however, a Fund will be obligated to purchase the underlying security at a price that may be higher than the market value of the security at the time of exercise as long as the put option is outstanding, in the case of an option on a security, or make a cash payment reflecting any decline in the index, in the case of an option on an index. Accordingly, when a Fund writes a put option it is exposed to a risk of loss in the event the value of the underlying securities falls below the exercise price, which loss potentially may substantially exceed the amount of option premium received by the Fund for writing the put option. A Fund will write a put option on a securities index only if the Fund would be willing to purchase the security at the exercise price for investment purposes (in the case of an option on a security) or is writing the put in connection with trading strategies involving combinations of options, for example, the sale and purchase of options on the same security or index but different expiration dates or exercise prices (a technique called a “spread”). Writing a put option may involve substantial leverage risk.

        Each Fund is also authorized to sell call or put options in connection with closing out call or put options it has previously purchased or sold.

        Other than with respect to closing transactions, a Fund will only write call or put options that are “covered.” A call or put option will be considered covered if a Fund has segregated assets with respect to such option in the manner described in “Risk Factors in Derivatives” below. A call option also will be considered covered if, as required by the policies stated above, a Fund owns the securities it would be required to deliver upon exercise of the option (or, in the case of option on a securities index, securities which substantially correlate with the performance of such index) or owns a call option, warrant or convertible instrument which is immediately exercisable for, or convertible into, such security.

        Types of Options. Each Fund may engage in transactions in options on securities or securities indices on exchanges and in the OTC markets. In general, exchange-traded options have standardized exercise prices and expiration dates and require the parties to post margin against their obligations, and the performance of the parties’ obligations in connection with such options is guaranteed by the exchange or a related clearing corporation. OTC options have more flexible terms negotiated between the buyer and seller, but generally do not require the parties to post margin and are subject to greater credit risk. See “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives” below.

Futures

        Each Fund may engage in transactions in futures and options thereon. Futures are standardized, exchange-traded contracts which obligate a purchaser to take delivery, and a seller to make delivery, of a specific amount of an asset at a specified future date at a specified price. No price is paid upon entering into a futures contract. Rather, upon purchasing or selling a futures contract a Fund is required to deposit collateral (“margin”) equal to a percentage (generally less than 10%) of the contract value. Each day thereafter until the futures position is closed, a Fund will pay additional margin representing any loss experienced as a result of the futures position the prior day or be entitled to a payment representing any profit experienced as a result of the futures position the prior day. Futures involve substantial leverage risks.

        The sale of a futures contract limits a Fund’s risk of loss through a decline in the market value of portfolio holdings correlated with the futures contract prior to the future contract’s expiration date. In the event the market value of the portfolio holdings correlated with the futures contract increases rather than decreases, however, a Fund will realize a loss on the futures position and a lower return on the portfolio holdings than would have been realized without the purchase of the futures contract.

        The purchase of a futures contract may protect a Fund from having to pay more for securities as a consequence of increases in the market value for such securities during a period when the Fund was attempting to identify specific securities in which to invest in a market the Fund believes to be attractive. In the event that such securities decline in value or a Fund determines not to complete an anticipatory hedge transaction relating to a futures contract, however, the Fund may realize a loss relating to the futures position.

        A Fund will limit transactions in futures and options on futures to financial futures contracts (i.e., contracts for which the underlying asset is a currency or securities or interest rate index) purchased or sold for anticipatory hedging purposes. A Fund will further limit transactions in futures and options on futures to the extent necessary to prevent the Fund from being deemed a “commodity pool” under regulations of the Commodity Futures Trading Commission.

Swaps

        Each Fund is authorized to enter into equity swap agreements, which are OTC contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities or equity index in return for periodic payments based on fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities or equity index. Swap agreements may be used to obtain exposure to an equity or market without owning or taking physical custody of securities in circumstances in which direct investment is restricted by local law or is otherwise impractical.

        Swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. The Fund will seek to lessen the risk to some extent by entering into a transaction only if the counterparty meets the current credit requirement for OTC option counterparties. Swap agreements also bear the risk that the Fund will not be able to meet its obligations to the counterparty. The Fund, however, will deposit in a segregated account with its custodian, liquid securities or cash or cash equivalents or other assets permitted to be so segregated by the Commission in an amount equal to or greater than the market value of the liabilities under the swap agreement or the amount it would cost the Fund initially to make an equivalent direct investment, plus or minus any amount the Fund is obligated to pay or receive under the swap agreement.

Foreign Exchange Transactions.

        The Mercury QA International Fund may engage in spot and forward and foreign exchange transactions and currency swaps, purchase and sell listed or OTC options on currencies and purchase and sell currency futures and related options thereon (collectively, “Currency Instruments”) for purposes of hedging against the decline in which its portfolio holdings are denominated against the U.S. dollar. Such transactions could be effected with respect to non-U.S. dollar denominated securities or committed or anticipated to be purchased by the Fund.

Forward Foreign Exchange Transactions

        Forward foreign exchange transactions are OTC contracts to purchase or sell a specified amount of a specified currency or multinational currency unit at a price and future date set at the time of the contract. Spot foreign exchange transactions are similar but require current, rather than future, settlement. The Mercury QA International Fund will enter into foreign exchange transactions only for purposes of hedging (including anticipatory hedges) either a specific transaction or a portfolio position. The Fund may enter into a foreign exchange transaction for purposes of hedging a specific transaction by, for example, purchasing a currency needed to settle a security transaction or selling a currency in which the Fund has received or anticipates receiving a dividend or distribution. Mercury QA International Fund may enter into a foreign exchange transaction for purposes of hedging a portfolio position by selling forward a currency in which a portfolio position of the Fund is denominated or by purchasing a currency in which the Fund anticipates acquiring a portfolio position in the near future. Forward foreign exchange transactions involve substantial currency risk, and also involve credit and liquidity risk. If the Fund enters into a position hedging transaction, its bank will place cash or liquid securities in a separate account of the Fund in an amount equal to the value of the Fund’s total assets committed to the consummation of such forward contract. If the value of the securities placed in the separate account declines, additional cash or liquid securities will be placed in the account so that the value of the account will equal the amount of the Fund’s commitment with respect to such contracts.

Other Investment Policies the Funds May Use

        The Funds may also seek to profit from differences in price when the same (or a similar) security, currency or commodity is traded in two or more markets. For example, the Funds may seek to earn a profit from differences between (i) the value of a derivative and the value of a particular index, (ii) the implied value of an option to convert a convertible bond and the actual value of such option, (iii) the value of a company’s shares listed on more than one exchange, and (iv) the value of the stock of a company subject to an announced, but not yet completed, merger, takeover or other significant corporate event and the expected value of the stock upon completion of such event.

    Risk Factors in Derivatives

        Derivatives are volatile and involve significant risks, including:

        Credit Risk—the risk that the counterparty on a derivative transaction will be unable to honor its financial obligation to a Fund.

        Currency Risk—the risk that the changes in the exchange rate between two currencies will adversely affect the value (in U.S. dollar terms) of an investment.

        Leverage Risk—the risk associated with certain types of investments or trading strategies (such as borrowing money to increase the amount of investments) that relatively small market movements may result in large changes in the value of an investment. Certain investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.

        Liquidity Risk—the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

        Use of derivatives for anticipatory hedging purposes involves correlation risk. If the value of the derivative moves more or less than the value of the hedged instruments the Funds will experience a gain or loss which will not be completely offset by movements in the value of the hedged instruments.

        Certain transactions in derivatives (such as futures transactions or sales of put options) involve substantial leverage risk and may expose a Fund to potential losses which may exceed the amount originally invested by the Fund. When a Fund engages in such a transaction, the Fund will deposit in a segregated account at its custodian liquid securities with a value at least equal to the Fund’s exposure, on a marked-to-market basis, to the transaction (as calculated pursuant to requirements of the Commission). Such segregation will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction, but will not limit the Fund’s exposure to loss.

        Each Fund intends to enter into transactions involving derivatives only if there appears to be a liquid secondary market for such instruments or, in the case of illiquid instruments traded in OTC transactions, such instruments satisfy the criteria set forth below under “Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives”. However, there can be no assurance that, at any specific time, either a liquid secondary market will exist for a derivative or that a Fund will otherwise be able to sell such instrument at an acceptable price. It may therefore not be possible to close a position in a derivative without incurring substantial losses, if at all.

Additional Risk Factors of OTC Transactions; Limitations on the Use of OTC Derivatives

        Certain derivatives traded in OTC markets, including OTC options, involve substantial liquidity risk. The absence of liquidity may make it difficult or impossible for a Fund to sell such instruments promptly at an acceptable price. The absence of liquidity may also make it more difficult for a Fund to ascertain a market value for such instruments. A Fund will therefore acquire illiquid OTC instruments (i) if the agreement pursuant to which the instrument is purchased contains a formula price at which the instrument may be terminated or sold, or (ii) for which the Investment Adviser anticipates the Fund can receive on each business day at least two independent bids or offers, unless a quotation from only one dealer is available, in which case that dealer’s quotation may be used.

        Because derivatives traded in OTC markets are not guaranteed by an exchange or clearing corporation and generally do not require payment of margin, to the extent that a Fund has unrealized gains in such instruments or has deposited collateral with its counterparty, the Fund is at risk that its counterparty will become bankrupt or otherwise fail to honor its obligations. A Fund will attempt to minimize the risk that a counterparty will become bankrupt or otherwise fail to honor its obligations by engaging in transactions in derivatives traded in OTC markets only with financial institutions which have substantial capital or which have provided the Fund with a third-party guaranty or other credit enhancement.

Merger Transaction Risk

        A Fund may buy stock of the target company in an announced merger transaction prior to the consummation of such transaction. In that circumstance, a Fund would expect to receive an amount (whether in cash, stock of the acquiring company or a combination of both) in excess of the purchase price paid by the Fund for the target company’s stock. However, a Fund is subject to the risk that the merger transaction may be canceled, delayed or restructured, in which case a Fund’s holding of the target company’s stock may not result in any profit for the Fund and may lose significant value.

Additional Limitations on the Use of Derivatives

        The Funds may not use any derivative to gain exposure to an asset or class of assets that it would be prohibited by its investment restrictions from purchasing directly.

Additional Information Concerning Market Segments

        Each of the market segments targeted by a Fund is reflected in a broad-based market index. None of the Funds is an index fund; that is, none of the Funds seeks to replicate the performance of a particular index. However, each Fund generally will invest in its targeted equity market segment with risk and style characteristics similar to those of the respective index that is described below:

Standard and Poor’s 500 Composite Stock Price Index (Mercury QA Large Cap Core Fund)

        The Standard and Poor’s 500 Composite Stock Price Index (“S&P 500”) is composed of 500 common stocks issued by U.S. large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the United States. The S&P 500 is generally considered broadly representative of the performance of publicly traded U.S. large capitalization stocks. The S&P 500 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. Currently, the largest stocks in the S&P 500 have an effect on the performance of the index that is many times greater than the effect of the other stocks in the index. The stocks in the S &P 500 are chosen by the S&P, a division of the McGraw-Hill Companies, Inc. S&P chooses stocks for inclusion in the S&P 500 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.

Standard and Poor’s 500/Barra Value Index (Mercury QA Large Cap Value Fund)

        The Standard and Poor’s 500/Barra Value Index (“S&P 500/Barra Value Index”) includes approximately one-half of the companies in the S&P 500, which are considered “value” stocks, based on their price-to-book ratios. This is determined by dividing the book value per share of common stock of each company in the S&P 500 by the price per share of the company. Each company in the S&P 500 is then assigned to either the S&P 500/Barra Value Index or the S&P 500/Barra Growth Index (as defined below). The S&P 500/Barra Value Index contains companies with lower price-to-book ratios while the S&P 500/Barra Growth Index contains companies with higher price-to-book ratios. The S&P 500/Barra Value and Growth Indexes are designed so that the combined capitalization of the S&P 500 is approximately equally divided between the S&P 500/Barra Value and Growth Indices. Over time, the relative capitalization weightings in the S&P 500/Barra Value and Growth Indices will vary due to capitalization changes of the companies in the respective index. Accordingly, every six months, the S&P 500/Barra Value and Growth Indices are rebalanced so that the combined index capitalization of the S&P 500 is once again approximately equally split between the S&P 500/Barra Value and Growth Indices. Each time the S&P 500/Barra Value and Growth Indices are rebalanced, a cutoff value is determined based on the price-to-book ratio of the company in the S &P 500/Barra Value Index with the highest price-to-book ratio. This cutoff value is used to determine whether to place a company into the S&P 500/Barra Value Index or the S&P 500/Barra Growth Index. If a company’s price-to-book ratio is above the cutoff value, it is placed in the S&P 500/Barra Growth Index; otherwise, it is added to the S&P 500/Barra Value Index. When companies are deleted from the S&P 500, they are also deleted from the S&P 500/Barra Value or Growth Indices, as applicable. Accordingly, the S&P 500/Barra Value and Growth Indices are adjusted monthly to reflect additions and deletions of companies in the S&P 500. The weighting of the S&P 500/Barra Value Index is based upon the market capitalization of each company in the index.

Standard & Poor’s 500/Barra Growth Index (Mercury QA Large Cap Growth Fund)

        The S&P 500/Barra Growth Index includes approximately one-half of the companies in the S&P 500, which are considered “growth” stocks, based on their price-to-book ratios. This is determined by dividing the book value per share of common stock of each company in the S&P 500 by the price per share of the company. Each company in the S&P 500 is then assigned to either the S&P 500/Barra Value Index or the S&P 500/Barra Growth Index. The S&P 500/Barra Value Index contains companies with lower price-to-book ratios while the S&P 500/Barra Growth Index contains companies with higher price-to-book ratios. The S&P 500/Barra Value and Growth Indices are designed so that the combined capitalization of the S&P 500 is approximately equally divided between the S&P 500/Barra Value and Growth Indices. Over time, the relative capitalization weightings in the S&P 500/Barra Value and Growth Indices will vary due to capitalization changes of the companies in the respective index. Accordingly, every six months, the S&P 500/Barra Value and Growth Indices are rebalanced so that the combined index capitalization of the S&P 500 is once again approximately equally split between the S&P 500/Barra Value and Growth Indices. Each time the S&P 500/Barra Value and Growth Indices are rebalanced, a cutoff value is determined based on the price-to-book ratio of the company in the S&P 500/Barra Value Index with the highest price-to-book ratio. This cutoff value is used to determine whether to place a company into the S&P 500/Barra Value Index or the S&P 500/Barra Growth Index. If a company’s price-to-book ratio is above the cutoff value, it is placed in the S&P 500/Barra Growth Index; otherwise, it is added to the S&P 500/Barra Value Index. When companies are deleted from the S&P 500, they are also deleted from the S&P 500/Barra Value or Growth Indices, as applicable. Accordingly, the S&P 500/Barra Value and Growth Indices are adjusted monthly to reflect additions and deletions of companies in the S&P 500. The weighting of the S&P 500/Barra Growth Index is based upon the market capitalization of each company in the index.

Standard & Poor’s Mid Cap 400 Index (Mercury QA Mid Cap Fund)

        The Standard & Poor’s Mid Cap 400 Index (“S&P 400”) is composed of 400 common stocks issued by U.S. mid-capitalization companies in a wide range of businesses. The S&P 400 is generally considered broadly representative of the performance of publicly traded U.S. mid-capitalization stocks. The S&P 400 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. The stocks in the S&P 400 are chosen by S&P. S&P chooses stocks for inclusion in the S&P 400 based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors.

Standard & Poor’s SmallCap 600 Index (Mercury QA Small Cap Fund)

        The Standard & Poor’s SmallCap 600 Index (“S&P 600”) is composed of 600 domestic stocks issued by U.S. small-capitalization companies in a wide range of businesses. The S&P 600 is generally considered broadly representative of the performance of publicly traded U.S. smaller-capitalization stocks. The S&P 600 is a market-weighted index, which means that the largest stocks represented in the index have the most effect on the index’s performance. The stocks in the S&P 600 are chosen by S&P. S&P chooses stocks for inclusion in the S&P 600 based on market capitalization, market size, liquidity (bid-asked spread, ownership, share turnover and number of no trade days) and industry group representation.

Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index (Mercury QA International Fund)

        The Morgan Stanley Capital International Europe, Asia and Far East Capitalization Weighted Index (“EAFE Index”) is composed of equity securities of approximately 1,000 companies from various industrial sectors whose primary trading markets are located outside the United States. Companies included in the EAFE Index are selected from among the larger capitalization companies in these markets. The countries currently included in the EAFE Index are Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The weighting of the EAFE Index among these countries is based upon each country’s relative market capitalizations, and not its gross domestic product, which means that the index contains more companies from countries with the largest capital markets (like Japan and the United Kingdom) and these countries have the most effect on the index’s performance. The stocks in the EAFE Index are chosen by Morgan Stanley & Co., Incorporated (“MSCI”). MSCI chooses stocks for inclusion in the EAFE Index based on market capitalization, trading activity and the overall mix of industries represented in the index, among other factors. The EAFE Index is generally considered broadly representative of the performance of stocks traded in the international markets. MSCI’s selection of a stock for the EAFE Index does not mean that MSCI believes the stock to be an attractive investment.

Investment Restrictions

        The Corporation has adopted a number of fundamental and non-fundamental restrictions and policies relating to the investment of each Fund’s assets and its activities. The fundamental policies set forth below may not be changed with respect to a Fund without the approval of the holders of a majority of the Fund ’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares); provided, however, that none of the following restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the fundamental investment restrictions a Fund may not:

1. Make any investment inconsistent with the Fund’s classification as a diversified company under the Investment Company Act.

2. Invest more than 25% of its total assets, taken at market value, in the securities of issuers in any particular industry (excluding the U.S. Government and its agencies and instrumentalities).

        3. Make investments for the purpose of exercising control or management. Investments by the Fund in wholly-owned investment entities created under the laws of certain countries will not be deemed the making of investments for the purpose of exercising control or management.

        4.    Purchase or sell real estate, except that, to the extent permitted by applicable law, a Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

        5.    Make loans to other persons, except that the acquisition of bonds, debentures or other corporate debt securities and investment in governmental obligations, commercial paper, pass-through instruments, certificates of deposit, bankers acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan and except further that a Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Corporation’s Registration Statement, as it may be amended from time to time.

6. Issue senior securities to the extent such issuance would violate applicable law.

        7.    Borrow money, except that (i) each Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1 /3% of its total assets (including the amount borrowed), (ii) each Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) each Fund may obtain such short term credit as may be necessary for the clearance of purchases and sales of portfolio securities and (iv) each Fund may purchase securities on margin to the extent permitted by applicable law. No Fund may pledge its assets other than to secure such borrowings or, to the extent permitted by a Fund’s investment policies as set forth in its Registration Statement, as it may be amended from time to time, in connection with hedging transactions, short sales, forward commitment transactions and similar investment strategies.

8. Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act in selling portfolio securities.

        9.    Purchase or sell commodities or contracts on commodities, except to the extent that a Fund may do so in accordance with applicable law and the Corporation’s Registration Statement, as it may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

        In addition, each Fund is required to comply with certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”). To ensure that the Funds satisfy these requirements, each Fund will be managed in compliance with the Code requirements as though such requirements were applicable to the Fund. These requirements include limiting a Fund’s investments so that at the close of each quarter of the taxable year (i) not more than 25% of the market value of the Fund’s total assets are invested in the securities of a single issuer, or any two or more issuers which are controlled by the Fund and engaged in the same, similar or related businesses, and (ii) with respect to 50% of the market value of its total assets, not more than 5% of the market value of its total assets are invested in securities of a single issuer, and the Fund does not own more than 10% of the outstanding voting securities of a single issuer. The U.S. Government, its agencies and instrumentalities and other regulated investment companies are not included within the definition of “issuer” for purposes of the diversification requirements of the Code.

        In addition, the Corporation has adopted non-fundamental restrictions that may be changed by the its Board of Directors without shareholder approval. Like the fundamental restrictions, none of the non-fundamental restrictions, including but not limited to restriction (a) below, shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective (in a master/feeder structure). Under the non-fundamental restrictions, a Fund may not:

        (a)    Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law. As a matter of policy, however, a Fund will not purchase shares of any registered open-end investment company or registered unit investment trust, in reliance on Section 12(d)(1)(F) or (G) (the “fund of funds” provisions) of the Investment Company Act, at any time the Fund’s shares are owned by another investment company that is part of the same group of investment companies as the Fund.

(b) Make short sales of securities or maintain a short position, except to the extent permitted by applicable law and otherwise permitted by the Corporation’s Registration Statement.

        (c)    Invest in securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 15% of its net assets would be invested in such securities. This restriction shall not apply to securities that mature within seven days or securities that the Board of Directors of the Corporation has otherwise determined to be liquid pursuant to applicable law. Securities purchased in accordance with Rule 144A under the Securities Act (which are restricted securities that can be resold to qualified institutional buyers, but not to the general public) and determined to be liquid by the Board of Directors of the Corporation are not subject to the limitations set forth in this investment restriction.

        (d)    Make any additional investments if the amount of its borrowings exceeds 5% of its total assets. Borrowings do not include the use of investment techniques that may be deemed to create leverage, including, but not limited to, such techniques as dollar rolls, when-issued securities, options and futures.

        If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        Portfolio securities of the Funds generally may not be purchased from, sold or loaned to the Investment Adviser or its affiliates or any of their directors, general partners, officers or employees, acting as principal, unless pursuant to a rule or exemptive order under the Investment Company Act.

        The staff of the Commission has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, the Corporation has adopted an investment policy pursuant to which no Fund will purchase or sell OTC options if, as a result of such transactions, the sum of the market value of OTC options currently outstanding which are held by such Fund, the market value of the underlying securities covered by OTC call options currently outstanding which were sold by the Fund and margin deposits on the Fund’s existing OTC options on futures contracts exceed 15% of the net assets of the Fund taken at market value, together with all other assets of such Fund which are illiquid are not otherwise readily marketable. However, if an OTC option is sold by a Fund to a primary U.S. Government securities dealer recognized by the Federal Reserve Bank of New York and if a Fund has the unconditional contractual right to repurchase such OTC option from the dealer at a predetermined price, then the Fund will treat as illiquid such amount of the underlying securities as is equal to the repurchase price less the amount by which the option is “in-the-money” (i.e., current market value of the underlying securities minus the option’s strike price). The repurchase price with the primary dealers is typically a formula price which is generally based on a multiple of the premium received for the option plus the amount by which the option is “in-the-money.” This policy as to OTC options is not a fundamental policy of any Fund and may be amended by the Board of Directors of the Corporation without the approval of the shareholders. However, the Board of Directors of the Corporation will not change or modify this policy prior to the change or modification by the Commission staff of its position.

        Because of the affiliation of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) with the Investment Adviser, the Funds are prohibited from engaging in certain transactions involving such firm or its affiliates, except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. See “Portfolio Transactions and Brokerage.” Without such an exemptive order, a Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

Portfolio Turnover

        Each Fund uses a quantitative approach to investing and seeks to maintain exposure to its market segment and therefore may engage in a substantial number of portfolio transactions. The rate of portfolio turnover will be a limiting factor when the Investment Adviser considers whether to purchase or sell securities for a Fund only to the extent that the Investment Adviser will consider the impact of transaction costs on a Fund’s tracking error when compared to its market segment. Changes in the securities comprising a Fund’s market segment will tend to increase that Fund’s portfolio turnover rate, as the Investment Adviser restructures the Fund’s holdings to reflect the changes in the market segment. The portfolio turnover rate is, in summary, the percentage computed by dividing the lesser of a Fund’s long term purchases or long term sales of securities by the average market value of long term securities of the Fund. High portfolio turnover involves correspondingly greater brokerage commissions for a Fund investing in equity securities and other transaction costs which are borne directly by a Fund. A high portfolio turnover rate may also result in the realization of taxable capital gains, including short-term capital gains taxable at ordinary income rates.

MANAGEMENT OF THE FUND

Directors and Officers

        The Board of Directors of the Corporation consists of six individuals, five of whom are not “interested persons” of the Corporation as defined in the Investment Company Act (“non-interested Directors”). The Directors are responsible for the overall supervision of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

        Information about the members of the Board and executive officers of the Corporation, including their ages and their principal occupations for at least the last five years, are set forth below. Unless otherwise noted, the address of each executive officer and Director is P.O. Box 9011, Princeton, New Jersey 08543-9011.

Name and Age	Position(s) With the Corporation	Principal Occupation(s) During Past 5 Years
Terry K. Glenn, 60	President and Director(1)(2)	Executive Vice President of FAM and certain
of its affiliates (which terms as used herein
include their corporate predecessors) since
1983; Executive Vice President and Director
of Princeton Services, Inc. (“Princeton
Services”) since 1993; President of FAMD
since 1986 and Director thereof since 1991;
President of Princeton Administrators, L.P.
since 1988; Director of Financial Data
Services (“FDS”) since 1985.

M. Colyer Crum, 68 104 Westcliff Road Weston, MA 02193	Director(2)(3)	Currently James R. Williston, Professor of
Investment Management Emeritus, Harvard
Business School; James R. Williston,
Professor of Investment Management, Harvard
Business School from 1971 to 1996; Director
of Cambridge Bancorp.

Laurie Simon Hodrick, 38 809 Uris Hall 3022 Broadway New York, NY 10027	Director(2)(3)	Professor of Finance and Economics, Graduate
School of Business, Columbia University since
1998; Associate Professor of Finance and
Economics, Graduate School of Business,
Columbia University from 1996 to 1998;
Associate Professor of Finance, J.L. Kellogg
Graduate School of Management,
Northwestern University from 1992 to 1996.

Stephen B. Swensrud, 67 88 Broad Street, 2nd Floor Boston, MA 02110	Director(2)(3)	Chairman of Fernwood Advisors (investment adviser) since 1996; Principal of Fernwood Associates (financial consultant) since 1975.

J. Thomas Touchton, 62 Suite 3405 One Tampa City Center 201 North Franklin Street Tampa, FL 33062	Director(2)(3)	Managing Partner of The Witt-Touchton
Company and its predecessor, The Witt Co.
(private investment partnership) since 1972;
Trustee Emeritus of Washington and Lee
University; Director of TECO Energy Inc.
(electric utility holding company).

Name and Age	Position(s) With the Corporation	Principal Occupation(s) During Past 5 Years
Fred G. Weiss, 59 16450 Maddalena Place Delray Beach, FL 33446	Director(2)(3)	Director of Watson Pharmaceutical, Inc. (a
pharmaceutical company) since 2000; Director
of Michael J. Fox Foundation for Parkinson’s
Research; Managing Director of FGW
Associates since 1997; Vice President,
Planning, Investment and Development of
Warner Lambert Co. from 1979 to 1997.

Robert C. Doll, Jr. 46	Senior Vice President(1)(2)	First Vice President of FAM and certain of its
affiliates since 2000 and Senior Vice President
thereof from 1999 to 2000; Senior Vice
President of Princeton Services since 1999;
Chief Investment Officer of Oppenheimer
Funds, Inc. in 1999 and Executive Vice
President thereof from 1991 to 1999.

Philip Green, 37	Senior Vice President(1)(2)	Senior Vice President of FAM and certain of
its affiliates since 1999; Managing Director
and Portfolio Manager of Global Institutional
Services at Bankers Trust from 1997 to 1999;
Vice President of Quantitative Equities at
Bankers Trust in 1996; Vice President of
Asset Allocations Strategies at Bankers Trust
from 1994 to 1996; Vice President of Foreign
Exchange and Currency Overlay Strategies at
Bankers Trust from 1988 to 1999; Assistant
Treasurer of Asset Management Group at
Bankers Trust from 1985 to 1988.

Frank Salerno, 41	Senior Vice President(1)(2)	Chief Operating Officer, Institutional for
MLIM (Americas Region); First Vice
President of FAM and certain of its affiliates
since 1999; Managing Director and Chief
Investment Officer of Structured Investments
at Bankers Trust from 1995 to 1999;
Managing Director and Head of Structured
Investments at Bankers Trust from 1993 to
1995; Domestic Head of Structured
Investments at Bankers Trust from 1991 to
1993; Assistant Vice President of Structured
Investments at Bankers Trust from 1985 to
1991.

Donald C. Burke, 40	Vice President and Treasurer(1)(2)	First Vice President of FAM and certain of its
affiliates since 1997 and Treasurer thereof
since 1999; Senior Vice President and
Treasurer of Princeton Services since 1999;
Vice President of FAMD since 1999; Vice
President of FAM and certain of its affiliates
from 1990 to 1997; Director of Taxation of
FAM and certain of its affiliates since 1990.

Name and Age	Position(s) With the Corporation	Principal Occupation(s) During Past 5 Years
Sidney Hoots, 40	Senior Vice President(1)(2)	Senior Vice President of FAM and certain of
its affiliates since 1999; Managing Director of
Global Institutional Services at Bankers Trust
from 1992 to 1999; Manager of Quantitative
U.S. Equities Group at Bankers Trust from
1991 to 1992; Manager of Bond Index Funds
at Bankers Trust from 1986 to 1991;
Quantitative Analyst of Index Funds at
Bankers Trust from 1984 to 1986.

Ira P. Shapiro, 38	Secretary(1)(2)	First Vice President of FAM and certain of its
affiliates since 1998; Director (Legal
Advisory) of FAM and certain of its affiliates
from 1996 to 1997; Attorney with FAM and
certain of its affiliates from 1993 to 1997.

(1)	Interested person, as defined in the Investment Company Act, of the Corporation.
(2)	Such Director or officer is a trustee, director or officer of other investment companies for which FAM or certain of its affiliates acts as investment adviser or manager.
(3)	Member of the Corporation’s Audit and Nominating Committee, which is responsible for the selection of the independent auditors and the selection and nomination of non-interested Directors.

        As of April 2, 2001, the officers and Directors of the Corporation as a group (13 persons) owned an aggregate of less than 1% of the outstanding shares of common stock of Merrill Lynch & Co., Inc. (“ML & Co.”) and owned an aggregate of less than 1% of the outstanding shares of any of the Funds.

Compensation of Directors

        The Corporation pays each non-interested Director a fee of $1,500 per year plus $250 per in person Board meeting attended. The Corporation also compensates each member of the Audit and Nominating Committee (the “Committee”), which consists of the non-interested Directors, an audit retainer fee of $500 per year, plus $250 per in person Committee meeting attended. The Chairman of the Committee is paid an additional annual fee of $500. The Corporation reimburses each non-interested Director for his out-of-pocket expenses relating to attendance at Board and Committee meetings.

        The following table shows the aggregate compensation earned by the non-interested Directors for the fiscal year and the aggregate compensation paid to them by all investment companies advised by FAM or its affiliates (“Mercury and Affiliates-Advised Funds”) for the calendar year ended December 31, 2000.

Name	Aggregate Compensation from the Corporation	Pension or Retirement Benefits Accrued as Part of Corporation Expenses	Aggregate Compensation From the Corporation and Mercury and Affiliates-Advised Funds(1)
M. Colyer Crum(2)	$500	None	$170,142
Laurie Simon Hodrick(2)	$500	None	$156,892
Jack B. Sunderland(3)	$500	None	$168,350
Stephen B. Swensrud	$500	None	$289,483
J. Thomas Touchton	$500	None	$168,350
Fred G. Weiss(2)	$500	None	$156,892

(1)
The non-interested Directors serve on the boards of Mercury and Affiliates-Advised Funds as follows: Mr. Crum (26 registered investment companies consisting of 52 portfolios); Ms. Hodrick (26 registered investment companies consisting of 52 portfolios); Mr. Sunderland (26 registered investment companies consisting of 52 portfolios); Mr. Swensrud (39 registered investment companies consisting of 87 portfolios); Mr. Touchton (26 registered investment companies consisting of 52 portfolios); and Mr. Weiss (26 registered investment companies consisting of 52 portfolios).

(2)	Messrs. Crum and Weiss and Ms. Hodrick joined as Directors on August 1, 2000.
(3)	Mr. Sunderland retired as a Director of certain FAM/MLIM Advised Funds effective December 31, 2000.

        Directors of the Corporation may purchase Class I shares of a Fund at net asset value. See “Purchase of Shares—Reduced Initial Sales Charges—Purchase Privileges of Certain Persons.”

Administration Arrangements

        The Corporation has entered into an administration agreement with the Investment Adviser (the “Administration Agreement”). As discussed in the Prospectus, the Investment Adviser receives for its services to the Funds under the Administration Agreement monthly compensation at the annual rate of 0.35% of the average daily net assets of each Fund. The Corporation on behalf of the Funds has entered into a contractual arrangement with the Investment Adviser as necessary to assure that expenses incurred (excluding Distribution and/or Service Fees) of each class of each Fund will not exceed 1.50% for Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund and Mercury QA Large Cap Growth Fund, 1.65% for Mercury QA Mid Cap Fund and Mercury QA Small Cap Fund and 1.75% for Mercury QA International Fund. For the period from June 2, 2000 (commencement of operations) to December 31, 2000, the Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund paid the Administrator a fee of $97,709, $17,829, $19,598, $13,893, $11,857 and $13,402, respectively.

        The Administration Agreement obligates the Investment Adviser to provide certain management and administrative services to the Corporation and the Funds and to pay, or cause its affiliate to pay, for maintaining its staff and personnel necessary to perform its obligations under the Administration Agreement and to provide office space, facilities and necessary personnel for the Corporation. Under the Administration Agreement, the Investment Adviser is also obligated to pay, or cause its affiliate to pay, the compensation of those officers and directors of the Corporation who are affiliated persons of the Investment Adviser or any of its affiliates. The Corporation pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Funds (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports, prospectuses and statements of additional information, charges of the custodian, any sub-custodian and transfer agent, expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or foreign laws, fees and actual out-of-pocket expenses of unaffiliated directors of the Corporation who are not affiliated persons of the Investment Adviser or of an affiliate of the Investment Adviser, accounting and pricing costs (including the daily calculation of net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Corporation or a Fund. The Distributor will pay certain of the expenses of the Funds incurred in connection with the continuous offering of their shares. Certain accounting services are provided to the Corporation and the Funds by the Investment Adviser and the Corporation reimburses the Investment Adviser for its costs in connection with such services.

        Duration and Termination.    Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year with respect to each Fund if approved annually (a) by the Board of Directors of the Corporation and (b) by a majority of the Board of Directors of the Corporation who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. The Administration Agreement is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated with respect to one or more Funds without penalty, on 60 days’ written notice at the option of either party thereto or with respect to a Fund by the vote of a majority of the outstanding voting securities of such Fund.

Management and Advisory Arrangements

        Management Services.    The Investment Adviser provides the Corporation with investment advisory and management services. Subject to the supervision of the Directors, the Investment Adviser is responsible for the actual management of each Fund’s portfolio and constantly reviews the Funds’ holdings in light of its own research analysis and that from other relevant sources. The responsibility for making decisions to buy, sell or hold a particular security rests with the Investment Adviser. The Investment Adviser performs certain of the other administrative services and provides all the office space, facilities, equipment and necessary personnel for management of the Funds.

        Management Fee.    The Corporation has entered into a management agreement with the Investment Adviser (the “Management Agreement ”), pursuant to which the Investment Adviser receives for its services to the Funds monthly compensation at the annual rate of the average daily net assets of each Fund as follows:

Fund	Annual Fee Rate*
QA Large Cap Core Fund	0.40%
QA Large Cap Value Fund	0.40%
QA Large Cap Growth Fund	0.40%
QA Mid Cap Fund	0.55%
QA Small Cap Fund	0.55%
QA International Fund	0.65%

*
The Corporation on behalf of the Funds has entered into a contractual arrangement with the Investment Adviser which provides that the management fee of the Funds when combined with the administrative fees of the Funds and other expenses will not exceed specific amounts.

        The table below sets forth information about the total investment advisory fees paid by the Funds to the Investment Adviser, and any amount voluntarily waived by the Investment Adviser, for the period indicated.

Period	Mercury QA Large Cap Core Fund	Mercury QA Large Cap Value Fund	Mercury QA Large Cap Growth Fund	Mercury QA Mid Cap Fund	Mercury QA Small Cap Fund	Mercury QA International Fund
For the period June 2, 2000 (commencement of operations) to December 31, 2000
Contractual amount	$111,668	$20,375	$22,397	$21,832	$18,632	$24,889
Amount waived (if applicable)	$ 26,080	$20,375	$22,397	$21,832	$18,632	$24,889

        Additionally, for the period June 2, 2000 (commencement of operations) to December 31, 2000, the Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund were reimbursed other expenses by the Investment Adviser in the amounts of $0, $86,773, $74,798, $57,817, $68,658 and $110,462 respectively.

        Payment of Fund Expenses.    The Management Agreement obligates the Investment Adviser to provide investment advisory services and to pay all compensation of and furnish office space for officers and employees of the Corporation connected with investment and economic research, trading and investment management of the Funds, as well as the fees of all Directors of the Corporation who are affiliated persons of the Investment Adviser or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Corporation and the Fund (except to the extent paid by the Distributor), including, among other things, taxes; expenses for legal and auditing services; costs of printing proxies; stock certificates (if any); shareholder reports; copies of the Registration Statements; charges of the custodian and sub-custodian and transfer agent; expenses of portfolio transactions; expenses of redemption of shares; Commission fees; expenses of registering the shares under Federal, state or foreign laws; fees and expenses of non-interested Directors; accounting and pricing costs (including the daily calculation of net asset value); insurance; interest; brokerage costs; litigation and other extraordinary or non-recurring expenses; and other expenses payable by the Corporation or the Funds. Certain accounting services are provided for the Funds by State Street Bank and Trust Company (“State Street”) pursuant to an agreement between State Street and the Corporation. The Funds will pay the cost of these services. In addition, the Funds will reimburse the Investment Adviser for the cost of certain additional accounting services. The Distributor will pay certain promotional expenses of the Corporation incurred in connection with the continuous offering of shares of each of the Funds. Certain expenses will be financed by a Fund pursuant to distribution plans in compliance with Rule 12b-1 under the Investment Company Act. See “Purchase of Shares—Distribution Plans.”

        Organization of the Investment Adviser.    FAM has an address at P.O. Box 9011, Princeton, New Jersey 08543-9011. FAM is a limited partnership, the partners of which are ML & Co., a financial services holding company and the parent of Merrill Lynch, and Princeton Services. ML & Co. and Princeton Services are “controlling persons” of FAM as defined under the Investment Company Act because of their ownership of its voting securities or their power to exercise a controlling influence over its management or policies.

        Below is certain information regarding the Portfolio Managers of the Funds and certain other employees of the Investment Adviser.

        Omar Aguilar, Ph.D.    Mr. Aguilar is Director of Research for Quantitive Advisors. He is responsible for developing, enhancing and maintaining econometric forecasting models and researching and implementing quantitative strategies. Previously, Mr. Aguilar worked with CDC Investment Management and Bankers Trust. Mr. Aguilar received his Ph.D. in 1998 and his MS in 1996 from the Institute of Statistics and Decision Sciences at Duke University. He also received a BS in Actuarial Sciences in 1992 and a graduate degree in Applied Statistics in 1993 from the Mexican Autonomous Institute of Technology (ITAM). Mr. Aguilar has written for several journals, including Journal of Business Statistics, Proceedings from the American Statistical Association and Applied Bayesian Statistics Books.

        Chong-Khai Chuah.    Mr. Chuah is a Vice President and Co-Portfolio Manager for Quantitative Advisors. He has five years of investment experience. Previously, Mr. Chuah worked as an Analyst at Bankers Trust and was responsible for the day-to-day portfolio management and performance/risk analysis for the Global Asset Allocation portfolios and the Diversified Equity Fund from 1997 to July 1999. Mr. Chuah received his BA in Mathematics from Skidmore College, a Masters in Mechanical Engineering from Dartmouth College and his MBA from Columbia University.

        Philip Green.    Mr. Green is Managing Director and Head of Asset Allocation for Quantitative Advisors. He manages portfolios that employ a quantitative investment process. He has 14 years of investment experience. Prior to joining Merrill Lynch, Mr. Green was a Managing Director and Portfolio Manager with Bankers Trust where he managed the Bankers Trust Institutional Asset Management Fund (BTAMX) and the Bankers Trust Lifecycle Long Fund (BTILX). He has published several articles in money management journals, including Financial Analysts Journal, Journal of Foreign Exchange & Money Markets, Journal of Investing, Handbook of Quantitative International Investing. Mr. Green received his BS in Economics from the Wharton School and his MBA from New York University. He is a member of the American Finance Association.

        Sidney Hoots.    Mr. Hoots is Managing Director and Head of Research for Quantitative Advisors. He develops quantitative stock selection techniques for the group. He has 17 years of investment experience. Previously, Mr. Hoots worked at Bankers Trust where he was responsible for the development of their proprietary quantitative systems. He received his BS from Duke University and his MBA from the University of Chicago. He is also a Member of the American Finance Association.

        Frank Salerno.    Mr. Salerno is Managing Director and Chief Investment Officer for Quantitative Advisors. He has 17 years of investment experience. Previously, Mr. Salerno worked at Bankers Trust as the Chief Investment Officer of their Quantitative Investment Management Team. He has a BA from Syracuse University and an MBA from New York University.

        Duration and Termination.    Unless earlier terminated as described herein, the Management Agreement will continue in effect for a period of two years from its effective date and will remain in effect from year to year with respect to each Fund if approved annually (a) by the Directors of the Corporation or with respect to any Fund by the vote of a majority of the outstanding voting securities of such Fund and (b) by a majority of the Directors of the Corporation who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and will automatically terminate in the event of its assignment. In addition, such contract may be terminated without penalty on 60 days’ written notice at the option of either party or with respect to a Fund by the vote of a majority of the outstanding voting securities of such Fund.

        Transfer Agency Services.    Financial Data Services, Inc. (the “Transfer Agent”), a subsidiary of ML & Co., acts as the Corporation’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee for each shareholder account and is entitled to reimbursement for certain transaction charges and out-of-pocket expenses incurred by the Transfer Agent under the Transfer Agency Agreement. The fee ranges from $11.00 to $23.00 per account (depending on the level of services required) but is set at 0.10% for certain accounts that participate in certain fee-based programs. Additionally, a $0.20 monthly closed account charge will be assessed on all accounts which close during the calendar year. Application of this fee will commence the month following the month the account is closed. At the end of the calendar year, no further fees will be due. For purposes of the Transfer Agency Agreement, the term “account” includes any shareholder account.

        Distribution Expenses.    The Corporation, on behalf of each Fund, has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of the Funds (the “Distribution Agreement”). The Distribution Agreement obligates the Distributor to pay certain expenses in connection with the offering of each class of shares of the Funds. After the prospectuses, statements of additional information and periodic reports have been prepared, set in type and mailed to shareholders, the Distributor pays for the printing and distribution of copies thereof used in connection with the offering to dealers and investors. The Distributor also pays for other supplementary sales literature and advertising costs. The Distribution Agreement is subject to the same renewal requirements and termination provisions as the Management Agreement described above.

        Accounting Services.    The Corporation entered into an agreement with State Street, commencing January 1, 2001, pursuant to which State Street provides certain accounting services to the Funds. The Funds will pay the cost of these services. The Investment Adviser provides certain additional accounting services to the Funds under the Management Agreement. The Funds reimburse the Investment Adviser for the cost of these services. For the period June 2, 2000 (commencement of operations) to December 31, 2000, the Investment Adviser provided accounting services to the Funds at its cost in connection with such services under the Management Agreement and the Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund reimbursed the Investment Adviser $33,612, $28,931, $23,170, $24,334, $19,661 and $23,624, respectively, for such services.

Code of Ethics

        The Board of Directors of the Corporation has approved a Code of Ethics under Rule 17j-1 of the Investment Company Act that covers the Corporation, the Investment Adviser and the Distributor. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by the Fund.

PURCHASE OF SHARES

        Reference is made to “Account Choices—How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

        Each Fund issues four classes of shares: shares of Class I and Class A are sold to investors choosing the initial sales charge alternatives and shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives. Each Class I, Class A, Class B and Class C shares of a Fund represents an identical interest in the investment portfolio of the Fund, and has the same rights, except that Class A, Class B and Class C shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B and Class C shares bear the expenses of the ongoing distribution fees and the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges (“CDSCs”), distribution fees and account maintenance fees that are imposed on Class B and Class C shares, as well as the account maintenance fees that are imposed on Class A shares, are imposed directly against those classes and not against all assets of a Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by a Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See “Shareholder Services—Exchange Privilege” below.

        Investors should understand that the purpose and function of the initial sales charges with respect to the Class I and Class A shares are the same as those of the CDSCs and distribution fees with respect to the Class B and Class C shares in that the sales charges and distribution fees applicable to each class provide for the financing of the distribution of the shares of the Funds. The distribution-related revenues paid with respect to a class will not be used to finance the distribution expenditures of another class. Sales personnel may receive different compensation for selling different classes of shares.

        FAMD, an affiliate of the Investment Adviser and of Merrill Lynch, with offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536 (mailing address: P.O. Box 9081, Princeton, New Jersey 08543-9081) acts as Distributor for each Fund.

        Each Fund offers its shares at a public offering price equal to the next determined net asset value per share plus any sales charge applicable to the class of shares selected by the investor. The applicable offering price for purchase orders is based upon the net asset value of a Fund next determined after receipt of the purchase order by the Distributor. As to purchase orders received by securities dealers or other financial intermediaries prior to the close of business on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m., Eastern time) which includes orders received after the determination of net asset value on the previous day, the applicable offering price will be based on the net asset value on the day the order is placed with the Distributor, provided that the orders are received by the Distributor prior to 30 minutes after the close of business on the NYSE on that day. If the purchase orders are not received prior to 30 minutes after the close of business on the NYSE on that day, such orders shall be deemed received on the next business day. Dealers have the responsibility of submitting purchase orders to the Fund not later than 30 minutes after the close of business on the NYSE in order to purchase shares at that day’s offering price.

        Each Fund or the Distributor may suspend the continuous offering of a Fund’s shares of any class at any time in response to conditions in the securities markets or otherwise and may thereafter resume such offering from time to time. Any order may be rejected by a Fund or the Distributor. Neither the Distributor nor the dealers nor other financial intermediaries are permitted to withhold placing orders to benefit themselves by a price change. Certain securities dealers may charge a fee to process a sale of shares. For example, Merrill Lynch may charge its customers a processing fee (presently $5.35) to confirm a sale of shares to such customers. Purchases made directly through the Transfer Agent are not subject to a processing fee.

Initial Sales Charge Alternatives — Class I and Class A Shares

        Investors who prefer an initial sales charge alternative may elect to purchase Class A shares or, if an eligible investor, Class I shares. Investors choosing the initial sales charge alternative who are eligible to purchase Class I shares should purchase Class I shares rather than Class A shares because there is an account maintenance fee imposed on Class A shares. Investors qualifying for significantly reduced initial sales charges may find the initial sales charge alternative particularly attractive because similar sales charge reductions are not available with respect to the deferred sales charges imposed in connection with purchases of Class B or Class C shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time also may elect to purchase Class I or Class A shares, because over time the accumulated ongoing account maintenance and distribution fees on Class B or Class C shares may exceed the initial sales charges, and, in the case of Class A shares, the account maintenance fee. Although some investors who previously purchased Class I shares may no longer be eligible to purchase Class I shares of other Mercury funds, those previously purchased Class I shares, together with Class A, Class B and Class C share holdings, will count toward a right of accumulation which may qualify the investor for a reduced initial sales charge on new initial sales charge purchases. In addition, the ongoing Class B and Class C account maintenance and distribution fees will cause Class B and Class C shares to have higher expense ratios, pay lower dividends and have lower total returns than the initial sales charge shares. The ongoing Class A account maintenance fees will cause Class A shares to have a higher expense ratio, pay lower dividends and have a lower total return than Class I shares.

        The term “purchase,” as used in the Prospectus and this Statement of Additional Information in connection with an investment in Class I and Class A shares of a Fund, refers to a single purchase by an individual or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares for his or her or their own account and to single purchases by a trustee or other fiduciary purchasing shares for a single trust estate or single fiduciary account although more than one beneficiary is involved. The term “purchase” also includes purchases by any “company,” as that term is defined in the Investment Company Act, but does not include purchases by any such company that has not been in existence for at least six months or which has no purpose other than the purchase of shares of a Fund or shares of other registered investment companies at a discount; provided, however, that it shall not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit cardholders of a company, policyholders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser.

        Eligible Class I Investors. Class I shares are offered to a limited group of investors and also will be issued upon reinvestment of dividends on outstanding Class I shares. Investors that currently own Class I shares of a Fund in a shareholder account are entitled to purchase additional Class I shares of a Fund in that account. Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class I shares at net asset value provided such plans meet the required minimum number of eligible employees or required amount of assets advised by Mercury or any of its affiliates. Also eligible to purchase Class I shares at net asset value are participants in certain investment programs including certain managed accounts for which a trust institution, thrift, or bank trust department provides discretionary trustee services, certain collective investment trusts for which a trust institution, thrift, or bank trust department serves as trustee, certain purchases made in connection with certain fee-based programs and certain purchases made through certain financial advisers that meet and adhere to standards established by Mercury. In addition, Class I shares are offered at net asset value to mutual funds sponsored by Mercury or its affiliates, to ML & Co. and its subsidiaries and their directors and employees, to members of the Boards of Directors of Mercury and Affiliates-Advised Funds, including the Corporation, and to employees of certain selected dealers. Class I shares may also be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

Class I and Class A Sales Charge Information

Mercury QA Large Cap Core Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$0	$0	$0	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$7,133	$307	$6,826	$0

Mercury QA Large Cap Value Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$0	$0	$0	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$1,320	$64	$1,256	$0

Mercury QA Large Cap Growth Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$4,238	$388	$3,850	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$2,972	$143	$2,829	$0

Mercury QA Mid Cap Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$0	$0	$0	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$2,718	$147	$2,571	$0

Mercury QA Small Cap Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$0	$0	$0	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$3,616	$118	$3,498	$0

Mercury QA International Fund

Class I Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$0	$0	$0	$0

Class A Shares
For the Period Ending December 31,	Gross Sales Charges Collected	Sales Charges Retained By Distributor	Sales Charges Paid To Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
2000*	$14,250	$663	$13,587	$0

*	For the period June 2, 2000 (commencement of operations) to December 31, 2000.

        The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. Since securities dealers and other financial intermediaries selling Class I and Class A shares of the Funds will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Reduced Initial Sales Charges

        Reductions in or exemptions from the imposition of a sales charge are due to the nature of the investors and/or the reduced sales efforts that will be needed to obtain such investments.

        Reinvested Dividends.    No initial sales charges are imposed upon Class I and Class A shares issued as a result of the automatic reinvestment of dividends.

        Right of Accumulation.    Reduced sales charges are applicable through a right of accumulation under which eligible investors are permitted to purchase shares of a Fund subject to an initial sales charge at the offering price applicable to the total of (a) the public offering price of the shares then being purchased plus (b) an amount equal to the then current net asset value or cost, whichever is higher, of the purchaser’s combined holdings of all classes of shares of the Fund and of other Mercury mutual funds. For any such right of accumulation to be made available, the Distributor must be provided at the time of purchase, by the purchaser or the purchaser’s securities dealer or other financial intermediary, with sufficient information to permit confirmation of qualification. Acceptance of the purchase order is subject to such confirmation. The right of accumulation may be amended or terminated at any time. Shares held in the name of a nominee or custodian under pension, profit-sharing, or other employee benefit plans may not be combined with other shares to qualify for the right of accumulation.

        Letter of Intent.    Reduced sales charges are applicable to purchases aggregating $25,000 or more of Class I or Class A shares of a Fund or any other Mercury mutual funds made within a 13-month period starting with the first purchase pursuant to a Letter of Intent. A Letter of Intent is available only to investors whose accounts are established and maintained at the Funds’ Transfer Agent. A Letter of Intent is not available to employee benefit plans for which affiliates of Mercury provide plan participant record-keeping services. A Letter of Intent is not a binding obligation to purchase any amount of Class I or Class A shares; however, its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to a Letter of Intent may be included under a subsequent Letter of Intent executed within 90 days of such purchase if the Distributor is informed in writing of this intent within such 90-day period. The value of Class I and Class A shares of a Fund and of other Mercury mutual funds presently held, at cost or maximum offering price (whichever is higher), on the date of the first purchase under a Letter of Intent, may be included as a credit toward the completion of such Letter, but the reduced sales charge applicable to the amount covered by such Letter will be applied only to new purchases. If the total amount of shares does not equal the amount stated in a Letter of Intent (minimum of $25,000), the investor will be notified and must pay, within 20 days of the execution of such Letter, the difference between the sales charge on the Class I or Class A shares purchased at the reduced rate and the sales charge applicable to the shares actually purchased through a Letter. Class I or Class A shares equal to 5.0% of the intended amount will be held in escrow during the 13-month period (while remaining registered in the name of the purchaser) for this purpose. The first purchase under a Letter of Intent must be at least 5.0% of the dollar amount of such Letter. If a purchase during the term of such Letter would otherwise be subject to a further reduced sales charge based on the right of accumulation, the purchaser will be entitled on that purchase and subsequent purchases to the further reduced percentage sales charge that would be applicable to a single purchase equal to the total value of the Class I or Class A shares then being purchased under such Letter, but there will be no retroactive reduction of the sales charges on any previous purchase.

        The value of any shares redeemed or otherwise disposed of by the purchaser prior to termination or completion of the Letter of Intent will be deducted from the total purchases made under such Letter. An exchange from the Summit Cash Reserves Fund (“Summit”) into the Fund that creates a sales charge will count toward completing a new or existing Letter of Intent from the Fund.

        Purchase Privileges of Certain Persons.    Mutual funds sponsored by Mercury or its affiliates, members of the Boards of Directors of the Corporation and of other investment companies advised by Mercury or its affiliates, ML & Co. and its subsidiaries (the term “subsidiaries,” when used herein with respect to ML & Co., includes FAM and certain other entities directly or indirectly wholly owned and controlled by ML & Co.), and their directors and employees, and any trust, pension, profit-sharing or other benefit plan for such persons, may purchase Class I shares of a Fund at net asset value. Each Fund realizes economies of scale and reduction of sales-related expenses by virtue of the familiarity of these persons with the Funds. Employee and directors or trustees wishing to purchase shares of a Fund must satisfy each Fund’s suitability standards.

        Class I and Class A shares may also be offered at net asset value to certain accounts over which Mercury or an affiliate exercises investment discretion.

        Managed Trusts. Class I shares are offered at net asset value to certain trusts to which trust institutions, thrifts and bank trust departments provide discretionary trustee services.

        Acquisition of Certain Investment Companies. Class A shares may be offered at net asset value in connection with the acquisition of the assets of or merger or consolidation with a personal holding company or a public or private investment company.

        Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements.    Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class I or Class A shares at net asset value, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Certain other plans may purchase Class B shares with a waiver of the contingent deferred sales charge (“CDSC”) upon redemption, based on similar criteria. Such Class B shares will convert into Class A shares approximately ten years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements, call your plan administrator or your selected securities dealer or other financial intermediary.

        Purchases Through Certain Financial Intermediaries.    Reduced sales charges may be applicable for purchases of Class I or Class A shares of a Fund through certain financial advisers, selected securities dealers and other financial intermediaries that meet and adhere to standards established by the Investment Adviser from time to time.

Deferred Sales Charge Alternatives—Class B and Class C Shares

        Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Mercury mutual funds.

        Because no initial sales charges are deducted at the time of the purchase, Class B and Class C shares provide the benefit of putting all of the investor’s dollars to work from the time the investment is made. The deferred sales charge alternatives may be particularly appealing to investors that do not qualify for the reduction in initial sales charges. Both Class B and Class C shares are subject to ongoing account maintenance fees and distribution fees; however, the ongoing account maintenance and distribution fees potentially may be offset to the extent any return is realized on the additional funds initially invested in Class B or Class C shares. In addition, Class B shares will be converted into Class A shares of a Fund after a conversion period of approximately eight years, and thereafter investors will be subject to lower ongoing fees.

        The public offering price of Class B and Class C shares for investors choosing the deferred sales charge alternatives is the next determined net asset value per share without the imposition of a sales charge at the time of purchase. See “Pricing of Shares—Determination of Net Asset Value” below.

Contingent Deferred Sales Charges—Class B Shares

        Class B shares that are redeemed within six years of purchase may be subject to a CDSC at the rates set forth below charged as a percentage of the dollar amount subject thereto.

        In determining whether a CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest applicable rate being charged. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of shares being redeemed. Accordingly, no CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no CDSC will be assessed on shares derived from reinvestment of dividends. It will be assumed that the redemption is first of shares held over 6 years or shares acquired pursuant to reinvestment of dividends and then of shares held longest during the six-year period. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

        The following table sets forth the Class B CDSC:

Year Since Purchase Payment Made	CDSC as a Percentage of Dollar Amount Subject to Charge
0-1	4.0%
1-2	4.0%
2-3	3.0%
3-4	3.0%
4-5	2.0%
5-6	1.0%
6 and thereafter	0.0%

        To provide an example, assume an investor purchased 100 shares at $10 per share (at a cost of $1,000) and in the third year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 shares (proceeds of $600), 10 shares will not be subject to a CDSC because of dividend reinvestment. With respect to the remaining 40 shares, the charge is applied only to the original cost of $10 per share and not to the increase of net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the third year after purchase).

        As discussed in the Prospectus under “Account Choices—Pricing of Shares—Class B and Class C Shares—Deferred Sales Charge Options,” while Class B shares redeemed within six years of purchase are subject to a CDSC under most circumstances, the charge may be reduced or waived in certain instances. These include certain post-retirement withdrawals from an IRA or other retirement plan or redemption of Class B shares in certain circumstances following the death of a Class B shareholder. In the case of such withdrawal, the reduction or waiver applies to: (a) any partial or complete redemption in connection with a distribution following retirement under a tax-deferred retirement plan on attaining age 59 1 /2 in the case of an IRA or other retirement plan, or part of a series of equal periodic payments (not less frequently than annually) made for life (or life expectancy) or any redemption resulting from the tax-free return of an excess contribution to an IRA (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution); or (b) any partial or complete redemption following the death or disability (as defined in the Code) of a Class B shareholder (including one who owns the Class B shares as joint tenant with his or her spouse), provided the redemption is requested within one year of the death or initial determination of disability or, if later, reasonably promptly following completion of probate or in connection with involuntary termination of an account in which a Fund’s shares are held (certain legal documentation may be required at the time of liquidation establishing eligibility for qualified distribution). The charge may also be reduced or waived in other instances, such as: (c) redemptions by certain eligible 401(a) and 401(k) plans and certain retirement plan rollovers; (d) redemptions in connection with participation in certain fee-based programs managed by the Investment Adviser or its affiliates; (e) redemptions in connection with participation in certain fee-based programs managed by selected dealers and other financial intermediaries that have agreements with Mercury; or (f) withdrawals through the Systematic Withdrawal Plan of up to 10% per year of your account value at the time the plan is established.

        Employer-Sponsored Retirement or Savings Plans and Certain Other Arrangements. Certain employer-sponsored retirement or savings plans and certain other arrangements may purchase Class B shares with a waiver of the CDSC upon redemption, based on the number of employees or number of employees eligible to participate in the plan and/or the aggregate amount invested by the plan in specified investments. Such Class B shares will convert into Class A shares approximately eight years after the plan purchases the first share of any Mercury mutual fund. Minimum purchase requirements may be waived or varied for such plans. For additional information regarding purchases by employer-sponsored retirement or savings plans and certain other arrangements call your plans administrator or your selected dealer or other financial intermediary.

        Conversion of Class B Shares to Class A Shares.    As discussed in the Prospectus under “Account Choices—Pricing of Shares—Class B and Class C Shares—Deferred Sales Charge Options,” Class B shares of equity Mercury mutual funds convert automatically to Class A shares approximately eight years after purchase (the “Conversion Period”). Automatic conversion of Class B shares into Class A shares will occur at least once each month (on the “Conversion Date”) on the basis of the relative net asset value of the shares of the two classes on the Conversion Date, without the imposition of any sales load, or other charge.

        In addition, shares purchased through reinvestment of dividends on Class B shares also will convert automatically to Class A shares. The Conversion Date for dividend reinvestment shares will be calculated taking into account the length of time the shares underlying such dividend reinvestment shares were outstanding. If at the Conversion Date the conversion of Class B shares to Class A shares of the Fund in a single account will result in less than $50 worth of Class B shares being left in the account, all of the Class B shares of the Fund held in the account on the Conversion Date will be converted to Class A shares of the Fund.

        The Conversion Period is modified for shareholders who purchased Class B shares through certain retirement plans that qualified for a waiver of the CDSC normally imposed on purchases of Class B shares (“Class B Retirement Plans ”). When the first share of any Mercury mutual fund purchased by a Class B Retirement Plan has been held for ten years (i.e., ten years from the date the relationship between Mercury mutual funds and the Class B Retirement Plan was established), all Class B shares of all Mercury mutual funds held in that Class B Retirement Plan will be converted into Class A shares of the appropriate funds. Subsequent to such conversion, that Class B Retirement Plan will be sold Class A shares of the appropriate funds at net asset value per share.

        The Conversion Period may also be modified for retirement plan investors who participate in certain fee-based programs. See “Shareholder Services—Fee-Based Programs” below.

Contingent Deferred Sales Charges—Class C Shares

        Class C shares are subject only to a one-year 1% CDSC. The charge will be assessed on an amount equal to the lesser of the proceeds of redemption or the cost of the shares being redeemed. Accordingly, no Class C CDSC will be imposed on increases in net asset value above the initial purchase price. In addition, no Class C CDSC will be assessed on shares derived from reinvestment of dividends. The Class C CDSC may be waived in connection with participation in certain fee-based programs, involuntary termination of an account in which Fund shares are held, and withdrawals through the Systematic Withdrawal Plan.

        In determining whether a Class C CDSC is applicable to a redemption, the calculation will be determined in the manner that results in the lowest possible rate being charged. Therefore, it will be assumed that the redemption is first of shares held for over one year or shares acquired pursuant to reinvestment of dividends or distributions and then of shares held longest during the one-year period. The charge will not be applied to dollar amounts representing an increase in the net asset value since the time of purchase. A transfer of shares from a shareholder’s account to another account will be assumed to be made in the same order as a redemption.

        Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of selected dealers related to providing distribution-related services to a Fund in connection with the sale of Class B and Class C shares, such as the payment of compensation to financial consultants for selling Class B and Class C shares, from its own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of a Fund to sell Class B and Class C shares without a sales charge being deducted at the time of purchase.

Class B and Class C Sales Charge Information

Class B Shares
For the Period June 2, 2000 (commencement of operations) to December 31, 2000	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
Mercury QA Large Cap Core Fund	$ 0	$ 0
Mercury QA Large Cap Value Fund	$ 0	$ 0
Mercury QA Large Cap Growth Fund	$ 0	$ 0
Mercury QA Mid Cap Fund	$200	$200

	Class B Shares
For the Period June 2, 2000 (commencement of operations) to December 31, 2000	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
Mercury QA Small Cap Fund	$0	$0
Mercury QA International Fund	$0	$0

	Class C Shares
For the Period June 2, 2000 (commencement of operations) to December 31, 2000	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
Mercury QA Large Cap Core Fund	$625	$625
Mercury QA Large Cap Value Fund	$222	$222
Mercury QA Large Cap Growth Fund	$ 0	$ 0
Mercury QA Mid Cap Fund	$ 89	$ 89
Mercury QA Small Cap Fund	$ 26	$ 26
Mercury QA International Fund	$177	$177

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

        The Distributor compensates its financial intermediaries for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the ongoing distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers (including Merrill Lynch) or other financial intermediaries related to providing distribution-related services to the Funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial intermediaries for selling Class B and Class C shares. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Funds to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Purchase of Shares—Distribution Plans” above. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (“NASD”) asset-based sales charge rule. See “Purchase of Shares—Limitations on the Payment of Deferred Sales Charges” above.

Distribution Plans

        Reference is made to “Account Choices—Pricing of Shares” in the Prospectus for certain information with respect to separate distribution plans for Class A, Class B, and Class C shares of each Fund pursuant to
Rule 12b-1 under the Investment Company Act (each a “Distribution Plan”) with respect to the account maintenance and/or distribution fees paid by a Fund to the Distributor with respect to such classes.

        The Distribution Plan for each of the Class A, Class B and Class C shares provides that a Fund pays the Distributor an account maintenance fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Fund attributable to shares of the relevant class in order to compensate the Distributor, Mercury, a selected securities dealers or other financial intermediaries (pursuant to a sub-agreement) in connection with account maintenance activities with respect to Class A, Class B and Class C shares. Each of those classes has exclusive voting rights with respect to the Distribution. Plan adopted with respect to such class pursuant to which account maintenance and/or distribution fees are paid (except that Class B shareholders may vote upon any material changes to expenses charged under the Class A Distribution Plan).

        The Distribution Plan for each of the Class B and Class C shares provides that a Fund also pays the Distributor a distribution fee relating to the shares of the relevant class, accrued daily and paid monthly, at the annual rate of 0.75% of the average daily net assets of the Fund attributable to the shares of the relevant class in order to compensate the Distributor, Mercury, a selected securities dealers or other financial intermediaries (pursuant to sub-agreements) for providing shareholder and distribution services, and bearing certain distribution-related expenses of the Fund, including payments to financial advisers or other financial intermediaries for selling Class B and Class C shares of the Fund. The Distribution Plans relating to Class B and Class C shares are designed to permit an investor to purchase Class B and Class C shares through selected securities dealers and other financial intermediaries without the assessment of an initial sales charge and at the same time permit the Distributor to compensate financial intermediaries in connection with the sale of the Class B and Class C shares.

        The Funds’ Distribution Plans are subject to the provisions of Rule 12b-1 under the Investment Company Act. In their consideration of each Distribution Plan, the Board of Directors of the Corporation must consider all factors they deem relevant, including information as to the benefits of the Distribution Plan to each Fund and each related class of shareholders. Each Distribution Plan further provides that, so long as the Distribution Plan remains in effect, the selection and nomination of non-interested Directors shall be committed to the discretion of the non-interested Directors then in office. In approving each Distribution Plan in accordance with Rule 12b-1, the non-interested Directors concluded that there is reasonable likelihood that such Distribution Plan will benefit each Fund and its related class of shareholders. Each Distribution Plan can be terminated at any time, without penalty, by the vote of a majority of the non-interested Directors or by the vote of the holders of a majority of the outstanding related class of voting securities of a Fund. A Distribution Plan cannot be amended to increase materially the amount to be spent by a Fund without the approval of the related class of shareholders, and all material amendments are required to be approved by the vote of the Board of Directors of the Corporation, including a majority of the non-interested Directors who have no direct or indirect financial interest in such Distribution Plan, cast in person at a meeting called for that purpose. Rule 12b-1 further requires that a Fund preserve copies of each Distribution Plan and any report made pursuant to such plan for a period of not less than six years from the date of such Distribution Plan or such report, the first two years in an easily accessible place.

        Among other things, each Distribution Plan provides that the Distributor shall provide and the Directors shall review quarterly reports of the disbursement of the account maintenance and/or distribution fees paid to the Distributor during such quarter. Payments under the Distribution Plans are based on a percentage of average daily net assets attributable to the shares regardless of the amount of expenses incurred and, accordingly, distribution-related revenues from the Distribution Plans may be more or less than distribution-related expenses. Information with respect to the distribution-related revenues and expenses is presented to the Board of Directors of the Corporation for their consideration in connection with their deliberations as to the continuance of the Class B and Class C Distribution Plans. This information is presented annually as of December 31 of each year on a “fully allocated accrual” basis and quarterly on a “direct expense and revenue/cash” basis. On the fully allocated basis, revenues consist of the account maintenance fees, the distribution fees, the CDSCs and certain other related revenues, and expenses consist of financial adviser compensation, branch office and regional operation center selling and transaction processing expenses, advertising, sales promotion and marketing expenses, corporate overhead and interest expense. On the direct expense and revenue/cash basis, revenues consist of the account maintenance fees, the distribution fees and CDSCs and the expenses consist of financial adviser compensation.

        As of December 31, 2000, direct cash expenses for the period since the commencement of operations of Class B shares of each Fund exceeded direct cash revenues as set forth below.

Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000 for the period	Excess of Fully Allocated Accrual Revenues of the Distributor and Mercury over Fully Allocated Accrual Expenses	Excess of Direct Cash Expenses over Direct Cash Revenues
Mercury QA Large Cap Core Fund	$N/A	$6,111
Mercury QA Large Cap Value Fund	$N/A	$6,022
Mercury QA Large Cap Growth Fund	$N/A	$3,141
Mercury QA Mid Cap Fund	$N/A	$5,904
Mercury QA Small Cap Fund	$N/A	$2,343
Mercury QA International Fund	$N/A	$3,792

        As of December 31, 2000, direct cash revenues for the period since the commencement of operations of Class C shares exceeded direct cash expenses as set forth below.

Class C Shares for the period June 2, 2000, 2000 (commencement of operations to December 31, 2000)	Excess of Fully Allocated Accrual Revenues of the Distributor and Mercury over Fully Allocated Accrual Expenses	Excess of Direct Cash Revenues over Direct Cash Expenses
Mercury QA Large Cap Core Fund	N/A	$1,102
Mercury QA Large Cap Value Fund	N/A	$1,007
Mercury QA Large Cap Growth Fund	N/A	$ 580
Mercury QA Mid Cap Fund	N/A	$ 250
Mercury QA Small Cap Fund	N/A	$ 430
Mercury QA International Fund	N/A	$ 462

        The table below sets forth information for the fiscal year ended December 31, 2000 regarding the amounts paid by the Funds to the Distributor pursuant to the Class A, Class B and Class C Distribution Plans (based on the average daily net assets subject to the applicable Distribution Plan as set forth below:

Distribution and Account Maintenance and Service Fees

	For the fiscal year ended December 31, 2000*
	Class A**	Class B***	Class C***
Mercury QA Large Cap Core Fund	$201	$3,784	$2,910
Mercury QA Large Cap Value Fund	$ 43	$2,535	$3,537
Mercury QA Large Cap Growth Fund	$ 47	$1,554	$1,973
Mercury QA Mid Cap Fund	$177	$3,270	$3,636
Mercury QA Small Cap Fund	$122	$1,925	$ 942
Mercury QA International Fund	$170	$2,212	$1,136

*	From date of inception of June 2, 2000.
**	All amounts were paid to Merrill Lynch for providing account maintenance activities in connection with Class A shares.
***	All amounts were paid to Merrill Lynch for providing account maintenance and distribution-related activities and services in connection with Class B and Class C shares.

Limitations on the Payment of Deferred Sales Charges

        The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares, but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to each Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by a Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately (defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC).

        The following tables set forth comparative information as of December 31, 2000 with respect to the Class B and Class C shares of each Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to the Class B shares, the Distributor’s voluntary maximum.

	Data Calculated as of December 31, 2000
	(in thousands)
	Mercury QA Large Cap Core Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$652,611	$40,788	$1,940	$42,728	$2,838	$39,890	$10,764
Under Distributor’s Voluntary Waiver	$652,611	$40,788	$3,263	$44,051	$2,838	$41,213	$10,764
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$806,518	$50,407	$1,751	$52,158	$2,808	$49,350	$ 7,702

	Mercury QA Large Cap Value Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$609,054	$38,066	$1,341	$39,407	$1,902	$37,505	$ 7,820
Under Distributor’s Voluntary Waiver	$609,054	$38,066	$3,045	$41,111	$1,902	$39,202	$ 7,820
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$791,821	$49,489	$1,977	$51,466	$2,873	$48,593	$ 7,303

	Mercury QA Large Cap Growth Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$349,392	$21,837	$ 686	$22,523	$1,166	$21,357	$ 3,229
Under Distributor’s Voluntary Waiver	$349,392	$21,837	$1,747	$23,584	$1,166	$22,418	$ 3,229
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$400,439	$25,027	$1,092	$26,119	$1,480	$24,639	$ 3,613

	Mercury QA Mid Cap Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$621,065	$38,817	$1,509	$40,326	$2,653	$37,673	$7,457
Under Distributor’s Voluntary Waiver	$621,065	$38,817	$3,105	$41,922	$2,653	$39,269	$7,457
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$909,779	$56,861	$1,912	$58,773	$2,816	$55,957	$8,793

	Mercury QA Small Cap Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$288,093	$18,006	$ 717	$18,723	$1,444	$17,279	$5,207
Under Distributor’s Voluntary Waiver	$288,093	$18,006	$1,440	$19,446	$1,444	$18,002	$5,207
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$167,874	$10,492	$ 477	$10,969	$ 733	$10,236	$4,047

	Mercury QA International Fund
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charge(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Class B Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$410,686	$25,668	$1,216	$26,884	$1,659	$25,225	$4,562
Under Distributor’s Voluntary Waiver	$410,686	$25,668	$2,053	$27,721	$1,659	$26,062	$4,562
Class C Shares for the period June 2, 2000 (commencement of operations) to December 31, 2000
Under NASD Rule as Adopted	$247,562	$15,473	$ 601	$16,074	$1,029	$15,045	$2,684

(1)	Purchase price of all eligible Class B or Class C shares sold during the periods indicated other than shares acquired through dividend reinvestment and the exchange privileges.
(2)
Includes amounts attributable to exchanges from Summit Cash Reserves Fund (“Summit”) which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the “redeemed fund”). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.

(3)	Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.00%, as permitted under the NASD Rule.
(4)
Consists of CDSC payments, distribution fee payments and accruals. See “Pricing of Shares” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class I shares in conjunction with the shareholder’s participation in certain fee-based programs managed by Mercury or its affiliates. The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in such fee-based programs.

(5)
Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach the NASD maximum (with respect to Class B and Class C shares).

REDEMPTION OF SHARES

        Reference is made to “Account Choices—How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus.

        Each Fund is required to redeem for cash all shares of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption. Except for any CDSC that may be applicable, there will be no charge for redemption if the redemption request is sent directly to the Transfer Agent. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.

        The Corporation will generally pay redemptions in cash; however, at the discretion of the Investment Adviser, the Corporation may pay a redemption or repurchase of shares in an amount of $10,000,000 or more (which amount may be decreased or increased by the Investment Adviser from time to time) with portfolio securities.

        Shares are redeemable at the option of the Corporation, if in the opinion of the Corporation, ownership of the shares has or may become concentrated to the extent that would cause the Corporation or a Fund to be deemed a personal holding company within the meaning of the Code. Each Fund reserves the right to terminate any account engaging in market-timing mutual funds. For the purposes of this policy, “market-timing” involves the purchase and sale of shares of mutual funds within short periods of time (i.e. three or more purchases and/or sales within a 90 day period) with the intention of capturing short-term profits resulting from market volatility.

        Because of the high cost of maintaining smaller shareholder accounts, the Funds may redeem the shares in your account (without charging any deferred sales charge) if the net asset value of your account falls below $500 due to redemptions you have made. You will be notified that the value of your account is less than $500 before the Funds make an involuntary redemption. You will then have 60 days to make an additional investment to bring the value of your account to at least $500 before the Funds take any action. This involuntary redemption does not apply to retirement plans or Uniform Gifts or Transfers to Minors Act accounts (“UGMA/UTMA accounts”).

        In addition, the Board of Directors of the Corporation may authorize the Corporation to redeem all or any part of the outstanding shares of any class or series of the Corporation, including the Funds, upon written notice to shareholders.

        The right to redeem shares or to receive payment with respect to any such redemption may be suspended for more than seven days only for periods during which trading on the NYSE is restricted as determined by the Commission or during which the NYSE is closed (other than customary weekend and holiday closings), for any period during which an emergency exists, as defined by the Commission, as a result of which disposal of portfolio securities or determination of the net asset value of a Fund is not reasonably practicable, and for such other periods as the Commission may by order permit for the protection of shareholders of a Fund.

        The value of shares at the time of redemption may be more or less than the shareholder’s cost, depending in part on the market value of the securities held by a Fund at such time.

        The Corporation on behalf of the Funds has entered into a joint committed line of credit with other investment companies advised by the Investment Adviser and its affiliates and a syndicate of banks that is intended to provide the Funds with a temporary source of cash to be used to meet redemption requests from Fund shareholders in extraordinary or emergency circumstances.

Redemption

        A shareholder wishing to redeem shares held with the Transfer Agent may do so without charge by tendering the shares directly to the Transfer Agent, Financial Data Services, Inc., P.O. Box 45289, Jacksonville, Florida 32232-5289. Redemption requests delivered other than by mail should be delivered to Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484. Proper notice of redemption in the case of shares deposited with the Transfer Agent may be accomplished by a written letter requesting redemption. Redemption requests should not be sent to the Corporation. The redemption request in either event requires the signature(s) of all persons in whose name(s) the shares are registered, signed exactly as such name(s) appear(s) on the Transfer Agent’s register. The signature(s) on the redemption request may require a guarantee by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) the existence and validity of which may be verified by the Transfer Agent through the use of industry publications. In the event a signature guarantee is required, notarized signatures are not sufficient. In general, signature guarantees are waived on redemptions of less than $50,000 as long as the following requirements are met: (i) all requests require the signature(s) of all persons whose name(s) shares are recorded on the Transfer Agent’s register; (ii) all checks must be mailed to the stencil address of record on the Transfer Agent’s register and (iii) the stencil address must not have changed within 30 days. Certain rules may apply regarding certain account types such as, but not limited to, UGMA/UTMA accounts, Joint Tenancies with Rights of Survivorship, contra broker transactions and institutional accounts. In certain instances, the Transfer Agent may require additional documents such as, but not limited to, trust instruments, death certificates, appointments as executor or administrator, or certificates of corporate authority.

        A shareholder may also redeem shares held with the Transfer Agent by telephone request. To request a redemption from your account, call the Transfer Agent at 1-888-763-2260. The request must be made by the shareholder of record and be for an amount less than $50,000. Before telephone requests will be honored, signature approval from all shareholders of record on the account must be obtained. The shares being redeemed must have been held for at least 15 days. Telephone redemption requests will not be honored in the following situations: the accountholder is deceased, the proceeds are to be sent to someone other than the shareholder of record, funds are to be wired to the client’s bank account, a systematic withdrawal plan is in effect, the request is by an individual other than the accountholder of record, the account is held by joint tenants who are divorced, the address on the account has changed within the last 30 days or share certificates have been issued on the account.

        Since this account feature involves a risk of loss from unauthorized or fraudulent transactions, the Transfer Agent will take certain precautions to protect your account from fraud. Telephone redemption may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

        For shareholders redeeming directly with the Transfer Agent, payments will be mailed within seven days of receipt of a proper notice of redemption. At various times a Fund may be requested to redeem shares for which it has not yet received good payment (e.g. cash, Federal funds or certified check drawn on a U.S. bank). The Fund may delay or cause to be delayed the mailing of a redemption check until such time as it has assured itself that good payment (e.g. cash, Federal funds or certified check drawn on a U.S. bank) has been collected for the purchase of such Fund shares, which will usually not exceed 10 days. In the event that a shareholder account held directly with the Transfer Agent contains a fractional share balance, such fractional share balance will be automatically redeemed by the Fund.

Repurchase

        Each Fund will also repurchase shares through a shareholder’s listed selected securities dealer or other financial intermediary. The Funds will normally accept orders to repurchase shares by wire or telephone from dealers for their customers at the net asset value next computed after the order is placed. Shares will be priced at the net asset value calculated on the day the request is received, provided that the request for repurchase is submitted to the selected securities dealer or other financial intermediary prior to the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) and such request is received by a Fund from such selected securities dealer or other financial intermediary not later than 30 minutes after the close of business on the NYSE on the same day. Dealers have the responsibility of submitting such repurchase requests to the Fund not later than 30 minutes after the close of business on the NYSE in order to obtain that day’s closing price.

        The foregoing repurchase arrangements are for the convenience of shareholders and do not involve a charge by a Fund (other than any applicable CDSC). Securities firms that do not have selected dealer agreements with the Distributor, however, may impose a transaction charge on the shareholder for transmitting the notice of repurchase to the Fund. Certain selected securities dealers or other financial intermediaries may charge customers a processing fee. Merrill Lynch currently charges $5.35 to confirm a repurchase of shares to such customers. Repurchases made directly through the Transfer Agent, on accounts held at the Transfer Agent are not subject to the processing fee. The Corporation reserves the right to reject any order for repurchase, which right of rejection might adversely affect shareholders seeking redemption through the repurchase procedure. However, a shareholder whose order for repurchase is rejected by a Fund may redeem shares as set forth above.

Reinstatement Privilege—Class I and Class A Shares

        Shareholders of a Fund who have redeemed their Class I and Class A shares have a privilege to reinstate their accounts by purchasing Class I or Class A shares of such Fund, as the case may be, at net asset value without a sales charge up to the dollar amount redeemed. The reinstatement privilege may be exercised by sending a notice of exercise along with a check for the amount to be reinstated to the Transfer Agent within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. Alternatively, the reinstatement privilege may be exercised through the investor’s financial adviser within 30 days after the date the request for redemption was accepted by the Transfer Agent or the Distributor. The reinstatement will be made at the net asset value per share next determined after the notice of reinstatement is received and cannot exceed the amount of the redemption proceeds.

PORTFOLIO TRANSACTIONS AND BROKERAGE

        Subject to policies established by the Board of Directors of the Corporation, the Investment Adviser is primarily responsible for the execution of the Funds’ portfolio transactions and the allocation of brokerage. The Funds have no obligation to deal with any broker or group of brokers in the execution of transactions in portfolio securities and does not use any particular broker or dealer. In executing transactions with brokers and dealers, the Investment Adviser seeks to obtain the best net results for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities of the firm and the firm’s risk in positioning a block of securities. While the Investment Adviser generally seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest spread or commission available. Subject to applicable legal requirements, the Investment Adviser may select a broker based upon brokerage or research services provided to the Investment Adviser and its clients, including the Funds. The Investment Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

        Section 28(e) of the Exchange Act (“Section 28(e)”) permits an investment adviser, such as the Investment Adviser, under certain circumstances, to cause an account to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. Brokerage and research services include (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Investment Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

        To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation of investments. Examples of research-oriented services for which the Investment Adviser might utilize Fund commissions include research reports and other information on the economy, industries, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. Except as noted immediately below, research services furnished by brokers may be used in servicing all client accounts and not all services may be used in connection with the account that paid commissions to the broker providing such services. In some cases, research information received from brokers by mutual fund management personnel or personnel principally responsible for the Investment Adviser’s individually managed portfolios is not necessarily shared by and between such personnel. Any investment advisory or other fees paid by the Funds to the Investment Adviser are not reduced as a result of the Investment Adviser’s receipt of research services.

        In some cases the Investment Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Investment Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Investment Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Investment Adviser faces a potential conflict of interest, but the Investment Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

        From time to time, a Fund may purchase new issues of securities for clients in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Investment Adviser with research services. The NASD has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

        In addition, consistent with the Conduct Rules of the NASD and policies established by the Board of Directors of the Corporation and subject to best execution, the Investment Adviser may consider sales of shares of a Fund as a factor in the selection of brokers or dealers to execute portfolio transactions for the Fund; however, whether or not a particular broker or dealer sells shares of the Fund neither qualifies nor disqualifies such broker or dealer to execute transactions for the Fund.

        The Funds anticipate that their respective brokerage transactions involving securities of issuers domiciled in countries other than the United States generally will be conducted primarily on the principal stock exchanges of such countries. Brokerage commissions and other transaction costs on foreign stock exchange transactions generally are higher than in the United States, although a Fund will endeavor to achieve the best net results in effecting its portfolio transactions. There generally is less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

        Foreign equity securities may be held by the Mercury QA International Fund in the form of ADRs, EDRs, GDRs or other securities convertible into foreign equity securities. ADRs, EDRs and GDRs may be listed on stock exchanges, or traded in over-the-counter markets in the United States or Europe, as the case may be. ADRs, like other securities traded in the United States, will be subject to negotiated commission rates.

        The Mercury QA International Fund’s ability and decisions to purchase or sell portfolio securities of foreign issuers may be affected by laws or regulations relating to the convertibility and repatriation of assets. Because the shares of the Mercury QA International Fund are redeemable on a daily basis in U.S. dollars, the Fund intends to manage its portfolio so as to give reasonable assurance that it will be able to obtain U.S. dollars to the extent necessary to meet anticipated redemptions. Under present conditions, it is not believed that these considerations will have any significant effect on its portfolio strategy.

Information about the brokerage commissions paid by the Funds, including commissions paid to Merrill Lynch, is set forth in the following table:

Mercury QA Large Cap Core Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$43,230	$ 0

Mercury QA Large Cap Value Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$10,594	$ 0

Mercury QA Large Cap Growth Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$4,619	$ 0

Mercury QA Mid Cap Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$13,676	$ 0

Mercury QA Small Cap Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$10,972	$ 0

Mercury QA International Fund

	Aggregate Brokerage Commissions Paid	Commissions Paid to Merrill Lynch
June 2, 2000 (commencement of operations) to December 31, 2000	$21,460	$ 0

        The Funds may invest in certain securities traded in the OTC market and intends to deal directly with the dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere. Under the Investment Company Act, persons affiliated with a Fund and persons who are affiliated with such affiliated persons are prohibited from dealing with the Fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. Since transactions in the OTC market usually involve transactions with dealers acting as principal for their own accounts, a Fund will not deal with affiliated persons, including Merrill Lynch and its affiliates, in connection with such transactions. However, an affiliated person of a Fund may serve as its broker in OTC transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, a Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which Merrill Lynch is a member or in a private placement in which Merrill Lynch serves as placement agent except pursuant to procedures adopted by the Board of Directors of the Corporation that either comply with rules adopted by the Commission or with interpretations of the Commission staff. See “Investment Objectives and Policies—Investment Restrictions.”

        Section 11(a) of the Exchange Act generally prohibits members of the United States national securities exchanges from executing exchange transactions for their affiliates and institutional accounts that they manage unless the member (i) has obtained prior express authorization from the account to effect such transactions, (ii) at least annually furnishes the account with the aggregate compensation received by the member in effecting such transactions, and (iii) complies with any rules the Commission has prescribed with respect to the requirements of clauses (i) and (ii). To the extent Section 11(a) would apply to Merrill Lynch acting as a broker for a Fund in any of its portfolio transactions executed on any such securities exchange of which it is a member, appropriate consents have been obtained from the Funds and annual statements as to aggregate compensation will be provided to the Funds.

        The Board of Directors has considered the possibility of seeking to recapture for the benefit of the Funds’ brokerage commissions and other expenses of possible portfolio transactions by conducting portfolio transactions through affiliated entities. For example, brokerage commissions received by affiliated brokers could be offset against the advisory fee paid by the Funds to the Investment Adviser. After considering all factors deemed relevant, the Board of Directors of the Corporation made a determination not to seek such recapture. The Board of Directors of the Corporation will consider this matter from time to time.

        Because of different objectives or other factors, a particular security may be bought for one or more clients of the Investment Adviser or an affiliate when one or more clients of the Investment Adviser or an affiliate are selling the same security. If purchases or sales of securities arise for consideration at or about the same time that would involve the Funds, or other clients or funds for which the Investment Adviser or an affiliate acts as manager, transactions in such securities will be made, insofar as feasible, for the respective funds and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of the Investment Adviser or an affiliate during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

PRICING OF SHARES

Determination of Net Asset Value

        Reference is made to “Account Choices—How Shares are Priced” in the Prospectus.

        The net asset value of the shares of all classes of the Funds is determined once daily Monday through Friday as of the close of business on the NYSE on each day the NYSE is open for trading based on prices at the time of closing. The NYSE generally closes at 4:00 p.m., Eastern time. Any assets or liabilities initially expressed in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the day of valuation. The NYSE is not open for trading on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

        Net asset value is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares outstanding at such time. Expenses, including the fees payable to the Investment Adviser and the Distributor, are accrued daily.

        The value of each investor’s interest in a Fund will be determined as of the close of business on the NYSE by multiplying the net asset value of the Fund by the percentage, effective for that day, that represents that investor’s share of the aggregate interests in such Fund. Any additions or withdrawals to be effected on that day will then be effected. The investor’s percentage of the aggregate beneficial interests in a Fund will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor’s investment in the Fund as of the time of determination on such day plus or minus, as the case may be, the amount of any additions to or withdrawals from the investor’s investment in the Fund effected on such day, and (ii) the denominator of which is the aggregate net asset value of the Fund as of such time on such day plus or minus, as the case may be, the amount of the net additions to or withdrawals from the aggregate investments in the Fund by all investors in the Fund. The percentage so determined will then be applied to determine the value of the investor’s interest in such Fund after the close of business of the NYSE, based on prices at the time of closing.

        The per share net asset value of Class A, Class B and Class C shares generally will be lower than the per share net asset value of Class I shares, reflecting the daily expense accruals of the account maintenance, distribution and higher transfer agency fees applicable with respect to Class B and Class C shares, and the daily expense accruals of the account maintenance fees applicable with respect to Class A shares. Moreover, the per share net asset value of Class B and Class C shares generally will be lower than the per share net asset value of Class A shares reflecting the distribution and higher transfer agency fees applicable with respect to Class B and Class C shares. It is expected, however, that the per share net asset value of the four classes will tend to converge (although not necessarily meet) immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differentials between the classes.

        Portfolio securities (including ADRs, EDRs and GDRs in the case of the Mercury QA International Fund) that are traded on stock exchanges are valued at the last sale price (regular way) on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Directors as the primary market. Long positions in securities traded on the OTC market are valued at the last available bid price in the OTC market prior to the time of valuation. Short positions in securities traded in the OTC market are valued at the last available ask price in the OTC market prior to the time of valuation. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market. When the Fund writes an option, the amount of the premium received is recorded on the books of the Fund as an asset and an equivalent liability. The amount of the liability is subsequently valued to reflect the current market value of the option written, based upon the last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last asked price. Options purchased by a Fund are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Other investments, including financial futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are generally valued at fair value as determined in good faith by or under the direction of the Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors.

        Generally, trading in foreign securities, as well as U.S. Government securities and money market instruments, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Funds’ shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of a Fund’s net asset value.

Computation of Offering Price Per Share

        An illustration of the computation of the offering price for Class I, Class A, Class B and Class C shares of each of the Funds based on the value of each Fund’s net assets and number of shares outstanding on December 31, 2000 is as follows:

Mercury QA Large Cap Core Fund

	Class I	Class A	Class B	Class C
Net Assets	$44,248,286	$146,725	$1,453,856	$1,038,408
Number of Shares Outstanding	5,218,579	17,331	172,458	123,155
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 8.48	$ 8.47	$ 8.43	$ 8.43
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.47	.47	**	**
Offering Price	$ 8.95	$ 8.94	$ 8.43	$ 8.43

Mercury QA Large Cap Value Fund

	Class I	Class A	Class B	Class C
Net Assets	$14,805,733	$ 35,502	$1,099,847	$ 973,779
Number of Shares Outstanding	1,505,465	3,618	112,463	99,604
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 9.83	$ 9.81	$ 9.78	$ 9.78
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.54	.54	**	**
Offering Price	$ 10.37	$ 10.35	$ 9.78	$ 9.78

Mercury QA Large Cap Growth Fund

	Class I	Class A	Class B	Class C
Net Assets	$10,290,626	$ 30,383	$ 430,536	$ 481,773
Number of Shares Outstanding	1,358,360	4,014	57,151	63,932
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 7.58	$ 7.57	$ 7.53	$ 7.54
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.42	.42	**	**
Offering Price	$ 8.00	$ 7.99	$ 7.53	$ 7.54

Mercury QA Mid Cap Fund

	Class I	Class A	Class B	Class C
Net Assets	$10,415,334	$186,925	$1,077,732	$1,173,581
Number of Shares Outstanding	1,020,060	18,314	105,737	115,045
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 10.21	$ 10.21	$ 10.19	$ 10.20
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.57	.57	**	**
Offering Price	$ 10.78	$ 10.78	$ 10.19	$ 10.20

Mercury QA Small Cap Fund

	Class I	Class A	Class B	Class C
Net Assets	$ 8,743,323	$ 98,126	$ 694,230	$ 613,219
Number of Shares Outstanding	861,936	9,687	68,826	60,798
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 10.14	$ 10.13	$ 10.09	$ 10.09
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.56	.56	**	**
Offering Price	$ 10.70	$ 10.69	$ 10.09	$ 10.09

Mercury QA International Fund

	Class I	Class A	Class B	Class C
Net Assets	$11,498,164	$276,211	$ 608,227	$ 357,864
Number of Shares Outstanding	1,288,565	31,023	68,606	40,368
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$ 8.92	$ 8.90	$ 8.87	$ 8.87
Sales Charge (for Class I and Class A Shares: 5.25% of Offering Price (5.54% of net amount invested))*	.49	.49	**	**
Offering Price	$ 9.41	$ 9.39	$ 8.87	$ 8.87

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption. See “Account Choices—Pricing of Shares—Class B and Class C Shares—Deferred Sales Charge Options” in the Prospectus and “Purchase of Shares—Deferred Sales Charge Alternatives—Class B and Class C Shares” herein.

SHAREHOLDER SERVICES

        The Funds offer a number of shareholder services described below that are designed to facilitate investment in their shares. Full details as to each such service and copies of the various plans and instructions as to how to participate in the various services or plans, or how to change options with respect thereto can be obtained from the Funds by calling the telephone number on the cover page hereof, or from the Distributor or your selected securities dealer or other financial intermediary. Certain of these services are available only to U.S. investors.

Investment Account

        Each shareholder whose account is maintained at the Transfer Agent has an Investment Account and will receive statements, at least quarterly, from the Transfer Agent. These statements will serve as transaction confirmations for automatic investment purchases and the reinvestment of dividends. The statements will also show any other activity in the account since the preceding statement. Shareholders will receive separate transaction confirmations for each purchase or sale transaction other than automatic investment purchases and the reinvestment of dividends. A shareholder with an account held at the Transfer Agent may make additions to his or her Investment Account at any time by mailing a check directly to the Transfer Agent. A shareholder may also maintain an account through a selected securities dealer or other financial intermediary. Upon the transfer of shares out of a brokerage account or an account maintained with a selected securities dealer or other financial intermediary, an Investment Account in the transferring shareholder’s name may be opened automatically at the Transfer Agent.

        The Funds do not issue share certificates. Shareholders may transfer their Fund shares to another selected securities dealer or other financial intermediary that has entered into a selected dealer agreement with the Distributor. Certain shareholder services may not be available for the transferred shares. After the transfer, the shareholder may purchase additional shares of funds owned before the transfer and all future trading of these assets must be coordinated by the new firm. If a shareholder wishes to transfer his or her shares to a securities dealer or other financial intermediary that has not entered into a selected dealer agreement with the Distributor, the shareholder must either (i) redeem his or her shares, paying any applicable CDSC or (ii) continue to maintain an Investment Account at the Transfer Agent for those shares. The shareholder may also request the new securities dealer or other financial intermediary to maintain the shares in an account at the Transfer Agent registered in the name of the securities dealer or other financial intermediary for the benefit of the shareholder whether the securities dealer or other financial intermediary has entered into a selected dealer agreement or not.

        Shareholders considering transferring a tax-deferred retirement account such as an individual retirement account from a selected dealer to another securities dealer or other financial intermediary should be aware that, if the firm to which the retirement account is to be transferred will not take delivery of shares of a Fund, a shareholder must either redeem the shares, paying any applicable CDSC, so that the cash proceeds can be transferred to the account at the new firm, or such shareholder must continue to maintain a retirement account at a selected dealer for those shares.

Automatic Investment Plan

        A shareholder may make additions to an Investment Account at any time by purchasing Class I shares (if he or she is an eligible Class I investor) or Class A, Class B or Class C shares at the applicable public offering price. These purchases may be made either through the shareholder’s securities dealer or by mail directly to the Transfer Agent, acting as agent for such securities dealer. You may also add to your account by automatically investing a specific amount in a Fund on a periodic basis through your selected dealer. The current minimum for such automatic additional investments is $100. This minimum may be waived or revised under certain circumstances.

Automatic Dividend Reinvestment Plan

        Unless specific instructions are given as to the method of payment, dividends will be automatically reinvested, without sales charge, in additional full and fractional shares of a Fund. Such reinvestment will be at the net asset value of shares of a Fund determined as of the close of business on the NYSE on the payment date for such dividends. No CDSC will be imposed upon redemption of shares issued as a result of the automatic reinvestment of dividends.

        Shareholders may, at any time, elect to have subsequent dividends, paid in cash, rather than reinvested in shares of a Fund or vice versa (provided that, in the event that a payment on a account maintained at the Transfer Agent would amount to $10.00 or less, a shareholder will not receive such payment in cash and such payment will automatically be reinvested in additional shares). If the shareholder’s account is maintained with the Transfer Agent, he or she may contact the Transfer Agent in writing or by telephone (1-888-763-2260). For other accounts the shareholder should contact his or her financial adviser, selected securities dealer or other financial intermediary. Commencing ten days after the receipt by the Transfer Agent of such notice, those instructions will be effected. A Fund is not responsible for any failure of delivery to the shareholder’s address of record and no interest will accrue on amounts represented by uncashed dividend checks. Cash payments can also be directly deposited to the shareholder’s bank account.

Systematic Withdrawal Plan

        A shareholder may elect to receive systematic withdrawals from his or her Investment Account by check or through automatic payment by direct deposit in his or her bank account on either a monthly or quarterly basis as provided below. Quarterly withdrawals are available for shareholders who have acquired shares of a Fund having a value, based on cost or the current offering price, of $5,000 or more, and monthly withdrawals are available for shareholders with shares having a value of $10,000 or more.

        At the time of each withdrawal payment, sufficient shares are redeemed from those on deposit in the shareholder’s account to provide the withdrawal payment specified by the shareholder. The shareholder may specify the dollar amount and class of shares to be redeemed. Redemptions will be made at net asset value as determined as of the close of business on the NYSE (generally, the NYSE closes at 4:00 p.m., Eastern time) on the 24th day of each month or the 24th day of the last month of each quarter, whichever is applicable. With respect to shareholders who hold accounts with their broker-dealer, redemptions will be made at net asset value determined as described herein on the first, second, third or fourth Monday of each month, or the first, second, third or fourth Monday of the last month of each quarter, whichever is applicable. If the NYSE is not open for business on such date, the shares will be redeemed as of the close of business on the NYSE on the following business day. The check for the withdrawal payment will be mailed, or the direct deposit will be made on the next business day following redemption. When a shareholder is making systematic withdrawals, dividends on all shares in the Investment Account are reinvested automatically in shares of the Funds. A shareholder’s systematic withdrawal plan may be terminated at any time, without a charge or penalty, by the shareholder, a Fund, the Transfer Agent or the Distributor.

        With respect to redemptions of Class B and Class C shares pursuant to a systematic withdrawal plan, the maximum number of Class B or Class C shares that can be redeemed from an account annually shall not exceed 10% of the value of shares of such class in that account at the time the election to join the systematic withdrawal plan was made. Any CDSC that otherwise might be due on such redemption of Class B or Class C shares will be waived. Shares redeemed pursuant to a systematic withdrawal plan will be redeemed in the same order as Class B or Class C shares are otherwise redeemed. See “Account Choices—Pricing of Shares—Class B and Class C Shares—Deferred Sales Charge Options” in the Prospectus. Where the systematic withdrawal plan is applied to Class B shares, upon conversion of the last Class B shares in an account to Class A shares, the systematic withdrawal plan will be applied thereafter to the Class A shares if the shareholder so elects. If an investor wishes to change the amount being withdrawn in a systematic withdrawal plan the investor should contact his or her financial intermediary.

        Withdrawal payments should not be considered as dividends. Each withdrawal is a taxable event. If periodic withdrawals continuously exceed reinvested dividends, the shareholder’s original investment may be reduced correspondingly. Purchases of additional shares concurrent with withdrawals are ordinarily disadvantageous to the shareholder because of sales charges and tax liabilities. A Fund will not knowingly accept purchase orders for shares of the Fund from investors who maintain a Systematic Withdrawal Plan unless such purchase is equal to at least one year’s scheduled withdrawals or $1,200, whichever is greater. Automatic investments may not be made into an Investment Account in which the shareholder has elected to make systematic withdrawals.

Retirement and Education Savings Plans

        The minimum initial purchase to establish a retirement or an education savings plan is $100. Capital gains and ordinary income received in each of the plans are exempt from Federal taxation until distributed from the plans. Different tax rules apply to Roth IRA plans and education savings plans. Investors considering participation in any such retirement or education savings plan should review specific tax laws relating thereto and should consult their attorneys or tax advisors with respect to the establishment and maintenance of any such plan.

Exchange Privilege

        U.S. shareholders of each class of shares of a Fund have an exchange privilege with other Mercury mutual funds and Summit. Shares with a net asset value of at least $100 are required to qualify for the exchange privilege and any shares utilized in an exchange must have been held by the shareholder for at least 15 days. Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. Exercise of the exchange privilege is treated as a sale of the exchanged shares and a purchase of the acquired shares for Federal income tax purposes.

        Exchanges of Class I and Class A Shares.    Class I shareholders may exchange Class I shares of a Fund for Class I shares of a second Mercury mutual fund if the shareholder holds any Class I shares of the second fund in the account in which the exchange is made at the time of the exchange or is otherwise eligible to purchase Class I shares of the second fund. If the Class I shareholder wants to exchange Class I shares for shares of a second fund, but does not hold Class I shares of the second fund in his or her account at the time of the exchange and is not otherwise eligible to acquire Class I shares of the second fund, the shareholder will receive Class A shares of the second fund as a result of the exchange. Class A shares also may be exchanged for Class I shares of a second Mercury mutual fund at any time as long as, at the time of the exchange, the shareholder is eligible to acquire Class I shares of the second Mercury mutual fund. Class A, Class B and Class C shares are exchangeable with shares of the same class of other Mercury mutual funds. For purposes of computing the CDSC that may be payable upon a disposition of the shares acquired in the exchange, the holding period for the previously owned shares of the Fund is “tacked” to the holding period of the newly acquired shares of the other fund as more fully described below. Class I, Class A, Class B and Class C shares also are exchangeable for shares of Summit, a money market fund specifically designated for exchange by holders of Class I, Class A, Class B or Class C shares. Class I and Class A shares will be exchanged for Class A shares of Summit, and Class B and Class C shares will be exchanged for Class B shares of Summit. Summit Class A and Class B shares do not include any front-end sales charge or CDSC; however, Summit Class B shares pay a 12b-1 distribution fee of 0.75% and are subject to a CDSC payable as if the shareholder still held shares of the Mercury fund used to acquire the Summit Class B shares.

        Exchanges of Class I or Class A shares outstanding (“outstanding Class I or Class A shares”) for Class I or Class A shares of another Mercury mutual fund, or for Class A shares of Summit (“new Class I or Class A shares”) are transacted on the basis of relative net asset value per Class I or Class A share, respectively, plus an amount equal to the difference, if any, between the sales charge previously paid on the outstanding Class I or Class A shares and the sales charge payable at the time of the exchange on the new Class I or Class A shares. With respect to outstanding Class I or Class A shares as to which previous exchanges have taken place, the “sales charge previously paid ” shall include the aggregate of the sales charges paid with respect to such Class I or Class A shares in the initial purchase and any subsequent exchange. Class I or Class A shares issued pursuant to dividend reinvestment are sold on a no-load basis in each of the funds offering Class I or Class A shares. For purposes of the exchange privilege, Class I and Class A shares acquired through dividend reinvestment shall be deemed to have been sold with a sales charge equal to the sales charge previously paid on the Class I or Class A shares on which the dividend was paid. Based on this formula, Class I and Class A shares of a Fund generally may be exchanged into the Class I and Class A shares, respectively, of the other funds with a reduced or without a sales charge.

        Exchanges of Class B and Class C Shares.    Certain Mercury Funds with Class B and Class C shares outstanding (“outstanding Class B or Class C shares”) offer to exchange their respective Class B or Class C shares for Class B or Class C shares, respectively (or, in the case of Summit, Class B shares) (“new Class B or Class C shares”), of another Mercury mutual fund or of Summit on the basis of relative net asset value per Class B or Class C share, without the payment of any CDSC that might otherwise be due on redemption of the outstanding shares. Class B shareholders of a Fund exercising the exchange privilege will continue to be subject to a Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the new Class B shares acquired through use of the exchange privilege. In addition, Class B shares of a Fund acquired through use of the exchange privilege will be subject to such Fund’s CDSC schedule if such schedule is higher than the CDSC schedule relating to the Class B shares of the fund from which the exchange has been made. For purposes of computing the CDSC that may be payable on a disposition of the new Class B or Class C shares, the holding period for the outstanding Class B or Class C shares is “tacked ” to the holding period of the new Class B or Class C shares. For example, an investor may exchange Class B shares of a Fund for those of another Mercury fund (“new Mercury Fund”) after having held such Fund’s Class B shares for two-and-a-half years. The 3% CDSC that generally would apply to a redemption would not apply to the exchange. Four years later the investor may decide to redeem the Class B shares of new Mercury Fund and receive cash. There will be no CDSC due on this redemption since by “tacking” the two-and-a-half year holding period of the Fund’s Class B shares to the four year holding period for the new Mercury Fund Class B shares, the investor will be deemed to have held the new Mercury Fund Class B shares for more than six years.

        Exercise of the Exchange Privilege.    Before effecting an exchange, shareholders should obtain a currently effective prospectus of the fund into which the exchange is to be made. To exercise the exchange privilege, shareholders should contact their financial adviser, who will advise the Fund of the exchange. Shareholders of a Fund and shareholders of the other funds described above with shares for which certificates have not been issued may exercise the exchange privilege by wire through their securities dealers or other financial intermediaries.

        Telephone exchange requests are also available in accounts held with the Transfer Agent for amounts up to $50,000. To request an exchange from your account, call the Transfer Agent at 1-888-763-2260. The request must be from the shareholder of record. Before telephone requests will be honored, signature approval from all shareholders of record must be obtained. The shares being exchanged must have been held for at least 15 days. Telephone requests for an exchange will not be honored in the following situations: the account holder is deceased, the request is by an individual other than the account holder of record, the account is held by joint tenants who are divorced or the address on the account has changed within the last 30 days. Telephone exchanges may be refused if the caller is unable to provide: the account number, the name and address registered on the account and the social security number registered on the account. The Fund or the Transfer Agent may temporarily suspend telephone transactions at any time.

        This exchange privilege may be modified or terminated in accordance with the rules of the Commission. The Funds reserve the right to limit the number of times an investor may exercise the exchange privilege. Certain funds may suspend the continuous offering of their shares to the general public at any time and may thereafter resume such offering from time to time. The exchange privilege is available only to U.S. shareholders in states where the exchange legally may be made. It is contemplated that the exchange privilege may be applicable to other new mutual funds whose shares may be distributed by the Distributor.

Fee-Based Programs

        Certain fee-based programs, including pricing alternatives for securities transactions (each referred to in this paragraph as a “Program”), may permit the purchase of Class I shares of a Fund at net asset value. Under specified circumstances, participants in certain Programs may deposit other classes of shares, which will be exchanged for Class I shares. Initial or deferred sales charges otherwise due in connection with such exchanges may be waived or modified, as may the Conversion Period applicable to the deposited shares. Termination of participation in certain Programs may result in the redemption of shares held therein or the automatic exchange thereof to another class at net asset value. In addition, upon termination of participation in certain Programs, shares that have been held for less than specified periods within such Program may be subject to a fee based upon the current value of such shares. These Programs also generally prohibit such shares from being transferred to another account, to another financial intermediary, to another broker-dealer or to the Transfer Agent. Except in limited circumstances (which may also involve an exchange as described above), such shares must be redeemed and another class of shares purchased (which may involve the imposition of initial or deferred sales charges and distribution and account maintenance fees) in order for the investment not to be subject to Program fees. Additional information regarding certain specific Programs offered through particular selected dealers (including charges and limitations on transferability applicable to shares that may be held in such Program) is available in such Program’s client agreement and from the shareholder’s selected dealer.

DIVIDENDS AND TAXES

Dividends

        The Corporation intends to distribute substantially all its net investment income, if any. Dividends from such net investment income will be paid at least annually. All net realized capital gains, if any, will be distributed to Fund shareholders annually. From time to time, a Fund may declare a special dividend at or about the end of the calendar year in order to comply with a Federal income tax requirement that certain percentages of its ordinary income and capital gains be distributed during the year. If in any fiscal year, a Fund has net income from certain foreign currency transactions, such income will be distributed at least annually.

        See “Shareholder Services Automatic Dividend Reinvestment Plan” above for information concerning the manner in which dividends may be reinvested automatically in shares of the Funds. A shareholder may also receive any such dividends in cash. Dividends are taxable to shareholders, as discussed below, whether they are reinvested in shares of the Fund or received in cash. The per share dividends on Class B and Class C shares will be lower than the per share dividends on Class I and Class A shares as a result of the account maintenance, distribution and higher transfer agency fees applicable with respect to the Class B and Class C shares; similarly, the per share dividends on Class A shares will be lower than the per share dividends on Class I shares as a result of the account maintenance fees applicable with respect to the Class A shares. See “Pricing of Shares—Determination of Net Asset Value” above.

Taxes

        The Funds intend to continue to qualify for the special tax treatment afforded regulated investment companies (“RICs”) under the Code. As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to Class I, Class A, Class B and Class C shareholders (together, the “Shareholders”). The Funds intend to distribute substantially all of such income. To qualify for this treatment, a Fund must, among other things, (a) derive at least 90% of its gross income (without offset for losses from the sale or other disposition of securities or foreign currencies) from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies and certain financial futures, options and forward contracts; and (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of its assets is represented by cash, U.S. Government Securities and other securities limited in respect of any one issuer to an amount no greater than 5% of its assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government Securities).

        Dividends paid by a Fund from its ordinary income or from an excess of net realized short term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) are taxable to shareholders as ordinary income, whether or not reinvested. Distributions made from an excess of net long term capital gains over net short term capital losses (including gains or losses from certain transactions in warrants, futures and options) are taxable to shareholders as long-term capital gains, regardless of the length of time the shareholder has owned Fund shares. The maximum long-term capital gains rate for individuals is 20%. The maximum capital gains rate for corporate shareholders is currently the same as the maximum corporate rate for ordinary income.

        Not later than 60 days after the close of its taxable year, the Funds will provide its shareholders with a written notice designating the amounts of any capital gain or ordinary income dividends. A portion of the dividends paid by a Fund out of dividends paid by certain corporations located in the U.S. may be eligible for the dividends received deduction allowed to corporations under the Code. Because the Mercury QA International Fund invests a large portion of its assets in securities of foreign issuers, it is not anticipated that a significant portion, if any, of the dividends paid by the Mercury QA International Fund will be eligible for the dividends received deduction. If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

        Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of a Fund’s assets at the close of a taxable year consists of stock or securities in foreign corporations, shareholders of the Fund may be able to claim U.S. foreign tax credits with respect to foreign taxes paid by the Fund, subject to certain provisions and limitations contained in the Code. For example, certain retirement accounts cannot claim foreign tax credits on investments in foreign securities held by a Fund. During each taxable year that the Fund is eligible the Fund intends to file an election with the IRS pursuant to which shareholders of the Fund will include their proportionate share of such withholding taxes as gross income for U.S. income tax purposes, treat such proportionate share as taxes paid by them, and deduct such proportionate share in computing their taxable incomes or, alternatively, subject to certain limitations, restrictions, and holding period requirements, use them as foreign tax credits against their U.S. income taxes. No deductions for foreign taxes, however, may be claimed by noncorporate shareholders who do not itemize deductions. A shareholder that is a nonresident alien individual or a foreign corporation may be subject to U.S. withholding tax on the income resulting from the Fund’s election described in this paragraph but may not be able to claim a credit or deduction against such U.S. tax for the foreign taxes treated as having been paid by such shareholder. The Fund will report annually to its shareholders the amount per share of such withholding taxes. For this purpose, the Fund will allocate foreign taxes and foreign source income among the Class I, Class A, Class B and Class C shareholders.

        Under certain provisions of the Code, some shareholders may be subject to a 31% withholding tax on ordinary income dividends, capital gains dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Corporation or who, to the Corporation’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such shareholder is not otherwise subject to backup withholding.

        Ordinary income dividends paid by the Funds to shareholders who are non-resident aliens or foreign entities generally will be subject to a 30% U.S. withholding tax under existing provisions of the Code applicable to foreign individuals and entities unless a reduced rate of withholding or a withholding exemption is provided under applicable treaty law. Non-resident shareholders are urged to consult their own tax advisors concerning the applicability of the U.S. withholding tax.

        No gain or loss will be recognized by Class B shareholders on the conversion of their Class B shares for Class A shares. A shareholder’s basis in the Class A shares acquired will be the same as such shareholder’s basis in the Class B shares converted, and the holding period of the acquired Class A shares will include the holding period of the converted Class B shares.

        Upon a sale or exchange of its shares, a shareholder will realize a taxable gain or loss depending on its basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands. In the case of an individual, any such capital gain will be treated as short-term capital gain, taxable at the same rates as ordinary income if the shares were held for not more than 12 months and capital gain taxable at the maximum rate of 20% if such shares were held for more than 12 months. In the case of a corporation, any such capital gain will be treated as long term capital gain, taxable at the same rates as ordinary income, if such shares were held for more than 12 months. Any such loss will be treated as long term capital loss if such shares were held for more than 12 months. A loss recognized on the sale or exchange of shares held for six months or less, however, will be treated as long term capital loss to the extent of any long term capital gains distribution with respect to such shares.

        If a shareholder exercises an exchange privilege within 90 days of acquiring shares of a Fund, then any loss recognized on the exchange will be reduced (or any gain increased) to the extent the sales charge paid to the Fund reduces any sales charge that would have been owed upon the purchase of the new shares in the absence of the exchange privilege. Instead, such sales charge will be treated as an amount paid for the new shares.

        Generally, any loss realized on a sale or exchange of shares of a Fund will be disallowed if other shares of the Fund are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

        The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year end, plus certain undistributed amounts from previous years. Each Fund anticipates that it will make sufficient timely distributions to avoid imposition of the excise tax.

Tax Treatment of Options and Futures Transactions

        Each Fund may purchase or sell options and futures and foreign currency options and futures, and related options on such futures. Options and futures contracts that are “Section 1256 contracts” will be “marked to market ” for Federal income tax purposes at the end of each taxable year, i.e., each option or futures contract will be treated as sold for its fair market value on the last day of the taxable year. In general, unless a special election is made, gain or loss from transactions in Section 1256 contracts will be 60% long-term and 40% short-term capital gain or loss.

        A Fund may recognize taxable income or gain prior to the receipt of cash payments under various provisions of the Code, including those dealing with zero coupon securities, deferred interest securities, market discount securities and certain options, futures and forward contracts that are required to be marked to market. In any such case, the Fund may be required to liquidate portfolio securities that it might otherwise have elected to hold in order to enable it to have sufficient cash to meet the distribution requirements, the satisfaction of which are a condition of continuing qualification of the Fund as a regulated investment company.

        Code Section 1092, which applies to certain “straddles,” may affect the taxation of each Fund ’s transactions in options, futures and forward foreign exchange contracts. Under Section 1092, a Fund may be required to postpone recognition for tax purposes of losses incurred in certain closing transactions in options, futures and forward foreign exchange contracts. Similarly, Code Section 1091, which deals with “wash sales,” may cause a Fund to postpone recognition of certain losses for tax purposes; and Code Section 1258, which deals with “conversion transactions,” may apply to recharacterize certain capital gains as ordinary income for tax purposes. Code Section 1259, which deals with “constructive sales” of appreciated financial positions (e.g., stock), may treat a Fund as having recognized income before the time that such income is economically recognized by the Fund.

Special Rules for Certain Foreign Currency Transactions

        Under Code Section 988, special rules are provided for certain transactions in a foreign currency other than the taxpayer’s functional currency (i.e., unless certain special rules apply, currencies other than the United States dollar). In general, foreign currency gains or losses from certain forward contracts, from futures contracts that are not “regulated futures contracts” and from unlisted options will be treated as ordinary income or loss under Code Section 988. In certain circumstances, a Fund may elect capital gain or loss treatment for such transactions. In general, however, Code Section 988 gains or losses will increase or decrease the amount of a Fund’s investment company taxable income available to be distributed to shareholders as ordinary income. Additionally, if Code Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, and any distributions made before the losses were realized but in the same taxable year would be recharacterized as a return of capital to shareholders, thereby reducing the basis of each shareholder’s Fund shares.

        The Treasury Department has authority to issue regulations concerning the recharacterization of principal and interest payments with respect to debt obligations issued in hyperinflationary currencies, which may include the currencies of certain countries in which the Fund intends to invest. No such regulations have been issued.

Other Tax Matters

        The foregoing is a general and abbreviated summary of the applicable provisions of the Code and the Treasury regulations presently in effect. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

        Ordinary income and capital gain dividends may also be subject to state and local taxes.

        Shareholders are urged to consult their own tax advisors regarding specific questions as to Federal, state, local or foreign taxes. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

PERFORMANCE DATA

        From time to time a Fund may include its average annual total return and other total return data in advertisements or information furnished to present or prospective shareholders. Total return is based on a Fund’s historical performance and is not intended to indicate future performance. Average annual total return is determined separately for Class I, Class A, Class B and Class C shares of each Fund in accordance with a formula specified by the Commission.

        Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on portfolio investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. Average annual total return is computed assuming all dividends and distributions are reinvested and taking into account all applicable recurring and nonrecurring expenses, including the maximum sales charge in the case of Class I and Class A shares and the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period in the case of Class B and Class C shares. Each Fund will include performance data for all classes of shares of each Fund in any advertisement or information including performance data of each Fund.

        Each Fund also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment of $1,000, or some other amount for various periods other than those noted below. Such data will be computed as described above, except that (1) as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted and (2) the maximum applicable sales charges will not be included with respect to annual or annualized rate of return calculations. Aside from the impact on the performance data calculations of including or excluding the maximum applicable sales charges, actual annual or annualized total return data generally will be lower than average annual total return data since the average rates of return reflect compounding of return; aggregate total return data generally will be higher than average annual total return data since the aggregate rates of return reflect compounding over a longer period of time.

        Set forth below is total return information for the Class I, Class A, Class B, and Class C shares of each Fund for the periods indicated.

Mercury QA Large Cap Core Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(19.65)%	(19.75)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(19.07)%	(16.54)%

Mercury QA Large Cap Value Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(6.86)%	(7.05)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(6.11)%	(3.17)%

Mercury QA Large Cap Growth Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(28.18)%	(28.27)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(27.71)%	(25.35)%

Mercury QA Mid Cap Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(2.80)%	(2.89)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(2.00)%	1.03%

Mercury QA Small Cap Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(3.92)%	(4.02)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(3.10)%	(0.10)%

Mercury QA International Fund

	Class I Shares	Class A Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(15.48)%	(15.67)%

	Class B Shares	Class C Shares
Period	Expressed as a percentage based on a hypothetical $1,000 investment	Expressed as a percentage based on a hypothetical $1,000 investment

	Average Annual Total Return (including maximum applicable sales charges)

June 2, 2000 (commencement of operations) to December 31, 2000	(14.84)%	(12.18)%

        Total return figures are based on each Fund’s historical performance and are not intended to indicate future performance. A Fund’s total return will vary depending on market conditions, the securities comprising the Fund’s portfolio, the Fund’s operating expenses and the amount of realized and unrealized net capital gains or losses during the period. The value of an investment in a Fund will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost.

        In order to reflect the reduced sales charges in the case of Class I or Class A shares or the waiver of the CDSC in the case of Class B or Class C shares applicable to certain investors, as described under “Purchase of Shares” and “Redemption of Shares,” respectively, the total return data quoted by a Fund in advertisements directed to such investors may take into account the reduced, and not the maximum, sales charge or may take into account the CDSC and therefore may reflect greater total return since, due to the reduced sales charges or the waiver of sales charges, a lower amount of expenses may be deducted.

        On occasion, a Fund may compare its performance to various indices, including the S&P 500, the S&P 500/Barra Value Index, the S&P 500/Barra Growth Index, the S&P 400, the S&P 600, the Standard & Poor’s 1500 Composite Stock Price Index, the Russell 2000, the EAFE Index, the Value Line Composite Index, the Dow Jones Industrial Average, the MSCI Europe, the MSCI World Index, Salomon Smith Barney World Government Bond Index, TSE 1st Section (TOPIX) or other published indices, or to data contained in publications such as Lipper Analytical Services, Inc., Morningstar Publications, Inc. (“Morningstar”), other competing universes, Money Magazine, U.S. News & World Report, Business Week, Forbes Magazine, Fortune Magazine and CDA Investment Technology, Inc. When comparing its performance to a market index, a Fund may refer to various statistical measures derived from the historical performance of the Fund and the index, such as standard deviation and beta. In addition, from time to time, a Fund may include its Morningstar risk-adjusted performance ratings in advertisements or supplemental sales literature.

        A Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of a Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made, or to a hypothetical or model portfolio. A Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments. As with other performance data, performance comparisons should not be considered indicative of the Fund’s relative performance for any future period.

GENERAL INFORMATION

Description of Shares

        The Corporation is a Maryland corporation incorporated on August 13, 1999. It has an authorized capital of 3,000,000,000 shares of Common Stock, par value $.0001 per share, of which the Corporation is authorized to issue 125,000,000 shares each of Class I, Class A, Class B and Class C for each of the six Funds: Mercury QA Large Cap Core Fund, Mercury QA Large Cap Value Fund, Mercury QA Large Cap Growth Fund, Mercury QA Mid Cap Fund, Mercury QA Small Cap Fund and Mercury QA International Fund.

        Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held in the election of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders, except that shareholders of the class bearing distribution expenses as provided above shall have exclusive voting rights with respect to matters relating to such distribution expenditures (except that Class B shareholders may vote on any material changes to expenses charged under the Class A Distribution Plan). Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the Corporation, in which event the holders of the remaining shares would be unable to elect any person as a director.

        There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by the shareholders, at which time the directors then in office will call a shareholders’ meeting for the election of directors. Shareholders may, in accordance with the terms of the By-Laws of the Corporation, cause a meeting of shareholders to be held for the purpose of voting on the removal of directors. Also, the Corporation will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in account maintenance fees or of a change in fundamental policies, objectives or restrictions. Except as set forth above, the directors shall continue to hold office and appoint successor directors. Each share of Class I, Class A, Class B and Class C Common Stock is entitled to participate equally in dividends and distributions declared and in net assets upon liquidation or dissolution remaining after satisfaction of outstanding liabilities, except for any expenses which may be attributable to only one class. Shares issued are fully-paid and non-assessable by the Fund.

Independent Auditors

        Deloitte & Touche LLP , Princeton Forrestal Village, 116-300 Village Boulevard, Princeton, New Jersey 08540-6400, has been selected as the independent auditors of the Corporation. The independent auditors are responsible for auditing the annual financial statements of the Funds.

Accounting Services Provider

        State Street Bank and Trust Company, 500 College Road East, Princeton, New Jersey 08540, provides certain accounting services for the Funds.

Custodian

        The Chase Manhattan Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York 11245, acts as the custodian of the assets of each Fund. Under its contract with the Corporation, The Chase Manhattan Bank is authorized to establish separate accounts in foreign currencies and to cause foreign securities owned by the Mercury QA International Fund to be held in its offices outside the United States and with certain foreign banks and securities depositories. The custodian is responsible for safeguarding and controlling cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on investments.

Transfer Agent

        Financial Data Services, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484, which is a wholly owned subsidiary of ML & Co., acts as each Fund’s Transfer Agent pursuant to the Transfer Agency Agreement. The Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts.

Legal Counsel

        Swidler Berlin Shereff Friedman, LLP, The Chrysler Building, 405 Lexington Avenue, New York, New York 10174, is counsel for the Corporation.

Reports to Shareholders

        The Corporation sends to its shareholders at least semi-annually reports showing the Funds’ portfolio and other information. An Annual Report, containing financial statements audited by independent auditors, is sent to shareholders each year. After the end of each year, shareholders will receive Federal income tax information regarding dividends.

Shareholder Inquiries

        Shareholder Inquiries may be addressed to the Corporation at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

        The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Corporation has filed with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

        To the knowledge of the Corporation, the following persons or entities owned beneficially 5% or more of a class of each Fund’s shares as of April 2, 2001.

Mercury QA Large Cap Value Fund

Name	Address	Percentage and Class
MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue, 40th Floor New York, NY 10022	45.91% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01305 FC: 9998	444 Madison Avenue, 40th Floor New York, NY 10022	32.77% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01310 FC: 9998	444 Madison Avenue, 40th Floor New York, NY 10022	20.28% of Class I

MLPF&S Cust FPO Leonard R. Fowell IRRA FBO Leonard R. Fowell Acct: 29J96842 FC: 8339	2136 Via Pacheco Pls Vrds Est, CA 90274	9.21% of Class B

Charo Community Dev., Corp. Acct: 23004E76 FC: 8610	4301 East Valley Blvd. Los Angeles, CA 90032	6.83% of Class B

Mrs. Marian K. Bramlett Account: 54069F69 FC: 1251	107-C Hunters Circle Greenville, SC 29617	5.27% of Class B

Name	Address	Percentage and Class
Henry Kam and Nadine Froux JTWROS Acct: 54638569 FC: 1111	17 Hook Road Rye, NY 10580	13.43% of Class C

Tamara Watling Boehm TTEE Barrett Lee Boehm TTEE U/A DTD 10/20/1999 By Tamara Watling Boehm Acct: 623118L06 FC: 8367	1724 Warson Estates Dr. St. Louis, MO 63124	6.84% of Class C

Charo Community Dev., Corp. RSARET Fund Account Acct: 23004E83 FC: 8610	4301 East Valley Blvd. Los Angeles, CA 90032	6.27% of Class C

Richard S. Gubner Marital T/U/A DTD 06/14/78 Acct: 58732280 FC: 6384	3076 Eastland Blvd. #407 Clearwater, FL 33761	5.99% of Class C

MLPF&S Cust FPO Thomas McPartland IRA FBO Thomas McPartland Acct: 89182H44 FC: 0026	295 Hilda St. East Meadow, NY 11554	33.64% of Class A

MLPF&S Cust FPO Leroy J. Fusilier IRRA FBO Leroy J. Fusilier Acct: 51686296 FC: 3062	200 Sims St. Kaplan, LA 70548	7.23% of Class A

Mr. Michael A. Serafini Acct: 81641679 FC: 7511	114 Brookedge Rd. Depew, NY 14043	6.65% of Class A

MLPF&S Cust FPO Deborah C. Dendy IRRA FBO Deborah C. Dendy Acct: 51687978 FC: 3062	1322 Noah Lane Opelousas, LA 70570	5.31% of Class A

Esther R. Vanhurk TTEE Donna D. Leonard TTEE U/A DTD 03/31/1999 By Esther R. Vanhurk Acct: 76A16317 FC: 9924	1202 10th St. Bay City, MI 48708	5.09% of Class A

Mercury QA Large Cap Core Fund

Name	Address	Percentage and Class
MLQA Mercury QA Strategy All-Equity Acct: 51U-01305 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	43.34% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	33.96% of Class I

MLQA Mercury QA Long Term Growth Fund Acct: 51U-01310 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	21.20% of Class I

Dr. Jerry S. Rosenbaum Investment Account Acct: 216-39E32 FC: 9842	844 W. Ritner St. Philadelphia, PA 19148	7.82% of Class B

The Paul R. Duffy Family LP Acct: 2BA-07014 FC: 7305	46403 Hollowoode Ln Macomb, MI 48044	7.19% of Class B

June R. Chamberlin IRA FBO June R. Chamberlin Acct: 721-89415 FC: 1644	10 Riverview Ter. Hillsborough, NJ 08844	5.10% of Class B

Ediz Ertekin C/O Informatica Acct: 29E-33074 FC: 4194	25 Quai Gallieni 92150 Suresnes France	22.43% of Class C

Nancy Shigemi OTA IRA FBO Nancy Shigemi OTA Acct: 224-82619 FC: 6159	2128 Entrada Paraiso San Clemente, CA 92672	8.81% of Class C

Protestant Radio and Television Center, Inc. Acct: 706-07954 FC: 8922	1727 Clifton RD NE Atlanta, GA 30329	8.35% of Class C

Mr. Timothy Curci and Mrs. Jennifer Curci JTWROS Acct: 748-12U27 FC: 3471	2946 Hadleigh Ct. Clearwater, FL 33761	6.79% of Class C

Mrs. Marilyn E. McGovern Acct: 808-43902 FC: 6668	6 Sage Ct. Menands, NY 12204	5.48% of Class C

Michael H. Cook SEP FBO Michael H. Cook Acct: 509-84B99 FC: 5026	P.O. Box 671 Teague, TX 75860	11.33% of Class A

Name	Address	Percentage and Class
Moses H. Grant IRRA FBO Moses H. Grant Acct: 855-97E84 FC: 2020	25 Berrian Rd. New Rochelle, NY 10804	10.38% of Class A

Lewis Weisblatt and Mildred Weisblatt JTWROS Acct: 855-88A50 FC: 2020	83 Honeyflower Ln. West Windsor, NJ 08550	6.55% of Class A

Simme Cynkin IRA FBO Simme Cynkin Acct: 855-97D67 FC: 2020	322 W. 57th St. #30P New York, NY 10019	6.47% of Class A

Mrs. Lillian Kritchmar IRA FBO Mrs. Lillian Kritchmar Acct: 855-98U76 FC: 2020	192 Treetop Cir. Nanuet, NY 10954	6.42%of Class A

J. Scott Sommavilla and Denise M. Sommavilla JTWROS Acct: 855-31U07 FC: 2020	14 Saxon Dr. Valhalla, NY 10595	6.40% of Class A

Ida Gulino Acct: 855-47U40 FC: 2020	1 Sussex Ct. Suffern, NY 10901	6.38% of Class A

C. Jane Jenkins Acct: 616-31X67 FC: 6679	Cardinal Retirement Village 171 Graham Rd. #36 Cuyahoga Fls, OH 44223	6.09% of Class A

James J. Pettit IRA FBO James J. Pettit Acct: 855-89A69 FC: 2020	11 Hyatt Ave. Yonkers, NY 10704	5.58% of Class A

Patricia A. Peters IRRA FBO Patricia A. Peters Acct: 509-86B7 FC: 5026	3316 Spring Valley Dr. Bedford, TX 76021	5.24% of Class A

Mercury QA Large Cap Growth Fund

Name	Address	Percentage and Class
Eugene P. Ziemba and Sylvia M. Ziemba JTWROS Acct: 217-35363 FC: 6051	712 Comly Cir. North Wales, PA 19454	8.10% of Class B

Mr. Joseph E. Stroop IRA FBO Mr. Joseph E. Stroop Acct: 509-88A38 FC: 4131	840 Shady Lake Dr. Bedford, TX 76021	7.60% of Class B

Name	Address	Percentage and Class
Wilbur D. Keller IRRA FBO Wilbur D. Keller Acct: 57J-44P05 FC: 8480	435 Hyde Park Dr. Hamilton, OH 45013	7.80% of Class B

Rose Ann Scherschel TTEE U/A DTD 06/05/1997 By Rose Ann Scherschel Acct: 696-20R55 FC: 9907	1246 Hilton Head Ct. Defiance, OH 43512	7.30% of Class B

Tourist Insurance Services Inc. Profit Sharing Plan U/A 08/01/1988 Acct: 24W-05507 FC: 1006	1855 Smith Lake Rd. Kalispell, MT 59901	6.60% of Class B

Merrill Lynch Trust Company Trustee FBO AAA Central-West Jersey FAO Sylvia M. Veitia Acct: 876-95S08 FC: 6658	Attn: East Region P.O. Box 30532 New Brunswick, NJ 08989	6.50% of Class B

Charles A. Pleckaitis and Denise Pleckaitis JTWROS Acct: 217-28506 FC: 6051	4 Cliftwood Ct. Huntington, NY 11743	5.20% of Class B

Tamara Watling Boehm TTEE Barrett Lee Boehm TTEE U/A DTD 10/20/1999 By Tamara Watling Boehm Acct: 683-18L06 FC: 8367	1724 Warson Estates Dr. St. Louis, MO 63124	14.20% of Class C

Mr. Eldon Roalson and Mrs. Barbara Roalson TIC Acct: 592-26M96 FC: 5413	18911 Las Aguas San Antonio, TX 78258	13.20% of Class C

Helen C. Gross TTEE John J. Gross TTEE Joseph F. Gross, Jr. TTEE UAD 8/20/97 by Helen C. Gross Acct: 681-77559 FC: 8717	1722 S. 87th St. Omaha, NE 68124	10.80% of Class C

MLQA Mercury QA Strategy All-Equity Acct: 51U-01305 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	43.70% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	33.10% of Class I

Name	Address	Percentage and Class
MLQA Mercury QA Long Term Growth Fund Acct: 51U-01310 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	20.70% of Class I

Mercury QA Mid Cap Fund

Name	Address	Percentage and Class
MLQA Mercury QA Strategy All-Equity Acct: 51U-01305 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	40.67% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	33.59% of Class I

MLQA Mercury QA Strategy Long Term Growth Fund Acct: 51U-01310 FC: 9998	444 Madison Avenue 40th Floor New York, NY 10022	20.51% of Class I

H&L Oil Burner HTGCORP Profit Sharing Plan U/A 11/23/65 Acct: 891-05961 FC: 1439	1077 Coney Island Ave. Brooklyn, NY 11230	12.81% of Class C

Oretta Keeney IRRA FBO Rummell Dr. Acct: 668-80P36 FC: 9737	2805 Rummell Dr. Charleston, WV 25302	7.30% of Class C

Charles A. Hildebrand TTEE Carol S. Hildebrand TTEE U/A DTD 03/31/95 By Charles & Carol Hildebrand Acct: 611-29551 FC: 3006	532 Skunk Hollow Rd. Chalfont, PA 18914	5.27% of Class C

John F. Finn and Mary M. Finn JTWROS Acct: 401-20584 FC: 0495	3917 Olentangy River Rd. Columbus, OH 43214	5.08% of Class C

Sharon Schoettle, MD PMB # 364 Acct: 509-32884 FC: 5026	5644 Westheimer Rd. Houston, TX 77056	26.70% of Class A

Mr. Ruben R. Cardenas IRRA FBO Mr. Ruben R. Cardenas Acct: 509-80Y38 FC: 5026	13551 Shelbritt Rd. San Antonio, TX 78249	16.91% of Class A

Mr. William Don Adams IRRA FBO Mr. William Don Adams Acct: 509-81H81 FC: 5026	P.O. Box 1856 Ruidoso, NM 88355	7.99% of Class A

Name	Address	Percentage and Class
Victoria Dulko TTEE U/A DTD 11/07/95 by Victoria Dulko Acct: 732-28070 FC: 2733	84 E. Caribbean Port St. Lucie, FL 34952	6.86% of Class A

Ronald L. Bell, Karen S. Bell, Walter W. Bell & Gary R. Clanton Trustees, U/A 11/16/79 The Kimberly Sue Bell Living Trust Acct: 281-26122 FC: 2733	5200 111th Ave. NE Kirkland,WA 98033	5.07% of Class A

Mercury QA Small Cap Fund

Name	Address	Percentage and Class
Henry J. Budniak IRA FBO Henry J. Budniak Acct: 614-82723 FC: 6018	22 Cedar Creek Drive Laurel Springs, NJ 08021	17.40% of Class A

Michael Pleiman IRA FBO Michael Pleiman Acct: 666-27H91 FC: 8476	7548 Turtleback Dr. Dayton, OH 45414	16.43% of Class A

Donna Leonard and Esther Vanhurk JTWROS Acct: 76A-15321 FC: 8476	1202 10th St. Bay City, MI 48708	9.04% of Class A

Regina Pleiman IRA FBO Regina Pleiman Acct: 666-27H92 FC: 8476	7548 Turtleback Dr. Dayton, OH 45414	7.91% of Class A

Lori S. Looney IRA FBO Lori S. Looney Acct: 43D-80680 FC: 1014	2122 Kimberly Cir. Eugene, OR 97405	6.51% of Class A

Alison R. Devore C/F Abigail Sydney Devore UTMA/AZ until age 21 Acct: 410-24A09 FC: 6021	1340 E. Copper St. Tucson, AZ 85719	5.42% of Class A

R. Rand Ross Acct: 818-29512 FC: 9822	17 Union Park Boston, MA 02118	19.99% of Class B

Michael R. Blowers TTEE Nicole Blowers TTEE UAD 11/18/96 By Michael & Nicole Blowers B/B/O MLCC and/or Assigns Acct: 610-32R96 FC: 0623	25621 126th Ave. Graham, WA 98338	6.28% of Class B

Name	Address	Percentage and Class
John C. Groschner IRRA FBO John C. Groschner Acct: 866-87E77 FC: 1912	1908 Highgate Rd. Pittsburgh, PA 15241	9.34% of Class C

Marjorie McKenzie St Onge TTEE U/A DTD 23/10/1997 By Marjorie McKenzie St Onge Acct: 689-45F43 FC: 9405	2577 Endsleigh Dr. Bloomfield, MI 48301	8.85% of Class C

Mr. George Paziuk Special Account Acct: 20A-13030 FC: 1028	710 Sunnyvale Dr. Wilmington, NC 28412	6.59% of Class C

Curran Investments LP William Curran GP Acct: 706-07936 FC: 8799	530 Marsh Park Dr. Duluth, GA 30097	5.23% of Class C

MLQA Mercury QA Strategy All-Equity Acct: 51U-01305 FC: 9998	444 Madison Avenue New York, NY 10022	41.64% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue New York, NY 10022	33.88% of Class I

MLQA Mercury QA Strategy Long Term Growth Fund Acct: 51U-01310 FC: 9998	444 Madison Avenue New York, NY 10022	19.98% of Class I

Mercury QA International Fund

Name	Address	Percentage and Class
MLQA Mercury QA Strategy All-Equity Acct: 51U-01305 FC: 9998	444 Madison Avenue New York, NY 10022	44.55% of Class I

MLQA Mercury QA Strategy Growth and Income Acct: 51U-01300 FC: 9998	444 Madison Avenue New York, NY 10022	32.41% of Class I

MLQA Mercury QA Strategy Long Term Growth Fund Acct: 51U-01310 FC: 9998	444 Madison Avenue New York, NY 10022	20.84% of Class I

Mrs. Betty M. Nixon Acct: 706-96A91 FC: 8799	1000 Vicars Landing Way I-301 Ponte Vedra, FL 32082	22.60% of Class B

Name	Address	Percentage and Class
June B. Gay IRA FBO June B. Gay Acct: 734-87113 FC: 4975	211 N. Alba Avenue Quincy, FL 32351	9.95% of Class B

Ethel Kelli Kelman-Veit and Howard Ross Veit JTWROS Investment Account Acct: 832-35997 FC: 3662	230 Quiet Water Ln Atlanta, GA 30350	6.32% of Class B

John Michael McClure and Patricia C. McClure JTWROS Acct: 70B-15926 FC: 7289	4500 Edgemere Trce Marietta, GA 30062	5.13% of Class B

Patricia Bobwich RRA FBO Patricia Bobwich Acct: 85E-83605 FC: 1605	23 Linden Hts. Norwalk, CT 06851	13.52% of Class C

Dr. James J. Sciubba and Dolores A. Sciubba TIC Acct: 839-96307 FC: 9795	606 Lake Shore Drive Pasadena, MD 21122	9.94% of Class C

James E. Bryant and Toni F. Bryant JTWROS Acct: 81N-10294 FC: 9732	16 East TRL Darien, CT 06820	5.86% of Class C

John W. Carlson IRRA FBO John W. Carlson Acct: 692-89965 FC: 9722	N2868 Shore Dr. Marinette, WI 54143	5.50% of Class C

Ronald Aardema Trustee Aardema Children’s Irrevocable Trust DTD 6/28/96 Acct: 617-50927 FC: 1614	197 Chelmsford Dr. Aurora, OH 44202	11.54% of Class A

Wesley Hallgren and Marjorie M. Hallgren JTWROS Acct: 617-38939 FC: 1614	1626 E. 51st St. #150 Ashtabula, OH 44004	6.94% of Class A

Madge M. Macintosh IRRA FBO Madge M. Macintosh Acct: 617-87367 FC: 1614	7080 Arcadia Dr. Parma, OH 44129	6.85% of Class A

Marilyn J. Knapp IRA FBO Marilyn J. Knapp Acct: 617-85341 FC: 1614	838 Glencrest Rd. Northfield, OH 44067	6.85% of Class A

Name	Address	Percentage and Class
Timothy J. Hlousek IRA FBO Timothy J. Hlousek Acct: 617-88804 FC: 1614	8271 Stoneybrook Dr. Chagrin Falls, OH 44023	6.46% of Class A

James E. Zalewski and Lynn M. Zalewski JTWRS Acct: 617-48929 FC: 1614	7331 S. Ridge Rd. E. Geneva, OH 44041	6.43% of Class A

Charles J. Hudson IRA FBO Charles J. Hudson Acct: 617-80844 FC: 1614	13210 Shaker Sq. Cleveland, OH 44120	6.19% of Class A

Richard Cottrell IRRA FBO Richard Cottrell Acct: 617-0X89 FC: 1614	30413 Vineyard Rd. Willowick, OH 44095	5.85% of Class A

Ralph E. McClintock and Joyce L. McClintock JTWROS Acct: 617-47675 FC: 1614	8 Hickory Ct. Jefferson, OH 44047	5.29% of Class A

FINANCIAL STATEMENTS

        Each Fund’s audited financial statements are incorporated in this Statement of Additional Information by reference to its 2000 Annual Report. You may request a copy of the Annual Report at no charge by calling 1-888-763-2260.

APPENDIX A

Ratings of Fixed Income Securities

Description of Moody’s Investors Services, Inc.’s Corporate Debt Ratings

Aaa
Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa
Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A
Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa
Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba
Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds that are rated B generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca	Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C	Bonds that are rated C are the lowest rated bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Note:    Moody’s may apply numerical modifiers 1, 2 and 3 in each generic classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic category.

Description of Moody’s Commercial Paper Ratings

        The term “commercial paper” as used by Moody’s means promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representations as to whether such commercial paper is by any other definition “commercial paper” or is exempt from registration under the Securities Act of 1933, as amended (the “Securities Act ”).

        Moody’s commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from registration under the Securities Act, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

        Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

—Leading market positions in well-established industries

—High rates of return on funds employed

—Conservative capitalization structures with moderate reliance on debt and ample asset protection

—Broad margins in earnings coverage of fixed financial charges and higher internal cash generation

—Well established access to a range of financial markets and assured sources of alternate liquidity

        Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

        Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternative liquidity is maintained.

        Issuers rated Not Prime do not fall within any of the Prime rating categories.

        If an issuer represents to Moody’s that its commercial paper obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within parentheses beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody’s evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody’s makes no representation and gives no opinion on the legal validity or enforceability of any support arrangement. You are cautioned to review with your counsel any questions regarding particular support arrangements.

Description of Moody’s Preferred Stock Ratings

        Because of the fundamental differences between preferred stocks and bonds, a variation of the bond rating symbols is being used in the quality ranking of preferred stocks. The symbols, presented below, are designed to avoid comparison with bond quality in absolute terms. It should always be borne in mind that preferred stocks occupy a junior position to bonds within a particular capital structure and that these securities are rated within the universe of preferred stocks.

        Preferred stock rating symbols and their definitions are as follows:

aaa
An issue that is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue that is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a	An issue that is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa	An issue that is rated “baa” is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba	An issue that is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b	An issue that is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue that is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca	An issue that is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

        Note:    Moody’s may apply numerical modifiers 1, 2 and 3 in each rating classification from “aa” through “b” in its preferred stock rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Description of Standard & Poor’s Corporate Debt Ratings

        A Standard & Poor’s corporate or municipal rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

        The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

        The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other reasons.

        The ratings are based, in varying degrees, on the following considerations: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA	Debt rated AAA has the highest rating assigned by Standard & Poor ’s. Capacity to pay interest and repay principal is extremely strong.

AA	Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest- rated issues only in small degree.

A	Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher-rated categories.

        Debt rated BB, B, CCC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB
Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payment. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

B
Debt rated B has a greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions would likely impair capacity or willingness to pay interest or repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC
Debt rated CCC has a current identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payments of interest and repayments of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

CC	The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C
The rating C is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

CI	The rating CI is reserved for income bonds on which no interest is being paid.

D
Debt rated D is in default. The D rating is assigned on the day an interest or principal payment is missed. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

        Plus (+) or minus (-):    The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major ratings categories.

        Provisional ratings:    The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood or risk of default upon failure of such completion. The investor should exercise judgment with respect to such likelihood and risk.

L
The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp. and interest is adequately collateralized.

*	Continuance of the rating is contingent upon Standard & Poor’s receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

NR
Indicates that no rating has been requested, that there is insufficient information on which to base a rating or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

        Bond Investment Quality Standards:    Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (“AAA,” “AA,” “A,” “BBB,” commonly known as “investment grade” ratings) are generally regarded as eligible for bank investment. In addition, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Description of Standard & Poor’s Commercial Paper Ratings

        A Standard & Poor ’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. The four categories are as follows:

A
Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

A-1
This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

A-2	Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated “A-1.”

A-3
Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

B	Issues rated “B” are regarded as having only adequate capacity for timely payment. However, such capacity may be damaged by changing conditions or short-term adversities.

C	This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

D	This rating indicates that the issue is either in default or is expected to be in default upon maturity.

        The commercial paper rating is not a recommendation to purchase or sell a security. The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Description of Standard & Poor’s Preferred Stock Ratings

        A Standard & Poor ’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

        The preferred stock ratings are based on the following considerations:

I.
Likelihood of payment-capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

II.	Nature of, and provisions of, the issue.

III.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors’ rights.

AAA	This is the highest rating that may be assigned by Standard & Poor ’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA
A preferred stock issue rated “AA” also qualifies as a high-quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated “AAA.”

A
An issue rated “A” is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB
An issue rated “BBB” is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the “A” category.

BB, B	Preferred stock rated “BB,” “B,” and “CCC” are regarded, on balance, as predominantly

CCC
speculative with respect to the issuer’s capacity to pay preferred stock obligations. “BB” indicates the lowest degree of speculation and “CCC” the highest degree of speculation. While such issues will likely have some quality and protection characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating “CC” is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C	A preferred stock rated “C” is a non-paying issue.

D	A preferred stock rated “D” is a non-paying issue in default on debt instruments.

        NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

        Plus (+) or Minus (-):    To provide more detailed indications of preferred stock quality, the ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        The preferred stock ratings are not a recommendation to purchase or sell a security, inasmuch as market price is not considered in arriving at the rating. Preferred stock ratings are wholly unrelated to Standard & Poor’s earnings and dividend rankings for common stocks.

        The ratings are based on current information furnished to Standard & Poor’s by the issuer, and obtained by Standard & Poor’s from other sources it considers reliable. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information.

Description of Fitch IBCA, Inc.’s (“Fitch”) Investment Grade Bond Ratings

        Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and of any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

        Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

        Bonds carrying the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

        Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

        Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA
Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA
Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-I+.”

A
Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB
Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

        Plus (+) or Minus (-):    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “AAA” category.

NR	Indicates that Fitch does not rate the specific issue.

Conditional	A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Suspended	A rating is suspended when Fitch deems the amount of information available from the issuer to be inadequate for rating purposes.

Withdrawn	A rating will be withdrawn when an issue matures or is called or refinanced and, at Fitch’s discretion, when an issuer fails to furnish proper and timely information.

Fitch Alert
Ratings are placed on Fitch Alert to notify investors of an occurrence that is likely to result in a rating change and the likely direction of such change. These are designated as “Positive” indicating a potential upgrade, “Negative,” for potential downgrade, or “Evolving,” where ratings may be raised or lowered. Fitch Alert is relatively short-term, and should be resolved within 12 months.

        Ratings Outlook:    An outlook is used to describe the most likely direction of any rating change over the intermediate term. It is described as “Positive” or “Negative.” The absence of a designation indicates a stable outlook.

Description of Fitch Speculative Grade Bond Ratings

        Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ( “BB” to “C”) represent Fitch’s assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating (“DDD” to “D”) is an assessment of the ultimate recovery value through reorganization or liquidation.

        The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength.

        Bonds that have the same rating are of similar but not necessarily identical credit quality since rating categories cannot fully reflect the differences in degrees of credit risk.

BB
Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B
Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC	Bonds have certain identifiable characteristics which, if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC	Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C	Bonds are in default in payment of interest or principal.

DDD, DD, D
Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. “DDD” represents the highest potential for recovery on these bonds, and “D” represents the lowest potential for recovery.

        Plus (+) or Minus (-):    Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the “DDD,” “DD,” or “D” categories.

Description of Fitch Investment Grade Short-Term Ratings

        Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

        The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

        Fitch short-term ratings are as follows:

F-1+	Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1	Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated “F-1+.”

F-2	Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned “F-1+” and “F-1” ratings.

F-3
Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse changes could cause these securities to be rated below investment grade.

F-S
Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

D	Default. Issues assigned this rating are in actual or imminent payment default.

LOC	The symbol “LOC” indicates that the rating is based on a letter of credit issued by a commercial bank.
CODE# 19089-401F

PART C. OTHER INFORMATION

Item 23.    Exhibits:

Exhibit Number
1	—	Amended and Restated Articles of Incorporation of Registrant.(4)
2	—	By-Laws of Registrant.(1)
3	—	Instrument Defining Rights of Shareholders. Incorporated by reference to Exhibits 1 and 2 above.
4	—	Form of Management Agreement between Registrant and Fund Asset Management, L.P.(4)
5(a)	—	Form of Amended and Restated Distribution Agreement between Registrant and FAM Distributors, Inc.
6	—	None.
7	—	Form of Custody Agreement.(4)
8(a)	—	Form of Administration Agreement between Registrant and Mercury Asset Management US, a division of Fund Asset Management, L.P.(4)
8(b)	—	Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between Registrant and Financial Data Services, Inc.(4)
8(c)	—	License Agreement relating to Use of Name among Mercury Asset Management International Ltd.,
Mercury Asset Management Group Ltd. and FAM Distributors, Inc. (formerly known as Mercury
Funds Distributor, a division of Princeton Funds Distributor, Inc.)(2)
8(d)	—	Form of License Agreement relating to Use of Name between Fund Asset Management, L.P. and Registrant.(4)
8(e)	—	Amended and Restated Credit Agreement between Registrant and a syndicate of banks.(3)
8(f)	—	Form of Fee Waiver/Expense Reimbursement Agreement between Registrant and Mercury Asset Management US, a division of Fund Asset Management, L.P.(4)
8(g)	—	Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company.(6)
9	—	Opinion and consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.(4)
10(a)	—	Consent of Deloitte & Touche LLP, independent auditors for Registrant.
10(b)	—	Consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.
11	—	None.
12	—	Form of Certificate of Fund Asset Management, L.P.(5)
13(a)	—	Form of Class A Shares Distribution Plan.
13(b)	—	Form of Class B Shares Distribution Plan.
13(c)	—	Form of Class C Shares Distribution Plan.
14(a)	—	Rule 18f-3 Plan.(4)
14(b)	—	Power of Attorney for Officers, Directors and Trustees.
14(c)	—	Form of Power of Attorney.
15	—	Not applicable.
16	—	Code of Ethics.(4)

(1)	Incorporated by reference to identically numbered exhibit to Registrant’s initial Registration Statement on Form N-1A (File Nos. 333-88193 and 811-09611).
(2)
Incorporated by reference to Exhibit 8(c) to Pre-Effective Amendment No. 1 of Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.’s Registration Statement on Form N-1A (File Nos. 333-56205 and 811-08797).

(3)	Incorporated by reference to Exhibit B to the Issuer Tender offer on Form TO under the Securities Exchange Act of 1934 of Merrill Lynch Senior Floating Rate Fund, Inc. (File No. 333-15973).
(4)	Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-88693 and 811-09611).
(5)	Incorporated by reference to identically numbered exhibit to Pre-Effective Amendment No. 2 to Registrant’s Registration Statement on Form N-1A (File Nos. 333-88693 and 811-09611).
(6)
Incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Merrill Lynch Growth Fund (File Nos. 33-10794 and 811-4934) filed on February 16, 2001.

Item 24.    Persons Controlled By or Under Common Control with Registrant.

        There are no persons directly or indirectly controlled by or under common control of the Registrant.

Item 25.    Indemnification.

        Reference is made to Article V of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Amended and Restated Distribution Agreement.

        Article V of the Registrant’s Articles of Incorporation provides that each acting and former director and officer of the Corporation shall be indemnified by the Corporation to the full extent permitted by the Maryland General Corporation Law, subject to the requirements of the Investment Company Act of 1940 as amended (the “Investment Company Act”).

        Article VI of the By-Laws provides that each officer and director of the Registrant shall be indemnified by the Corporation to the full extent permitted under the Maryland General Corporation Law, except that such indemnity shall not protect any such person against any liability to the Registrant or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Absent a court determination that an officer or director seeking indemnification was not liable on the merits or guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, the decision by the Registrant to indemnify such person must be based upon the reasonable determination by special legal counsel in a written opinion or the vote of a quorum of the directors who are neither “interested persons,” as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the proceeding (“non-party independent directors ”), after review of the facts, that such officer or director is not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

        Each officer and director of the Registrant claiming indemnification within the scope of Article VI of the By-Laws shall be entitled to advances from the Registrant for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permitted under the Maryland General Corporation Law without a preliminary determination as to his or her ultimate entitlement to indemnification (except as set forth below); provided, however, that the person seeking indemnification shall provide to the Registrant a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Registrant has been met and a written undertaking to repay any such advance, if it should ultimately be determined that the standard of conduct has not been met, and provided further that at least one of the following additional conditions is met: (a) the person seeking indemnification shall provide a security in form and amount acceptable to the Registrant for his undertaking; (b) the Registrant is insured against losses arising by reason of the advance; (c) a majority of a quorum of non-party independent directors, or independent legal counsel in a written opinion, shall determine, based on a review of facts readily available to the Registrant at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

        Section 2-148 of the Maryland General Corporation Law also empowers the Registrant to purchase insurance on behalf of an officer or director protecting such person to the full extent permitted under the Maryland General Corporation Law, from liability arising from his activities as officer or director of the Registrant. The Registrant, however, may not purchase insurance on behalf of any officer or director of the Registrant that protects or purports to protect such person from liability to the Registrant or to its stockholders to which such officer or director would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

        The Registrant may indemnify, make advances or purchase insurance to the extent provided in Article VI of the By-Laws on behalf of an employee or agent who is not an officer or director of the Registrant.

        In Section 9 of the Amended and Restated Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

        Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of Investment Adviser.

        Fund Asset Management, L.P. acts as the investment adviser for the following open-end registered investment companies: CBA Money Fund, CMA Government Securities Fund, CMA Money Fund, CMA MultiState Municipal Series Trust, CMA Tax-Exempt Fund, CMA Treasury Fund, The Corporate Fund Accumulation Program, Inc., Financial Institutions Series Trust, Master Focus Twenty Trust, Master Internet Stategies Trust, Master Large Cap Series Trust, Master Mid Cap Growth Trust, Master Premier Growth Trust, Mercury Global Holdings, Inc., Mercury Index Funds, Inc., Mercury QA Equity Series, Inc., Mercury QA Strategy Series, Inc., Master Basic Value Trust, Merrill Lynch Basic Value Fund, Inc., Mercury Basic Value Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Bond Fund, Inc., Merrill Lynch U.S. Basic High Yield Fund, Inc., Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Limited Maturity Municipal Series Trust, Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Master Small Cap Value Trust, Merrill Lynch Small Cap Value Fund, Inc., Mercury Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Inc., Master U.S. High Yield Trust, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch World Income Fund, Inc., The Asset Program, Inc. and The Municipal Fund Accumulation Program, Inc.; and for the following closed-end registered investment companies: Apex Municipal Fund, Inc., Corporate High Yield Fund, Inc., Corporate High Yield Fund II, Inc., Corporate High Yield Fund III, Inc., Debt Strategies Fund II, Inc., Income Opportunities Fund 2000, Inc., Merrill Lynch Municipal Strategy Fund, Inc., MuniAssets Fund, Inc., MuniEnhanced Fund, Inc., MuniHoldings Fund, Inc., MuniHoldings Fund II, Inc., MuniHoldings California Insured Fund, Inc., MuniHoldings Florida Insured Fund, MuniHoldings Insured Fund, Inc., MuniHoldings Insured Fund II, Inc., MuniHoldings Michigan Insured Fund II, Inc., MuniHoldings New Jersey Insured Fund, Inc., MuniHoldings New York Insured Fund, Inc., MuniInsured Fund, Inc., MuniVest Fund, Inc., MuniVest Fund II, Inc., MuniYield Arizona Fund, Inc., MuniYield California Fund, Inc., MuniYield California Insured Fund, Inc., MuniYield California Insured Fund II, Inc., MuniYield Florida Fund, MuniYield Florida Insured Fund, MuniYield Fund, Inc., MuniYield Insured Fund, Inc., MuniYield Michigan Fund, Inc., MuniYield Michigan Insured Fund, Inc., MuniYield New Jersey Fund, Inc., MuniYield New Jersey Insured Fund, Inc., MuniYield New York Insured Fund, Inc., MuniYield Pennsylvania Insured Fund, MuniYield Quality Fund, Inc., MuniYield Quality Fund II, Inc., Senior High Income Portfolio, Inc.

        Set forth below is a list of each executive officer and partner of Fund Asset Management, L.P., doing business as Mercury Advisors (the “Investment Adviser), indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since January 1, 1999 for his or her own account or in the capacity of director, officer, employer, partner or trustee.

Name	Positions with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co., Inc.	Limited Partner	Financial Services Holding Company; Limited Partner of Merrill Lynch Investment Managers, L.P. (“MLIM”)

Princeton Services	General Partner	General Partner of MLIM

Jeffrey M. Peek	President	President of MLIM; President and Director of Princeton Services; Executive Vice President of ML & Co.; Managing Director and Co-Head of the Investment Banking Division of Merrill Lynch in 1997

Terry K. Glenn	Executive Vice President	Executive Vice President of MLIM; Executive
Vice President and Director of Princeton
Services; President and Director of FAM
Distributors, Inc. (“FAMD” or the
“Distributor”); Director of Financial Data
Services, Inc.; President of Princeton
Administrators

Donald C. Burke	First Vice President, Treasurer and Director of Taxation	First Vice President and Treasurer of MLIM;
Senior Vice President and Treasurer of
Princeton Services; Vice President and
Treasurer of FAMD; First Vice President of
MLIM from 1997 to 1999; Vice President of
MLIM from 1990 to 1997

Michael G. Clark	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services; Treasurer and Director of FAMD; First Vice President of MLIM from 1997 to 1999; Vice President of MLIM from 1996 to 1997

Robert C. Doll, Jr.	Senior Vice President and Co-Head (Americas Region)	First Vice President of MLIM; Senior Vice President of Princeton Services; Chief Investment Officer of Oppenheimer Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Vincent R. Giordano	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services

Michael J. Hennewinkel	First Vice President and General Counsel (Americas Region)	Senior Vice President and General Counsel of MLIM (Americas Region); Senior Vice President of Princeton Services

Philip L. Kirstein	General Counsel	General Counsel of MLIM; Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary Taylor	Co-Head (Americas Region)	Senior Vice President of ML & Co.

Gregory D. Upah	Senior Vice President	First Vice President of MLIM; Senior Vice President of Princeton Services

        Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the following paragraph, and Messrs. Doll and Giordano are directors or officers of one or more of such companies.

        MLIM, an affiliate of the Investment Adviser, acts as the investment adviser for the following open-end registered investment companies: Master Global Financial Services Trust, Mercury Global Holdings, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Adjustable Rate Securities Fund, Inc., Merrill Lynch Americas Income Fund, Inc., Merrill Lynch Asset Growth Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch EuroFund, Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Global Financial Services Master Trust, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Natural Resources Trust, Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Growth Fund, Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch Latin America Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Real Estate Fund, Inc., Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short-Term Global Income Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Variable Series Funds, Inc., The Asset Program, Inc. and Hotchkis and Wiley Funds (advised by Hotchkis and Wiley, a division of MLIM); and for the following closed-end registered investment companies: Merrill Lynch High Income Municipal Bond Fund, Inc., Merrill Lynch Senior Floating Rate Fund, Inc. and Merrill Lynch Senior Floating Rate Fund II, Inc.; MLIM also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

        Mercury Asset Management International Ltd., an affiliate of MLIM, acts as the investment adviser or sub-adviser for the following open-end registered investment companies: Mercury Master Global Balanced Portfolio of Mercury Asset Management Master Trust (the “MAMMT”); Mercury Master Gold and Mining Portfolio of the MAMMT; Mercury Master International Portfolio of the MAMMT; Mercury Master Pan-European Growth Portfolio of the MAMMT; Mercury Master U.S. Large Cap Portfolio of the MAMMT; Mercury Master U.S. Small Cap Growth Portfolio of the MAMMT and Mercury V.I. U.S. Large Cap Fund of Mercury Asset Management V.I. Funds, Inc.

Item 27.    Principal Underwriters.

        The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of the Investment Advisor, FAM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAMD is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and ML & Co. is World Financial Center, North Tower, 250 Vesey Street, New York, New York 10080. The address of the Fund’s transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

        (a)  (FAMD or the “Distributor”) acts as the principal underwriter for the Registrant and for each of the following open-end investment companies:

        Mercury Master Select Growth Portfolio; Mercury Global Balanced Fund of Mercury Funds, Inc.; Mercury U.S. Large Cap Fund of Mercury Asset Management Funds, Inc.; Mercury U.S. Small Cap Growth Fund of Mercury Funds, Inc.; Mercury International Fund of Mercury Funds, Inc.; Mercury Pan-European Growth Fund of Mercury Asset Management Funds, Inc.; Summit Cash Reserves Fund of Financial Institutions Series Trust; U.S. Large Cap Growth Focus Fund of Mercury V.I. Funds, Inc.

        A separate division of FAMD acts as the principal underwriter of other investment companies.

        (b)  Set forth below is information concerning each director and officer of the Distributor. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen, Crook, Fatseas and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts
02111-2665.

(1) Name	(2) Positions and Offices with Distributor	(3) Positions and Offices with Registrant
Terry K. Glenn	President and Director	President and Director
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Robert W. Crook	Senior Vice President	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
James T. Fatseas	Vice President	None
Debra W. Landsman-Yaros	Vice President	None
Michelle T. Lau	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

        (c)  Not Applicable.

Item 28.    Location of Accounts and Records.

        All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act and the rules thereunder are maintained at the offices of:

(1) the Registrant, Mercury QA Equity Series, Inc., 800 Scudders Mill Road, Plainsboro, New Jersey 08536;

(2) the transfer agent, Financial Data Services, Inc., P.O. Box 44062, Jacksonville, Florida 32232-4062;

(3) the custodian, The Chase Manhattan Bank, 4 Chase MetroTech, 18th Floor, Brooklyn, New York, 11245; and

(4) the investment adviser and administrator, Fund Asset Management, L.P., doing business as Mercury Advisors, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

Item 29.    Management Services.

        Other than as set forth under the caption “The Portfolio Management—Management of the Funds” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund—Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not party to any management-related service contract.

Item 30.    Undertakings.

        Not applicable.

SIGNATURES

        Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 30th day of April, 2001.

MERCURY QA EQUITY SERIES , INC .
(Registrant)

/s/ TERRY K. GLENN
By:
(Terry K. Glenn, President and Director)

        Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

TERRY K. GLENN * (Terry K. Glenn)	President and Director (Principal Executive Officer)

DONALD C. BURKE * (Donald C. Burke)	Vice President and Treasurer (Principal Financial Accounting Officer)

M. COLYER CRUM * (M. Colyer Crum)	Director

LAURIE SIMON HODRICK * (Laurie Simon Hodrick)	Director

STEPHEN B. SWENSRUD * (Stephen B. Swensrud)	Director

J. THOMAS TOUCHTON * (J. Thomas Touchton)	Director

FRED G. WEISS * (Fred G. Weiss)	Director

*	This Registration Statement has been signed by each of the persons so indicated by the undersigned as Attorney-in-Fact.

/s/ TERRY K. GLENN *By: (Terry K. Glenn, Attorney-in-Fact)	April 30, 2001

INDEX TO EXHIBITS

Exhibit Number	Description
5(a)	Form of Amended and Restated Distribution Agreement between Registrant and FAM Distributors, Inc.
10(a)	Consent of Deloitte & Touche LLP , independent auditors for Registrant.
10(b)	Consent of Swidler Berlin Shereff Friedman, LLP, counsel for Registrant.
13(a)	Form of Class A Shares Distribution Plan.
13(b)	Form of Class B Shares Distribution Plan.
13(c)	Form of Class C Shares Distribution Plan.
14(b)	Form of Power of Attorney for Officers, Directors and Trustees.
14(c)	Form of Power of Attorney.